EQ Advisors TrustSM

Prospectus dated May 1, 2008

This Prospectus describes Portfolios* offered by EQ Advisors Trust and the Class IB shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

Equity Portfolios

EQ/AllianceBernstein Common Stock

EQ/AllianceBernstein International

EQ/AllianceBernstein Small Cap Growth

EQ/BlackRock Basic Value Equity**

EQ/BlackRock International Value**

EQ/Boston Advisors Equity Income

EQ/Capital Guardian Growth

EQ/Capital Guardian Research

EQ/Davis New York Venture

EQ/Equity 500 Index

EQ/Evergreen Omega

EQ/FI Mid Cap

EQ/Franklin Income

EQ/Franklin Small Cap Value

EQ/GAMCO Mergers and Acquisitions

EQ/GAMCO Small Company Value

EQ/International Core PLUS**

EQ/International Growth

EQ/JPMorgan Value Opportunities

EQ/Large Cap Core PLUS**

EQ/Large Cap Growth PLUS**

EQ/Legg Mason Value Equity

EQ/Lord Abbett Growth and Income

EQ/Lord Abbett Large Cap Core

EQ/Marsico Focus

EQ/Mid Cap Value PLUS**

EQ/Mutual Shares

EQ/Oppenheimer Global

EQ/Oppenheimer Main Street Opportunity

EQ/Oppenheimer Main Street Small Cap

EQ/Small Company Index

EQ/T. Rowe Price Growth Stock**

EQ/Templeton Growth

EQ/UBS Growth and Income

EQ/Van Kampen Comstock

EQ/Van Kampen Emerging Markets Equity

EQ/Van Kampen Mid Cap Growth

EQ/Van Kampen Real Estate

Fixed Income Portfolios

EQ/AllianceBernstein Intermediate Government Securities

EQ/Bond Index

EQ/Evergreen International Bond

EQ/JPMorgan Core Bond

EQ/Long Term Bond

EQ/Money Market

EQ/PIMCO Real Return

EQ/Short Duration Bond

*	Not all of these Portfolios may be available as an investment in your variable life or annuity product or under your retirement plan. In addition, certain of these Portfolios may be available only as underlying investment portfolios of certain other portfolios of EQ Advisors Trust and may not be available directly as an investment plan under your variable life or annuity product or retirement plan. Please consult your product prospectus or retirement plan documents to see which Portfolios are available under your contract or plan.
**	Please see next page “Overview – Information on Portfolio Name Changes.”

The Securities and Exchange Commission has not approved or disapproved any Portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Version 2A

(29190)

EQ Advisors Trust

Overview

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of sixty-four (64) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IB shares of forty-six (46) of the Trust’s Portfolios. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), for the Trust’s Class IB shares. Each Portfolio is a diversified Portfolio, except for the EQ/GAMCO Mergers and Acquisitions Portfolio, the EQ/Legg Mason Value Equity Portfolio, the EQ/Marsico Focus Portfolio and the EQ/Van Kampen Real Estate Portfolio, which are non-diversified Portfolios. Information on each Portfolio, including its investment objectives, investment strategies and investment risks can be found on the pages following this Overview. In addition, a Glossary of Terms is provided at the back of this Prospectus.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to The 401(k) Plan sponsored by AXA Equitable (“Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by AXA Equitable that currently sells its shares to such accounts and plans. The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contract if you are a Contractholder or participant in a retirement plan under a Contract. Please read that prospectus carefully and retain it for future reference.

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), is the investment manager to each Portfolio.

The day-to-day portfolio management of each Portfolio is provided by investment sub-advisers (the “Advisers”). Information regarding the Manager and the Advisers is included under “Management of the Trust” and “About the Investment Portfolios” in this Prospectus. The Manager has been granted relief by the Securities and Exchange Commission (“SEC”) to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the “Multi-Manager Order”). The Manager also may allocate a Portfolio’s assets to additional Advisers subject to approval of the Trust’s Board of Trustees. If a new Adviser is retained for a Portfolio, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (“Affiliated Adviser”), such as AllianceBernstein L.P., unless the advisory agreement with the Affiliated Adviser is approved by the affected Portfolio’s shareholders.

The co-distributors of the Portfolios are AXA Advisors, LLC and AXA Distributors, LLC.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

Information on Portfolio Name Changes

Information on Portfolio Name Changes
Portfolio Name Until May 25, 2007	Portfolio Name After May 25, 2007
EQ/Mercury Basic Value Equity Portfolio	EQ/BlackRock Basic Value Equity Portfolio
EQ/Mercury International Value Portfolio	EQ/BlackRock International Value Portfolio
EQ/Capital Guardian International Portfolio	MarketPLUS International Core Portfolio
EQ/FI Mid Cap Value Portfolio	MarketPLUS Mid Cap Value Portfolio
EQ/MFS Emerging Growth Companies	MarketPLUS Large Cap Growth Companies
EQ/MFS Investors Trust Portfolio	MarketPLUS Large Cap Core Portfolio

Portfolio Name Until July 6, 2007	Portfolio Name After July 6, 2007
EQ/TCW Equity Portfolio	EQ/T. Rowe Price Growth Stock Portfolio

Portfolio* Name Until April 30, 2008	Portfolio* Name after April 30, 2008
MarketPLUS International Core Portfolio	EQ/International Core PLUS Portfolio
MarketPLUS Mid Cap Value Portfolio	EQ/Mid Cap Value PLUS Portfolio
MarketPLUS Large Cap Growth Portfolio	EQ/Large Cap Growth PLUS Portfolio
MarketPLUS Large Cap Core Portfolio	EQ/Large Cap Core PLUS Portfolio

*	These Portfolios may be referred to as the PLUS Portfolios.

2	Overview	EQ Advisors Trust

EQ Advisors Trust	Table of contents	3

1. About the investment portfolios

This section of the Prospectus provides a complete description of the principal investment objective, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective. The investment objective and, except as otherwise noted, the investment policies of a Portfolio are not fundamental policies and may be changed without a shareholder vote.

As described more fully on the following pages, the EQ/AllianceBernstein Common Stock, EQ/AllianceBernstein Small Cap Growth, EQ/BlackRock Basic Value Equity, EQ/Boston Advisors Equity Income, EQ/Equity 500 Index, EQ/FI Mid Cap, EQ/Franklin Small Cap Value, EQ/GAMCO Small Company Value, EQ/Large Cap Core PLUS, EQ/Large Cap Growth PLUS, EQ/Legg Mason Value Equity, EQ/Lord Abbett Large Cap Core, EQ/Mid Cap Value PLUS, EQ/Oppenheimer Main Street Small Cap, EQ/Small Company Index, EQ/T. Rowe Price Growth Stock, EQ/Van Kampen Emerging Markets Equity, EQ/Van Kampen Mid Cap Growth, EQ/Van Kampen Real Estate Portfolio, EQ/AllianceBernstein Intermediate Government Securities, EQ/Bond Index, EQ/Evergreen International Bond, EQ/JPMorgan Core Bond, EQ/Long Term Bond, EQ/Short Duration Bond Portfolios each has a policy that it will invest at least 80% of its net assets in the particular type of investment suggested by its name. The EQ/BlackRock International Value and EQ/Van Kampen Comstock Portfolios each has a policy that it will invest at least 80% of its net assets in a particular type of investment. These policies may not be changed without providing at least sixty (60) days’ written notice to the shareholders of the affected Portfolio.

For temporary defensive purposes, each Portfolio (other than the EQ/Equity 500 Index, EQ/Small Company Index, EQ/Bond Index and EQ/Long Term Bond Portfolios) may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that a Portfolio is invested in these instruments, the Portfolio will not be pursuing its investment goal.

Please note that:

•

A fuller description of each of the principal risks and of the benchmarks is included in the section “More Information on Risks and Benchmarks,” which follows the description of each Portfolio in this section of the Prospectus.

•	Additional information concerning each Portfolio’s strategies, investments, and risks can also be found in the Trust’s Statement of Additional Information.

4	About the investment portfolios	EQ Advisors Trust

Equity Portfolios

EQ/AllianceBernstein Common Stock Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks. The Portfolio also invests in other equity-type securities (such as preferred stock or convertible debt) that the Adviser believes will share in the growth of the economy over a long-term period.

The Portfolio invests primarily in common stocks that are listed on national securities exchanges, generally those companies with large market capitalizations. Smaller amounts may be invested in stocks that are traded over-the-counter, which generally include stocks of companies with small market capitalization. The Portfolio generally will not invest more than 20% of its total assets in foreign securities.

The Portfolio invests in both growth-oriented and value-oriented stocks of companies of any size. By combining growth and value in a single portfolio, the Adviser seeks to smooth performance over time and to ensure that premiums are driven by security selection. The Adviser seeks to invest the growth portion of the Portfolio in companies with strong business models and market positions that offer the prospect of sustained, superior earnings growth. Relying on a bottom-up stock selection process driven by fundamental research, the Adviser seeks to identify such companies at an early stage. The Adviser seeks to invest the value portion of the Portfolio in companies that are trading at a discount to their long-term earnings power, usually because of a situation the Adviser’s research suggests will be temporary. The Adviser may also own securities if they reduce portfolio risk or are diversifying to the Portfolio. The Adviser relies on a disciplined stock selection process that combines fundamental research and financial forecasts to seek to identify such companies. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Common Stock Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Common Stock Portfolio whose inception date is January 13, 1976, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
28.34% (1998 4th Quarter)	–19.34% (2002 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein Common Stock Portfolio — Class IB Shares	3.48%	15.32%	5.31%
S&P 500 Index†	5.49%	12.83%	5.91%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

EQ Advisors Trust	About the investment portfolios	5

Equity Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein Common Stock Portfolio	Class IB Shares
Management Fee	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses*	0.85%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Total Annual Portfolio Operating Expenses for the Portfolio would be 0.84% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$87
3 Years	$271
5 Years	$471
10 Years	$1,049

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2007, AllianceBernstein had approximately $800 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the Blend Investment Policy Team, comprised of senior Blend portfolio managers. The Blend Investment Policy Team relies heavily on AllianceBernstein’s growth, value and fixed-income investment teams and, in turn, the fundamental research of AllianceBernstein’s large internal research staff. The primary day-to-day responsibilities for coordinating the Portfolio’s investments resides with Seth Masters, the Chief Investment Officer (“CIO”) of the Blend Investment Policy Team.

Mr. Masters has served as CIO — Style Blend and Core Equity Services and headed the US and global style blend teams since 2002. He serves on AllianceBernstein’s Executive Committee, a group of key senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Mr. Masters joined AllianceBernstein in 1991.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

6	About the investment portfolios	EQ Advisors Trust

EQ/AllianceBernstein International Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in both growth-oriented and value-oriented stocks of non-U.S. companies. These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries.

The growth portion of the Portfolio invests primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies or foreign governmental enterprises that the Adviser believes have prospects for growth. This portion of the Portfolio may invest anywhere in the world (including developing countries or “emerging markets”), although it will not generally invest in the United States. Developing countries in which the growth portion of the Portfolio may invest include, among others, Mexico, Brazil, Hong Kong, India, Poland, Turkey and South Africa.

The portion of the Portfolio invested in value-oriented stocks will invest primarily in equity securities of issuers in countries that comprise the MSCI EAFE Index and Canada. MSCI EAFE countries currently include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. For this portion of the Portfolio, the Adviser uses a value oriented approach to stock selection in that it generally invests in stocks with low price-to-earnings ratios, low price-to-book ratios and high dividend yields. The value portion of the Portfolio will be diversified among many foreign countries (including developing countries or “emerging markets”) not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio intends to have represented in the Portfolio business activities in not less than three different countries.

The Portfolio may also invest in any type of investment grade, fixed income security including, but not limited to, preferred stock, convertible securities, bonds, notes and other evidences of indebtedness of foreign issuers, including obligations of foreign governments. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Portfolio intends under normal market conditions to invest primarily in equity securities.

The Portfolio may also make use of various other investment strategies, including the purchase and sale of shares of other mutual funds investing in foreign securities. The Portfolio may, to a limited extent, also use derivatives, including: writing covered call and put options and purchasing call and put options on individual equity securities, securities indexes, and foreign currencies. The Portfolio may, to a limited extent, also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Investment Grade Securities Risk

Interest Rate Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance International Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance International Portfolio whose inception date is April 3, 1995, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ Advisors Trust	About the investment portfolios	7

Equity Portfolios (continued)

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
25.32% (1999 4th Quarter)	–20.49% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein International Portfolio — Class IB Shares	11.69%	20.52%	7.39%
MSCI EAFE Index†	11.17%	21.59%	8.66%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein International Portfolio	Class IB Shares
Management Fee	0.71%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.18%
Total Annual Portfolio Operating Expenses	1.14%
Less Fee Waiver/Expense Reimbursement*	–0.04%
Net Annual Portfolio Operating Expenses**	1.10%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$112
3 Years	$358
5 Years	$624
10 Years	$1,383

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2007, AllianceBernstein had approximately $800 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the Blend Investment Policy Team, comprised of senior Blend portfolio managers. The Blend Investment Policy Team relies heavily on AllianceBernstein’s growth, value and fixed-income investment teams

8	About the investment portfolios	EQ Advisors Trust

and, in turn, the fundamental research of AllianceBernstein’s large internal research staff. The primary day-to-day responsibilities for coordinating the portfolio’s investments resides with Seth Masters, the Chief Investment Officer (“CIO”) of the Blend Investment Policy Team.

Mr. Masters has served as CIO — Style Blend and Core Equity Services and headed the US and global style blend teams since 2002. He serves on AllianceBernstein’s Executive Committee, a group of key senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Mr. Masters joined AllianceBernstein in 1991.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	9

Equity Portfolios (continued)

EQ/AllianceBernstein Small Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small capitalization companies (currently considered by the Adviser to mean companies with market capitalizations between $300 million and $3 billion at the time of purchase.

The Portfolio invests primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects. The Portfolio also may invest in securities of mid-cap companies. The Portfolio may at times invest in companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand) and less widely known companies. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio generally engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

When market or financial conditions warrant, the Portfolio may invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and investment grade corporate fixed income securities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Fixed Income Risk

Interest Rate Risk

Investment Grade Securities Risk

•	Growth Investing Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid Cap Company Risk

•	Special Situations Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Small Cap Growth Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Small Cap Growth Portfolio whose inception date is May 1, 1997, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
28.02% (1999 4th Quarter)	–28.09% (1998 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein Small Cap Growth Portfolio — Class IB Shares	16.70%	17.90%	6.69%
Russell 2500 Growth Index†	9.69%	17.43%	6.62%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

10	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein Small Cap Growth Portfolio	Class IB Shares
Management Fee	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses*	1.12%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Total Annual Portfolio Operating Expenses for the Portfolio would be 1.11% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$114
3 Years	$356
5 Years	$617
10 Years	$1,363

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2007, AllianceBernstein had approximately $800 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s US Small/SMID Cap Growth Team, which is responsible for management of all of AllianceBernstein’s US Small/SMID Cap Growth accounts. The US Small/SMID Cap Growth Team relies heavily on its fundamental analysis and research. In addition, the team draws upon the research of AllianceBernstein’s industry analysts as well as other portfolio management teams. The four members of the US Small/SMID Cap Growth Team with the most significant responsibility for the day-to-day management of the Portfolio are: Bruce Aronow, Samantha Lau, Kumar Kirpalani and Wen-TseTseng.

Bruce Aronow is Senior Vice President, Portfolio Manager/Research Analyst and serves as team leader for the Small/SMID Cap Growth Team. He is also responsible for research and portfolio management for the Small/SMID Cap Growth consumer/commercial sectors. Mr. Aronow joined AllianceBernstein in 1999 and has had portfolio management responsibilities since that time.

Samantha Lau is Senior Vice President, Portfolio Analyst/Manager and is responsible for research and portfolio management for the Small/SMID Cap Growth technology sector. Ms. Lau joined AllianceBernstein in 1999 and has had portfolio management responsibilities since that time.

Kumar Kirpalani is Senior Vice President, Portfolio Analyst/Manager and is responsible for research and portfolio management for the Small/SMID Cap Growth industrial, financial and energy sector. Mr. Kirpalani joined AllianceBernstein in 1999 and has had portfolio management responsibilities since that time.

Wen-TseTeng is Vice President and Portfolio Analyst/Manager and is responsible for research and portfolio management for the Small/SMID Cap Growth healthcare sector. Prior to joining AllianceBernstein in March 2006, Mr. Teng was the healthcare sector portfolio manager at William D. Witter since August 2003 and with Weiss, Peck & Greer, from April 2002 to August 2003.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	11

Equity Portfolios (continued)

EQ/BlackRock Basic Value Equity Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation and secondarily, income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in equity securities that the Adviser believes are undervalued and therefore represent basic investment value. The Adviser places particular emphasis on companies with below-average price/earnings ratios that may pay above-average dividends. The Adviser may also determine a company is undervalued if its stock price is down because of temporary factors from which the Adviser believes the company will recover. The Portfolio focuses its investments on companies with market capitalization over $5 billion.

The Adviser believes that favorable changes in market prices are more likely to occur when:

•	stocks are out of favor;

•	company earnings are depressed;

•	price/earnings ratios are relatively low;

•	investment expectations are limited; and/or

•	there is no general interest in a security or industry.

On the other hand, the Adviser believes that negative developments are more likely to occur when:

•	investment expectations are generally high;

•	stock prices are advancing or have advanced rapidly;

•	price/earnings ratios have been inflated; and/or

•	an industry or security continues to become popular among investors.

The Adviser believes that stocks with relatively high price/earnings ratios are more vulnerable to price declines from unexpected adverse developments. At the same time, stocks with relatively low price/earnings ratios are more likely to benefit from favorable but generally unanticipated events. Thus, the Portfolio may invest a large part of its net assets in stocks that have weak research ratings.

The Portfolio may sell a security if, for example, the stock price increases to the high end of the range of its historical price-book value ratio or if the Portfolio determines that the issuer no longer meets the criteria the Adviser has established for the purchase of such securities or if the Adviser thinks there is a more attractive investment opportunity in the same category. The Portfolio also may invest, up to 25% of its total assets, in securities issued by foreign companies.

The Portfolio has no minimum holding period for investments, and will buy or sell securities whenever the Portfolio’s management sees an appropriate opportunity.

The Portfolio may, to a limited extent, use derivatives to hedge its portfolio against market and currency risks or to gain exposure to equity markets.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

•	Large-Cap Company Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to October 1, 2006.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

12	About the investment portfolios	EQ Advisors Trust

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
18.08% (2003 2nd Quarter)	–20.46% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/BlackRock Basic Value Equity Portfolio — Class IB Shares	1.17%	12.82%	9.08%
Russell 1000 Value Index†	–0.17%	14.63%	7.68%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/BlackRock Basic Value Equity Portfolio	Class IB Shares
Management Fee	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.93%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses**	0.93%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.95% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Portfolio Annual Operating Expenses for the Portfolio would be 0.92% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$95
3 Years	$296
5 Years	$515
10 Years	$1,143

WHO MANAGES THE PORTFOLIO

BlackRock Investment Management, LLC (“BlackRock Investment”), P.O. Box 9011, Princeton, New Jersey 08543-9011. BlackRock Investment, together with its investment management affiliates, is one of the world’s largest asset management firms. As of December 31, 2007, BlackRock Investment and its affiliates had approximately $1.3 trillion in assets under management.

Kevin Rendino and Robert Martorelli are the co-portfolio managers of the Portfolio, and are jointly and primarily responsible for the day-to-day management of the Portfolio. Each is responsible for the selecting the Portfolio’s investments. Mr. Rendino has been a Managing Director of and Portfolio Manager with BlackRock since 2006. He was a Managing Director of Merrill Lynch Investment Managers (“MLIM”) from 1997 to 2006. Mr. Martorelli has been a Managing Director of and Portfolio Manager with BlackRock since 2006. He was a Managing Director of MLIM from 1997 to 2006.

EQ Advisors Trust	About the investment portfolios	13

Equity Portfolios (continued)

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

14	About the investment portfolios	EQ Advisors Trust

EQ/BlackRock International Value Portfolio

INVESTMENT OBJECTIVE: Seeks to provide current income and long-term growth of income, accompanied by growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in securities of companies located in the developed foreign markets. The Portfolio invests in at least ten foreign markets to ensure diversification. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks that pay dividends. Such equity securities normally include common stocks, preferred stocks, securities convertible into common or preferred stocks and warrants. The countries in which the Portfolio may invest include emerging market countries.

The Portfolio considers the following to be issuers of securities located in a country other than the U.S.:

•	companies organized under the laws of a country other than the U.S. with a principal office outside the U.S.;

•	companies that earn 50% or more of their total revenues from business outside the U.S.;

•	companies with 50% or more of their assets located in a country outside of the U.S.; and

•	companies whose securities are principally traded in foreign markets.

The Portfolio may, to a limited extent, engage in a variety of transactions using derivatives, such as futures, options, warrants, and forward and swap contracts on both securities and currencies.

The Portfolio may invest in any type of company and may invest in companies of any size. In investing the Portfolio’s assets, the Adviser follows a value investing style, focusing on the stocks that the Adviser believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include a low price-to-earnings ratio relative to the market and other intrinsic characteristics, a high yield relative to the market and a low price-to-book ratio relative to the market. Stocks may be “undervalued” because they are part of an industry that is out of favor with investors generally. Even in those industries, individual companies may have high rates of earnings growth and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may invest in the securities of non-U.S. issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities convertible into securities of non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this portfolio because a different Adviser advised the Portfolio prior to October 1, 2006.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ Advisors Trust	About the investment portfolios	15

Equity Portfolios (continued)

Calendar Year Annual Total Returns — Class IB

Best quarter: (% and time period)	Worst quarter: (% and time period)
36.26% (1999 4th Quarter)	–20.57% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/BlackRock International Value Portfolio — Class IB Shares	10.22%	19.05%	10.14%
MSCI EAFE Index†	11.17%	21.59%	8.66%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/BlackRock International Value Portfolio	Class IB Shares
Management Fee	0.81%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.19%
Total Annual Portfolio Operating Expenses	1.25%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses**	1.25%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$127
3 Years	$397
5 Years	$686
10 Years	$1,511

WHO MANAGES THE PORTFOLIO

BlackRock Investment Management International Limited (“BlackRock International”), 33 King William Street, London EC4R 9AS England. BlackRock International, together with its investment management affiliates, is one of the world’s largest asset management firms. As of December 31, 2007, BlackRock International and its affiliates had approximately $1.3 trillion in assets under management.

A team of investment professionals that includes James A. MacMillan and Robert Weatherston is jointly and primarily responsible for the day-to-day management of the Portfolio.

Mr. MacMillan, the Portfolio’s senior portfolio manager, has been managing the Portfolio since December 2003. He has been a Managing Director of, and Portfolio Manager with, BlackRock since October 2006.

16	About the investment portfolios	EQ Advisors Trust

Prior thereto, he was a Managing Director of Merrill Lynch Investment Managers, L.P., (“MLIM”) since 2000.

Mr. Weatherston has been a portfolio manager of the Portfolio since December 2003. He has been a Director of, and Portfolio Manager with, BlackRock since October 2006. Prior thereto, he was a Director of MLIM since 2005 and was a Vice President from 1999 to 2005.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	17

Equity Portfolios (continued)

EQ/Boston Advisors Equity Income Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a combination of growth and income to achieve an above-average and consistent total return.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio intends to invest primarily in dividend-paying common stocks of U.S. large capitalization companies. Large capitalization companies currently are treated as those companies with market capitalization in excess of $10 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies.

The Portfolio invests primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth and income, such as preferred stocks, warrants and securities convertible into common stock. The Portfolio may invest up to 20% of its assets in foreign securities, including securities of issuers located in developed and developing economies. The Portfolio may invest in foreign issuers through depository receipts.

The Adviser focuses primarily on companies that offer the potential for capital appreciation combined with an above market level of dividend income. In choosing investments, the Adviser utilizes a quantitative process to identify and evaluate companies for potential investment. The Adviser generally uses the following guidelines in constructing the portfolio: (1) each individual stock holding will pay a dividend at least annually; (2) the overall portfolio yield will be greater than the dividend yield on the S&P 500 Index; and (3) at least 80% of the stocks (measured by net assets) will pay a dividend that exceeds the dividend yield on the S&P 500 Index. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depository Receipts Risk

Emerging Markets Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Equity Income Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Equity Income Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
15.82% (2003 4th Quarter)	–17.49% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Boston Advisors Equity Income Portfolio — Class IB Shares	3.61%	13.76%	5.74%
Russell 1000 Value Index†	–0.17%	14.63%	7.15%
†	For more information on this index, see the following section “More Information on Risk and Benchmarks.”

18	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Boston Advisors Equity Income Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	1.14%
Less Fee Waiver/Expense Reimbursement*	–0.09%
Net Annual Portfolio Operating Expenses**	1.05%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$107
3 Years	$353
5 Years	$619
10 Years	$1,378

WHO MANAGES THE PORTFOLIO

Boston Advisors, LLC (“Boston Advisors”), One Federal Street, 20th Floor, Boston, Massachusetts 02110, is the Adviser to the Portfolio. Boston Advisors and its predecessor company have been providing investment counseling since 1992. Total assets under management for Boston Advisors as of December 31, 2007 were $2.1 billion.

The management of and investment decisions for the Portfolio are made by the Institutional Portfolio Management team of Boston Advisors. Each member of the investment team serves as Portfolio Manager and Analyst. The members of the Institutional Portfolio Management team are: Michael J. Vogelzang, CFA, Douglas A. Riley, CFA, and Lisa A. Sebesta, CFA.

Michael J. Vogelzang, CFA, is President and Chief Investment Officer of Boston Advisors and heads the management team for the Portfolio. Mr. Vogelzang has been President and Chief Investment Officer of Boston Advisors since 1997.

Douglas A. Riley, CFA, is Senior Vice President and Portfolio Manager and has been with Boston Advisors in that capacity since 2002.

Lisa A. Sebesta, CFA, is Senior Vice President and Portfolio Manager and has been with Boston Advisors in that capacity since 2006. Prior to that time, she was a Portfolio Manager at Batterymarch Financial Management since 2000.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	19

Equity Portfolios (continued)

EQ/Capital Guardian Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser seeks to achieve the Portfolio’s investment objective by investing primarily in equity securities of U.S. issuers and securities whose principal markets are in the U.S., including American Depository Receipts (“ADRs”) and other U.S.-registered foreign securities. The Portfolio also may invest, to a limited extent, in foreign securities. The Portfolio normally will be invested primarily in common stocks, or securities convertible or exchangeable into common stocks, of companies with market capitalization greater than $1.5 billion at the time of purchase.

The Adviser will seek to invest primarily in securities that at the time of purchase exhibit one or more “growth” characteristics. The “growth” characteristics include securities which exhibit a favorable rate of growth in at least one of the following categories: earnings, unit sales, revenue or cash flow. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap or Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to December 13, 2004.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
25.29% (1998 4th Quarter)	–19.95% (2001 1st Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Capital Guardian Growth Portfolio — Class IB Shares	5.50%	9.28%	2.38%
Russell 1000 Growth Index†	11.81%	12.11%	3.83%
**	For periods prior to the date Class IA shares commenced operations (October 2, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

20	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian Growth Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.14%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Portfolio Operating Expenses	1.05%
Less Waivers/Expense Reimbursements**	–0.09%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	0.96%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	From time to time, the Portfolio may invest in shares of other investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying investment companies and the investment return of the Portfolio will be reduced by each underlying investment company’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.95% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$98
3 Years	$325
5 Years	$571
10 Years	$1,274

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since December 13, 2004. As of December 31, 2007, Capital Guardian had $128 billion in assets under management.

Capital Guardian uses a multiple portfolio manager system in managing the Portfolio’s assets. Under this approach, the Portfolio is divided into segments managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by the Portfolio’s objectives and policies and by Capital Guardian’s Investment Committee. In addition, Capital Guardian’s investment analysts may make investment decisions with respect to a portion of the Portfolio. The individual managers primarily responsible for segments of the Portfolio are:

David I. Fisher is Chairman of the Board of Capital Guardian and has been a portfolio manager on the U.S. growth equity team since 2000. He joined the Capital Guardian organization in 1969 as an investment analyst.

Alan J. Wilson is an Director and Senior Vice President for Capital Guardian and has been a portfolio manager on the U.S. growth equity team since 2005. Prior to being named a portfolio manager on the U.S. growth equity team, Mr. Wilson was an investment analyst covering the U.S. energy equipment, video games and construction and engineering industries and a diversified portfolio manager on the U.S. equity team. He joined the Capital Guardian organization in 1991 as an investment analyst.

Jim S. Kang is a Vice President of Capital Guardian and has been a portfolio manager on the U.S. growth equity team since 2000. Mr. Kang joined the Capital Guardian organization in 1988 as an investment analyst.

Todd James is a Senior Vice President of Capital Guardian. Mr. James has been a Portfolio Manager on the U.S. growth equity team since 2006. Prior to being named a Portfolio Manager on the growth equity team, Mr. James was both an investment analyst covering U.S. merchandising and e-commerce and a diversified U.S. equity portfolio manager. He joined the Capital Guardian organization in 1985 as a statistician.

EQ Advisors Trust	About the investment portfolios	21

Equity Portfolios (continued)

Eric H. Stern is a Director and Senior Vice President of Capital Guardian, and has been a portfolio manager on the U.S. growth equity team since 2005. Prior to being named a portfolio manager on the U.S. growth equity team, Mr. Stern was an investment analyst covering the US medical technology industry. He joined the Capital Guardian organization in 1991 as an investment analyst.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

22	About the investment portfolios	EQ Advisors Trust

EQ/Capital Guardian Research Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of United States issuers and securities whose principal markets are in the United States, including American Depositary Receipts and other United States registered foreign securities. The Portfolio invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase. The Portfolio seeks to achieve long-term growth of capital through investments in a portfolio comprised primarily of equity securities which may include convertible securities; the Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may invest up to 15% of its total assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter: (% and time period)	Worst quarter: (% and time period)
16.00% (2003 2nd Quarter)	–18.37% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Capital Guardian Research Portfolio — Class IB Shares	1.63%	11.98%	4.59%
S&P 500 Index†	5.49%	12.83%	2.76%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

EQ Advisors Trust	About the investment portfolios	23

Equity Portfolios (continued)

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian Research Portfolio	Class IB Shares
Management Fee	0.63%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	1.01%
Less Fee Waiver/Expense Reimbursement*	–0.06%
Net Annual Portfolio Operating Expenses**	0.95%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$316
5 Years	$552
10 Years	$1,231

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations. As of December 31, 2007, Capital Guardian had $128 billion in assets under management.

Alan J. Wilson is primarily responsible for the day-to-day management of the Portfolio. He leads a team of investment analysts who are responsible for the management of the Portfolios. Mr. Wilson is a Director and Senior Vice President for Capital Guardian and has been the research portfolio coordinator for Capital Guardian’s diversified and concentrated research portfolio’s since 2002. He joined the Capital Guardian organization in 1991 as an investment analyst.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

24	About the investment portfolios	EQ Advisors Trust

EQ/Davis New York Venture Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests a majority of its assets in equity securities issued by large-cap companies with market capitalizations of at least $10 billion. The Portfolio also has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, including depositary receipts, and to invest in non-equity securities. The Portfolio also may invest a significant portion of its assets in the financial services sector.

The Portfolio may purchase such other kinds of securities; engage in active trading; or employ other investment strategies if the Adviser believes the securities or investment strategies are appropriate. The Portfolio also uses short-term investments, such as treasury bills and repurchase agreements, to maintain flexibility while evaluating long-term opportunities.

The Adviser conducts extensive research to identify well managed companies with durable business models that are attractive to the Adviser based on its assessment of a company’s worth. In selecting investments, the Adviser searches for companies that demonstrate a majority or, in the Adviser’s opinion, an appropriate mix of the following characteristics:

•

First class management evidenced by a proven track record, significant personal ownership in business, intelligent allocation of capital and smart application of technology to improve business and lower costs;

•	Strong financial condition and satisfactory profitability evidenced by a strong balance sheet, low cost structure, high after-tax returns on capital and high quality of earnings;

•	Strong competitive positioning evidenced by non-obsolescent products and/or services, dominant or growing market share, participation in a growing market and global presence and brand names.

The Portfolio also may invest in a company when it becomes the center of controversy due to adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated or other adverse events may threaten the company’s future.

The Adviser also analyzes each company’s common stock, seeking to purchase those that are attractive to the Adviser based on its assessment of a company’s worth. The Adviser seeks to invest in companies for the long term and may sell a security for a variety of reasons, including if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Equity Risk

•	Financial Services Sector Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Large-Cap Company Risk

•	Special Situations Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is August 31, 2006. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
6.00% (2007 2nd Quarter)	–2.17% (2007 4th Quarter)

EQ Advisors Trust	About the investment portfolios	25

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Since Inception
EQ/Davis New York Venture Portfolio — Class IB Shares	3.81%	9.11%
S&P 500 Index†	5.49%	11.38%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Davis New York Venture Portfolio	Class IB Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.18%
Total Annual Portfolio Operating Expenses	1.28%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses**	1.28%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.30% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.25% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$130
3 Years	$406
5 Years	$702
10 Years	$1,545

WHO MANAGES THE PORTFOLIO

Davis Selected Advisers, L.P. (“Davis”), 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. Davis serves as an investment adviser for mutual funds and individual and institutional clients. As of December 31, 2007, Davis had $105 billion in assets under management.

Christopher C. Davis, Portfolio Manager, serves as Chairman of Davis. Mr. Davis has served with Davis as a research analyst and portfolio manager in its large cap value investment discipline since 1989.

Kenneth Charles Feinberg, Portfolio Manager, has served with Davis as a research analyst and portfolio manager in its large cap value investment discipline since 1994.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

26	About the investment portfolios	EQ Advisors Trust

EQ/Equity 500 Index Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index (“S&P 500”).

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500.

The Adviser does not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio has been constructed and is maintained by utilizing a replication construction technique. That is, the Portfolio will seek to hold all 500 securities in the S&P 500 in the exact weight each represents in that Index.

Cash may be accumulated in the Portfolio until it reaches approximately 1% of the value of the Portfolio at which time such cash will be invested in common stocks as described above. Accumulation of cash increases tracking error. The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the S&P 500 and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets. The Portfolio may seek to increase income by lending its portfolio securities with a value of up to 50% of its total assets to brokers-dealers.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Equity Index Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Equity Index Portfolio whose inception date is March 1, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
21.05% (1998 4th Quarter)	–17.32% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Equity 500 Index Portfolio — Class IB Shares	4.97%	12.18%	5.30%
S&P 500 Index†	5.49%	12.83%	5.91%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

EQ Advisors Trust	About the investment portfolios	27

Equity Portfolios (continued)

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Equity 500 Index Portfolio	Class IB Shares
Management Fee	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses*	0.63%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$64
3 Years	$202
5 Years	$351
10 Years	$786

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2007, AllianceBernstein had approximately $800 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Midcap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

28	About the investment portfolios	EQ Advisors Trust

EQ/Evergreen Omega Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital growth.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Adviser employs a growth style of equity management. “Growth” stocks are stocks of companies that the Adviser believes have anticipated earnings ranging from steady to accelerated growth. The Adviser’s active style of portfolio management may lead to a high portfolio turnover, but will not limit the Adviser’s investment decisions.

The Adviser generally intends to sell a portfolio investment when the value of the investment reaches or exceeds the Adviser’s targeted value, when the Adviser believes the issuer’s fundamentals begin to deteriorate, or when the investment no longer appears to meet the Portfolio’s investment objective.

Although not a primary investment strategy, the Portfolio also may invest up to 25% of its total assets in foreign securities. Additionally, the Portfolio may, to a limited extent, utilize derivative instruments (such as options and futures contracts) and engage in short sales in order to: (i) maintain the Portfolio’s exposure to the market; (ii) manage cash; or (iii) attempt to increase income.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks; therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is January 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
16.56% (2003 2nd Quarter)	–18.11% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Evergreen Omega Portfolio — Class IB Shares	11.28%	12.63%	1.14%
Russell 1000 Growth Index†	11.81%	12.11%	0.54%
**	For periods prior to the date Class IA shares commenced operations (October 2, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

EQ Advisors Trust	About the investment portfolios	29

Equity Portfolios (continued)

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Evergreen Omega Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.25%
Total Annual Portfolio Operating Expenses	1.15%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses**	1.15%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio’s invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.12% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$117
3 Years	$365
5 Years	$633
10 Years	$1,398

WHO MANAGES THE PORTFOLIO

Evergreen Investment Management Company, LLC (“Evergreen”), 200 Berkeley Street, Boston, Massachusetts 02116-5034. Evergreen has been the Adviser to the Portfolio since it commenced operations. Evergreen offers a broad range of financial services to individuals and businesses throughout the United States. As of December 31, 2007, Evergreen managed approximately $274 billion.

Aziz V. Hamzaogullari is primarily responsible for the day-to-day management of the Portfolio. He has been a Managing Director at Evergreen since he joined the firm in 2001 and has had portfolio management responsibilities since that time. He has been managing the Portfolio since September 2006.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

30	About the investment portfolios	EQ Advisors Trust

EQ/FI Mid Cap Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser normally invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in common stocks of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 Index or the Russell Midcap Index. As of December 31, 2007, the market capitalization of companies in the S&P MidCap 400 Index ranged from $0.3 billion to $12.4 billion and from $0.5 billion to $42.1 billion for the Russell MidCap Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. The size of companies in each index changes with market conditions and the composition of the index. The Adviser may also invest the Portfolio’s assets in companies with smaller or larger market capitalizations.

The Adviser normally invests the Portfolio’s assets primarily in common stock. The Adviser may invest the Portfolio’s assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

The Adviser may use various techniques, such as, to a limited extent, buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If the Adviser’s strategies do not work as intended, the Portfolio may not achieve its objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 2000. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
20.69% (2003 2nd Quarter)	–22.26% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/FI Mid Cap Portfolio — Class IB Shares	8.05%	16.38%	5.82%
S&P MidCap 400 Index†	7.98%	16.20%	7.51%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

EQ Advisors Trust	About the investment portfolios	31

Equity Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/FI Mid Cap Portfolio	Class IB Shares
Management Fee	0.68%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	1.06%
Less Fee Waiver/Expense Reimbursement*	–0.06%
Net Annual Portfolio Operating Expenses**	1.00%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$102
3 Years	$331
5 Years	$579
10 Years	$1,289

WHO MANAGES THE PORTFOLIO

Fidelity Management & Research Company (“FMR”), 82 Devonshire Street, Boston, MA 02109. FMR has been the Portfolio’s Adviser since the Portfolio commenced operations. FMR may enter into agreements with its affiliates, including FMR Co., Inc., in providing services to the Portfolio. As of December 31, 2007, FMR and its affiliate FMR Co., Inc. managed over $1.4 trillion in mutual fund assets.

Peter Saperstone has been responsible for the day-to-day management of the Portfolio since June 2001. Mr. Saperstone has been associated with FMR as a research analyst and portfolio manager since 1995.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

32	About the investment portfolios	EQ Advisors Trust

EQ/Franklin Income Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize income while maintaining prospects for capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests in a diversified portfolio of debt and equity securities. Debt securities include bonds, notes and debentures. Equity securities include common stocks, preferred stocks and convertible securities.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. treasury bonds, as well as stocks with attractive dividend yields. In searching for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The Portfolio may invest up to 100% of its total assets in debt securities that are rated below investment grade, but it is not expected that the Portfolio will invest more than 50% of its total assets in these securities. Securities below investment grade include those securities rated Ba or lower by Moody’s Investor Services, Inc. or BB or lower by Standard & Poor’s Corporation or, if unrated, securities deemed by the Adviser to be of comparable quality. Such securities are often referred to as “junk bonds.”

The Portfolio also may invest in investment grade fixed income securities, asset- and mortgage-backed securities and, to a limited extent, loan participations and U.S. Government securities. The Portfolio also may invest up to 25% of its assets in foreign securities, including emerging markets securities. The Portfolio generally will purchase foreign securities that are either traded in the U.S. or American Depositary Receipts. The Portfolio also may invest, to a limited extent, in illiquid securities, real estate investment trusts and derivatives.

In choosing investments, the Adviser searches for undervalued or out-of-favor securities it believes offer current opportunities for income and significant growth in the future. The Adviser performs independent analysis of debt securities being considered for the Portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Adviser considers a variety of factors, including:

•	the experience and managerial strength of the company;

•	responsiveness to changes in interest rates and business conditions;

•	debt maturity schedules and borrowing requirements;

•	the company’s changing financial condition and market recognition of the changes; and

•	a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Adviser may sell a security for a variety of reasons, such as to invest in a company believed by the Adviser to offer attractive investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in both fixed income and equity securities, therefore, its performance may go up or down depending on general debt and equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bonds and Lower Rated Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Liquidity Risk

•	Loan Participation and Assignments Risk

•	Real Estate Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is September 15, 2006. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ Advisors Trust	About the investment portfolios	33

Equity Portfolios (continued)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
2.40% (2007 1st Quarter)	–3.45% (2007 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Franklin Income Portfolio — Class IB Shares	2.07%	5.30%
S&P 500 Index†,††	5.49%	10.65%
Lehman Brothers U.S. Aggregate Bond Index†	6.97%	7.10%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”
††	This index is the Portfolio’s primary benchmark.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Franklin Income Portfolio	Class IB Shares
Management Fee	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	1.30%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses**	1.30%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$132
3 Years	$412
5 Years	$713
10 Years	$1,568

WHO MANAGES THE PORTFOLIO

Franklin Advisers, Inc. (“Franklin Advisers”), One Franklin Parkway, San Mateo, CA 94403-1906, is the Adviser to the Portfolio. Franklin Advisers is a registered investment adviser with the SEC that provides investment advisory services for registered mutual funds. As of December 31, 2007, Franklin Advisers, together with its affiliates, had $643 billion in assets under management.

The Portfolio is managed by a team of dedicated professionals focused on investments in debt and equity securities. The portfolio managers of the team are Edward D. Perks, CFA and Charles B. Johnson.

Charles B. Johnson, Chairman of Franklin Resources, Inc., joined Franklin Templeton Investments in 1957 and has held his current position since that time.

Edward D. Perks, CFA, Senior Vice President of Franklin Global Advisers, joined Franklin Templeton Investments in 1992. He has held his current position since 2002 and has had portfolio management responsibilities for the past five years.

34	About the investment portfolios	EQ Advisors Trust

Mr. Perks has primary responsibility for the investments of the Portfolio. Subject to the general supervision of Mr. Johnson, he has final authority over all aspects of the Portfolio’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	35

Equity Portfolios (continued)

EQ/Franklin Small Cap Value Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term total return.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small-capitalization companies. Small-capitalization companies are companies with market capitalizations under $3.5 billion at the time of purchase.

The Portfolio generally invests in equity securities that the Adviser believes are currently undervalued and have potential for capital appreciation. Equity securities include common stocks, preferred stocks and convertible securities. The Adviser believes that a stock price is undervalued when it is less than the price at which it would trade if the market reflected all factors relating to the company’s worth.

The Portfolio generally invests in securities of U.S. companies but may invest up to 15% of its total assets in securities of foreign companies, including depositary receipts. The Portfolio also may invest, to a limited extent, in derivatives and illiquid securities and also may invest in securities of mid-capitalization companies and U.S. Government securities.

The Adviser employs a bottom-up stock selection process. In selecting investments for the Portfolio, the Adviser focuses on companies that have one or more of the following characteristics:

•	stock prices that are low relative to current, historical or future earnings, book value, cash flow or sales — all relative to the market, a company’s industry or a company’s earnings history;

•	recent sharp price declines but the potential for good long-term earnings prospects in the opinion of the Adviser; or

•

valuable intangibles not reflected in the stock price, such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

The Adviser may consider a company to be undervalued in the marketplace relative to its underlying asset value because of overreaction by investors to unfavorable news about a company, an industry or stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. This may include companies that are attempting to recover from business set-backs, adverse events or cyclical downturns. In choosing investments, the Adviser also may consider other factors such as income, company buy-backs and insider purchases and sales. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed by the Adviser to offer attractive investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Liquidity Risk

•	Small-Cap and Mid Cap Companies Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is September 15, 2006. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
5.79% (2007 2nd Quarter)	–9.88% (2007 4th Quarter)

36	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Since Inception
EQ/Franklin Small Cap Value Portfolio — Class IB Shares	–8.63%	–0.55%
Russell 2500 Value Index†	–7.27%	0.77%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Franklin Small Cap Value Portfolio	Class IB Shares
Management Fee	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.18%
Total Annual Portfolio Operating Expenses	1.33%
Less Fee Waiver/Expense Reimbursement*	–0.03%
Net Annual Portfolio Operating Expenses**	1.30%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$132
3 Years	$418
5 Years	$726
10 Years	$1,599

WHO MANAGES THE PORTFOLIO

Franklin Advisory Services, LLC (“Franklin”), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Adviser to the Portfolio. Franklin is a registered investment adviser with the SEC that provides investment advisory services for registered mutual funds. As of December 31, 2007, Franklin, together with its affiliates, had $643 billion in assets under management.

The Portfolio is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers have responsibility for the day-to-day management of the Portfolio and operate as a team to develop ideas and implement investment strategy for the Portfolio. The portfolio managers for the Portfolio are William J. Lippman, Bruce C. Baughman, CPA, Margaret McGee, Y. Dogan Sahin and Donald G. Taylor, CPA.

William J. Lippman, President of Franklin, joined Franklin Templeton Investments in 1988 and has held his current position since that time. Mr. Lippman has primary responsibility for the investments of the Portfolio. He has final authority over all aspects of the Portfolio’s investments, including but not limited to, purchases and sales of individual securities. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Bruce C. Baughman, CPA, Senior Vice President of Franklin, joined Franklin Templeton Investments in 1988 and has held his current position since that time. Mr. Baughman is a portfolio manager for the Portfolio, providing research and advice on the purchases and sales of individual securities.

Margaret McGee, Vice President of Franklin, joined Franklin Templeton Investments in 1988. She has held her current position since 1997.

EQ Advisors Trust	About the investment portfolios	37

Equity Portfolios (continued)

Ms. McGee is a portfolio manager for the Portfolio, providing research and advice on the purchases and sales of individual securities.

Y. Dogan Sahin, CFA, Portfolio Manager/Research Analyst of Franklin, joined Franklin Templeton Investments in 2001 as a research analyst. Mr. Sahin is a portfolio manager for the Portfolio, providing research and advice on the purchases and sales of individual securities.

Donald G. Taylor, CPA, Senior Vice President of Franklin, joined Franklin Templeton Investments in 1996 and has held his current position since that time. Mr. Taylor is a portfolio manager for the Portfolio, providing research and advice on the purchases and sales of individual securities.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

38	About the investment portfolios	EQ Advisors Trust

EQ/GAMCO Mergers and Acquisitions Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests primarily in equity securities of companies that the Adviser believes are likely acquisition targets within 12 to 18 months. In addition, the Portfolio may engage in arbitrage transactions by investing in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Portfolio may purchase (if it does not already hold) or increase its investment in the selling company’s securities, offering the Portfolio the possibility of generous returns in excess of the return on cash equivalents with a limited risk of excessive loss of capital. At times, the stock of the acquiring company may also be purchased or shorted. The Portfolio may hold a significant portion of its assets in cash in anticipation of arbitrage opportunities.

The Portfolio may invest in companies of any size and from time to time may invest in companies with small, mid and large market capitalizations. The Portfolio generally invests in securities of U.S. companies, but also may invest up to 20% of its assets in foreign securities, including those in emerging markets. The Portfolio may engage in various portfolio strategies, including, to a limited extent, using derivatives, to enhance potential gain.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. It is expected that the Portfolio will engage in active or frequent trading of portfolio securities to achieve its investment objective. In this connection, it is expected that the Portfolio will have a portfolio turnover rate of 150% or more.

In choosing investments, the Adviser searches for the best values on securities that it believes have the potential to achieve the Portfolio’s investment objective of capital appreciation. In seeking to identify companies that are likely to be acquisition targets, the Adviser considers, among other things, consolidation trends within particular industries, whether a particular industry or company is undergoing a fundamental change or restructuring, the Adviser’s assessment of the “private market value” of individual companies and the potential for an event or catalyst to occur that enhances a company’s underlying value. The “private market value” of a company is the value that the Adviser believes informed investors would be willing to pay to acquire the entire company. The Adviser seeks to limit excessive risk of capital loss by utilizing various investment strategies, including investing in value oriented equity securities that should trade at a significant discount to the Adviser’s assessment of their private market value.

In evaluating arbitrage opportunities with respect to companies involved in publicly announced mergers or other corporate restructurings, the Adviser seeks to identify investments in companies where the discount from the stated or appraised value of the security significantly overstates the risk of the contingencies involved in completing the transaction, significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction, or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser, which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the acquirer and the dynamics and business climate when the offer of the proposal is in progress. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover rate of the Portfolio, thereby increasing its brokerage and other transaction expenses. The Adviser intends to select investments of the type described, which, in its view, have a reasonable prospect of capital appreciation that is significant in relation to both risks involved and the potential of available alternate investments. The Adviser may sell a security for a variety of reasons, such as when the security is selling in the public market at or near the Adviser’s estimate of its private market value or if the catalyst expected to happen fails to materialize.

The Portfolio is a non-diversified portfolio, which means that it may invest in a limited number of issuers. In all cases, the Portfolio intends to be diversified for federal income tax purposes so that it can qualify as a regulated investment company.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Large Cap Company Risk

•	Non-Diversification Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

•	Special Situations Risk

EQ Advisors Trust	About the investment portfolios	39

Equity Portfolios (continued)

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Mergers and Acquisitions Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Mergers and Acquisitions Portfolio whose inception date is May 1, 2003, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
5.47% (2004 4th Quarter)	–2.58% (2007 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/GAMCO Mergers and Acquisitions Portfolio — Class IB Shares	3.42%	7.72%
S&P 500 Index†	5.49%	12.67%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/GAMCO Mergers and Acquisitions Portfolio	Class IB Shares
Management Fee	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.19%
Total Annual Portfolio Operating Expenses	1.34%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses**	1.34%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.45% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.33% for the Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$136
3 Years	$425
5 Years	$734
10 Years	$1,613

40	About the investment portfolios	EQ Advisors Trust

WHO MANAGES THE PORTFOLIO

GAMCO Asset Management Inc. (“GAMCO”), One Corporate Center, Rye, New York 10580, is the Adviser to the Portfolio. As of December 31, 2007, total assets under management for all clients were $31 billion.

Mario J. Gabelli serves as the Chief Investment Officer of the Value Portfolios for GAMCO and is responsible for the day-to-day management of the Portfolio. He has more than 36 years’ experience in the investment industry.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	41

Equity Portfolios (continued)

EQ/GAMCO Small Company Value Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. For purposes of this Portfolio small capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stocks. This Portfolio also may invest to a limited extent in foreign securities.

The Adviser utilizes a value-oriented investment style that emphasizes companies deemed to be currently underpriced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. In choosing investments, the Adviser utilizes a process of fundamental analysis that involves researching and evaluating individual companies for potential investment by the Portfolio. The Adviser uses a proprietary research technique to determine which stocks have a market price that is less than the “private market value” or what an investor would pay for the company. This approach will often lead the Portfolio to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The Adviser may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

•	Liquidity Risk

•	Small-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Small Company Value Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Small Company Value Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
16.89% (2003 2nd Quarter)	–17.80% (1998 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/GAMCO Small Company Value Portfolio — Class IB Shares	9.32%	17.63%	11.60%
Russell 2000 Value Index†	–9.78%	15.80%	9.06%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

42	About the investment portfolios	EQ Advisors Trust

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/GAMCO Small Company Value Portfolio	Class IB Shares
Management Fee	0.76%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.13%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses**	1.13%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.30% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.10% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$115
3 Years	$359
5 Years	$622
10 Years	$1,375

WHO MANAGES THE PORTFOLIO

GAMCO Asset Management Inc. (“GAMCO”), One Corporate Center, Rye, New York 10580, is the Adviser to the Portfolio. As of December 31, 2007, total assets under management for all clients were $31 billion.

Mario J. Gabelli serves as the Chief Investment Officer of the Value Portfolios for GAMCO and is responsible for the day-to-day management of the Portfolio. He has more than 36 years’ experience in the investment industry.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	43

Equity Portfolios (continued)

EQ/International Core PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in foreign equity securities. The Portfolio’s assets normally will be allocated among three investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio will be actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio will track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio will invest in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion will consist of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion will consist of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion will consist of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable will rebalance each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion primarily invests in common stocks, but it also may invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. The Adviser to the Active Allocated Portion considers foreign companies to include those companies that are organized or headquartered outside of the U.S. Foreign securities include securities issued by companies in countries with either developed or developing economies. The Active Allocated Portion may invest in companies of any size and generally diversifies its investments among a number of different foreign markets. The Active Allocated Portion also may invest in U.S. securities.

In choosing investments for the Active Allocated Portion, the Adviser utilizes a top-down sector-oriented approach. The Adviser seeks to invest in those companies whose earnings are growing at an above average rate that have strong business models and will benefit from long-term secular trends. The Adviser utilizes a bottom-up stock selection process rooted in fundamental research and looks for companies with superior business models. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio will seek to track the performance of the MSCI EAFE Index (Europe, Australasia and Far East) with minimal tracking error. Generally, the Index Allocated Portion will employ full replication, holding each company in proportion to its market capitalization weight in the MSCI EAFE Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach will strive to match the index characteristics without having to purchase every stock in the index.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus entitled “More Information on Risks and Benchmarks.” In addition, more information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Convertible Securities Risk

•	Equity Risk

•	Exchange Traded Funds Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

•	Multiple Adviser Risk

•	Small- and Mid-Cap Company Risk

44	About the investment portfolios	EQ Advisors Trust

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 25, 2007 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 25, 2007.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
18.63% (2003 2nd Quarter)	–19.81% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/International Core PLUS Portfolio — Class IB Shares	15.20%	19.38%	7.40%
MSCI EAFE Index†	11.17%	21.59%	12.92%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/International Core PLUS Portfolio	Class IB Shares
Management Fee	0.60%
Distribution and/or service (12b-1) fees	0.25%†
Other Expenses††	0.30%
Acquired Fund Fees and Expenses (Underlying ETFs)*	0.04%
Total Annual Portfolio Operating Expenses	1.19%
Less Waivers/Expense Reimbursements**	–0.05%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	1.14%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
††	Restated to reflect current fees.
*	The Portfolio invests in shares of ETFs, which are considered to be investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying ETFs and the investment return of the Portfolio will be reduced by each Underlying ETF’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.10% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.05% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (including the expenses of the Underlying ETFs incurred indirectly) remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the

EQ Advisors Trust	About the investment portfolios	45

Equity Portfolios (continued)

Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$116
3 Years	$373
5 Years	$650
10 Years	$1,439

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2007, AXA Equitable had approximately $89.7 billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio managers of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas and Terence Grennon assist the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but do not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

Terence Grennon joined AXA FMG in November 2004 as Director of Asset Allocation and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. He joined AXA Equitable in 1999 as Director of Asset Allocation Rationalization and held such position until 2004. Mr. Grennon is involved in asset allocation oversight and direction, oversight of asset class inputs (return, risk and correlations) and the development of asset class models.

Mellon Capital Management Corporation (“Mellon”), 500 Grant Street, Suite 4200, Pittsburgh, PA 15258-0001, manages the Index Allocated Portion of the Portfolio. Mellon is a specialist in active and passive U.S. equity and balanced fund management. As of December 31, 2007, Mellon had approximately $211.6 billion in assets under management.

Thomas J. Durante, Senior Vice President, Senior Portfolio Manager and Principal Officer of Mellon, is responsible for the day-to-day management of the Index Allocated Portion. Mr. Durante joined Mellon in 2000 and has had portfolio management responsibilities since that time.

Wentworth Hauser and Violich, Inc. (“Wentworth”), 301 Battery Street, Suite 400, San Francisco, CA 94111, manages the Active Allocated Portion of the Portfolio. Wentworth has been providing investment advisory services since 1937. As of December 31, 2007, Wentworth had approximately $14.6 billion in assets under management.

Richard K. Hirayama and Laura M. Albers are responsible for the day-to-day management of the Active Allocated Portion.

Richard K. Hirayama, Senior Vice President and Managing Director, Portfolio Manager and Security Analyst joined Wentworth in 1990 and has had portfolio management responsibilities since that time.

Laura A. Stankard, Vice President and International Security Analyst, joined Wentworth in 1998. She joined the International Equity Team as an International Security Analyst in 2001. She currently analyzes global economic sectors, industries and companies.

The Statement of Additional Information provides additional information about the Advisers, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

46	About the investment portfolios	EQ Advisors Trust

EQ/International Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in the equity securities of foreign companies, including emerging markets equity securities. The Portfolio may invest a relatively high percentage of its assets in a single country, a small number of countries, or a particular geographic region. The Portfolio focuses on investing its assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (i.e. growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. The Portfolio may invest in companies of any size.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as depositary receipts, warrants and securities convertible into common stock.

The Adviser uses a bottom-up approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

The Portfolio may engage in active and frequent trading in pursuing its principal investment strategies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

Geographic Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Portfolio Turnover Risk

•	Small- and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to July 25, 2005.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise International Growth Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise International Growth Portfolio whose inception date is November 18, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
32.15% (1999 4th Quarter)	–27.47% (2002 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	47

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/International Growth Portfolio — Class IB Shares	16.14%	17.84%	5.97%
MSCI ACW ex U.S. Growth Index†,††	21.03%	22.33%	N/A
MSCI EAFE Growth Index†	16.45%	19.85%	6.46%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”
††	Effective November 28, 2007, this index replaced the MSCI EAFE Growth Index as the Portfolio’s benchmark because this index reflects more closely the sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/International Growth Portfolio	Class IB Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.27%
Total Annual Portfolio Operating Expenses	1.37%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses**	1.37%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.55% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$139
3 Years	$434
5 Years	$750
10 Years	$1,646

WHO MANAGES THE PORTFOLIO

MFS Investment Management (“MFS”), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since July 25, 2005. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and founded the first mutual fund in the United States, Massachusetts Investors Trust. As of December 31, 2007, MFS had $197.6 billion in assets under management.

Barry Dargan is responsible for the day-to-day portfolio management for the Portfolio. Mr. Dargan is an Investment Officer and Portfolio Manager at MFS. He joined MFS in 1996 as an Equity Research Analyst and has been a Portfolio Manager since 2001.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

48	About the investment portfolios	EQ Advisors Trust

EQ/JPMorgan Value Opportunities Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of mid- and large-capitalization companies. For purposes of this Portfolio, issuers with market capitalization between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization.

The Adviser employs a value-oriented investment approach that seeks to identify attractive companies through fundamental research and discounted cash flow analysis. The Adviser seeks to identify relative value within sectors by combining company analysis of its research and portfolio management teams with market sentiment and macro-insights of the portfolio managers. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may also invest in investment grade corporate bonds, notes and debentures, preferred stocks and convertible securities (both debt securities and preferred stocks) and U.S. Government securities. It may also invest, to a limited extent, a portion of its assets in debt securities rated below investment grade (so-called “junk bonds”), zero-coupon bonds and payment-in-kind bonds, and high quality U.S. and foreign dollar-denominated money market securities.

The Portfolio may invest up to 20% of its total assets in foreign securities, including transactions involving futures contracts, forward contracts and options and foreign currency exchange transactions.

There may be times when the Adviser will use additional investment strategies to achieve the Portfolio’s investment objectives. For example, the Portfolio may engage in a variety of investment management practices such as (to a limited extent) buying and selling derivatives, including stock index futures contracts and call and put options.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bond or Lower Rated Securities Risk

Zero Coupon and Pay-in-Kind Securities Risk

•	Foreign Securities Risk

Currency Risk

•	Large-Cap Company Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to December 13, 2004.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
17.79% (2003 2nd Quarter)	–18.57% (2002 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	49

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/JPMorgan Value Opportunities Portfolio — Class IB Shares	–1.18%	11.68%	4.53%
Russell 1000 Value Index†	–0.17%	14.63%	7.68%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/JPMorgan Value Opportunities Portfolio	Class IB Shares
Management Fee	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	0.99%
Less Fee Waiver/Expense Reimbursement*	–0.04%
Net Annual Portfolio Operating Expenses**	0.95%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$311
5 Years	$543
10 Years	$1,209

WHO MANAGES THE PORTFOLIO

JPMorgan Investment Management Inc. (“JPMorgan”) 245 Park Avenue, New York, New York 10167, has served as Adviser of the Portfolio since December 13, 2004. JPMorgan manages portfolios for corporations, governments, endowments, as well as many of the largest corporate retirement plans in the nation. As of December 31, 2007, JPMorgan and its affiliates had $1.2 trillion in assets under management.

Bradford L. Frishberg, Managing Director and Alan Gutman, Vice President, are primarily responsible for the day-to-day management of the Portfolio. Mr. Frishberg, a Managing Director, has led the Large Cap Active Value Strategy Team since 2001. He has been with JPMorgan as an investment professional since 1996. Mr. Gutman is a Vice President and Portfolio Manager in the Large Cap Active Value Strategy Team and has been with JPMorgan in this capacity since 2003.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

50	About the investment portfolios	EQ Advisors Trust

EQ/Large Cap Core PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital with a secondary objective to seek reasonable current income. For purposes of this Portfolio, the words “reasonable current income” mean moderate income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). Large-cap companies mean those companies with market capitalizations within the range of the following indices at the time of purchase: S&P 500 Index (market capitalization range of approximately $0.7 billion - $511.9 billion as of December 31, 2007), S&P 100 Index (market capitalization range of approximately $8.0 billion - $511.9 billion as of December 31, 2007), Russell 1000 Index (market capitalization range of approximately $0.5 million - $527.8 billion as of December 31, 2007), Morningstar Large Core Index (market capitalization range of approximately $2.5 billion - $374.6 billion), NYSE 100 Index (market capitalization $27.2 billion - $511.9 billion as of December 31, 2007).

The Portfolio’s assets normally will be allocated among three investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio will be actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio will track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio will invest in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion will consist of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion will consist of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion will consist of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable will rebalance each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion primarily invests in common stocks, but it also may invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. The Active Allocated Portion may invest up to 20% of its total assets in securities of foreign issuers, including those in developing markets. The Active Allocated Portion may also engage in active and frequent trading to achieve the Portfolio’s investment objective.

In choosing investments for the Active Allocated Portion, the Adviser seeks to find underpriced large-capitalization securities that have a clear catalyst for significant price appreciation within a definable time horizon. The Adviser utilizes a concentrated strategy that focuses on 20-30 stocks. The Adviser’s investment process is based on fundamental, bottom-up research that includes quantitative screening to identify candidates based on valuation and earnings stability and qualitative analysis to identify investment catalysts through extensive research. The Adviser to the Active Allocated Portion uses a combination of growth and value investing. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio will seek to track the performance of the S&P 500 Index with minimal tracking error. Generally, the Index Allocated Portion will employ full replication, holding each company in proportion to its market capitalization weight in the S&P 500 Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach will strive to match the index characteristics without having to purchase every stock in the index.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s

EQ Advisors Trust	About the investment portfolios	51

Equity Portfolios (continued)

Prospectus entitled “More Information on Risks and Benchmarks.” In addition, more information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Convertible Securities Risk

•	Equity Risk

•	Exchange Traded Funds Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

Emerging Market Risk

•	Growth Investing Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

•	Multiple Adviser Risk

•	Portfolio Turnover Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is January 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 25, 2007 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 25, 2007.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
13.47% (2003 2nd Quarter)	–15.37% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Large Cap Core PLUS Portfolio — Class IB Shares	3.90%	11.33%	2.28%
S&P 500 Index†	5.49%	12.83%	3.65%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Large Cap Core PLUS Portfolio	Class IB Shares
Management Fee	0.50%
Distribution and/or service (12b-1) fees	0.25%†
Other Expenses††	0.25%
Acquired Fund Fees and Expenses (Underlying ETFs)*	0.02%
Total Annual Portfolio Operating Expenses	1.02%
Less Waivers/Expense Reimbursements**	–0.05%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	0.97%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
††	Restated to reflect current fees.
*	The Portfolio invests in shares of ETFs, which are considered to be investment companies. Therefore, the Portfolio will, in addition to its own expenses such as

52	About the investment portfolios	EQ Advisors Trust

management fees, bear its pro rata share of the fees and expenses incurred by the Underlying ETFs and the investment return of the Portfolio will be reduced by each Underlying ETF’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.95% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust — Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio would be 0.83% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (including the expenses of the Underlying ETFs incurred indirectly) remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$99
3 Years	$318
5 Years	$554
10 Years	$1,233

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2007, AXA Equitable had approximately $89.7 billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas and Terence Grennon assist the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but do not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

Terence Grennon joined AXA FMG in November 2004 as Director of Asset Allocation and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. He joined AXA Equitable in 1999 as Director of Asset Allocation Rationalization and held such position until 2004. Mr. Grennon is involved in asset allocation oversight and direction, oversight of asset class inputs (return, risk and correlations) and the development of asset class models.

Mellon Capital Management Corporation (“Mellon”), 500 Grant Street, Suit 4200, Pittsburgh, PA 15258-0001, manages the Index Allocated Portion of the Portfolio. Mellon is a specialist in active and passive U.S. equity and balanced fund management. As of December 31, 2007, Mellon had approximately $211.6 billion in assets under management.

Thomas J. Durante, Senior Vice President, Senior Portfolio Manager and Principal Officer of Mellon, is responsible for the day-to-day management of the Index Allocated Portion. Mr. Durante joined Mellon in 2000 and has had portfolio management responsibilities since that time.

Institutional Capital LLC (“ICAP”), 225 West Wacker Drive, Suite 2400, Chicago, IL 60606, manages the Active Allocated Portion of the Portfolio. ICAP is a registered investment adviser. As of December 31, 2007, ICAP had approximately $18.4 billion in assets under management.

Jerrold K. Senser and Tom Wenzel are primarily responsible for the day-to-day management of the Active Allocated Portion.

Jerrold K. Senser serves as Chief Executive Officer and Chief Investment Officer of ICAP. He heads the investment committee

EQ Advisors Trust	About the investment portfolios	53

Equity Portfolios (continued)

and is a lead portfolio manager for all ICAP’s investment strategies. Mr. Senser joined ICAP in 1986 and has portfolio management responsibilities since that time.

Tom Wenzel, Executive Vice President and Director of Research, is a senior member of the investment committee. Mr. Wenzel serves as a lead portfolio manager for all ICAP’s investment strategies. He joined ICAP in 1993 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Advisers, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

54	About the investment portfolios	EQ Advisors Trust

EQ/Large Cap Growth PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to provide long-term capital growth.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). Large-cap companies mean those companies with market capitalizations within the range of the following indices at the time of purchase: S&P 500 Index (market capitalization range of approximately $0.7 billion - $511.9 billion as of December 31, 2007), Russell 1000 Index (market capitalization range of approximately $0.5 billion - $527.8 billion as of December 31, 2007), S&P 100 Index (market capitalization range of approximately $8.0 billion - $511.9 billion as of December 31, 2007) Morningstar Large Core Index (market capitalization range of approximately $2.5 billion - $374.6 billion), NYSE 100 Index (market capitalization $27.2 billion - $511.9 billion as of December 31, 2007).

The Portfolio’s assets normally will be allocated among three investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio will be actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio will track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio will invest in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion will consist of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion will consist of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion will consist of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable will rebalance each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion primarily invests in common stocks, but it also may invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. The Active Allocated Portion may also invest up to 25% of its total assets in securities of foreign issuers (which may include up to 15% of its total assets in emerging market countries at the time of purchase), which may be publicly traded in the United States or on a foreign exchange, and may be denominated in a foreign currency. The Active Allocation Portion also may engage in active and frequent trading to achieve the Portfolio’s investment objective.

In choosing investments, the Adviser utilizes a “focus” style, which concentrates the Active Allocation Portion’s investments in a core position of 20-30 companies selected for their growth potential. The Adviser uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection. The “top-down” approach may take into consideration such macro-economic factors as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. As a result of the “top-down” analysis, the Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Adviser has observed. The Adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities. This is called “bottom-up” stock selection.

The Index Allocated Portion of the Portfolio will seek to track the performance of the Russell 1000 Growth Index with minimal tracking error. Generally, the Index Allocated Portion will employ full replication, holding each company in proportion to its market capitalization weight in the Russell 1000 Growth Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach will strive to match the index characteristics without having to purchase every stock in the index.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus entitled “More Information on Risks and Benchmarks.” In addition, more

EQ Advisors Trust	About the investment portfolios	55

Equity Portfolios (continued)

information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Convertible Securities Risk

•	Equity Risk

•	Exchange Traded Funds Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

•	Multiple Adviser Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 25, 2007 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 25, 2007.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
53.01% (1999 4th Quarter)	–28.50% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Large Cap Growth PLUS Portfolio — Class IB Shares	15.66%	14.63%	4.98%
Russell 1000 Growth Index†,††	11.81%	12.11%	3.83%
Russell 3000 Growth Index†	11.40%	12.42%	3.83%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”
††	Effective May 25, 2007, the Russell 1000 Growth Index replaced the Russell 3000 Growth Index because it reflects more closely the sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Large Cap Growth PLUS Portfolio	Class IB Shares
Management Fee	0.50%
Distribution and/or service (12b-1) fees	0.25%†
Other Expenses††	0.24%
Acquired Fund Fees and Expenses (Underlying ETFs)*	0.02%
Total Annual Portfolio Operating Expenses	1.01%
Less Waivers/Expense Reimbursements**	–0.04%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	0.97%
†

The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of

56	About the investment portfolios	EQ Advisors Trust

Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.

††	Restated to reflect current fees.
*	The Portfolio invests in shares of ETFs, which are considered to be investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying ETFs and the investment return of the Portfolio will be reduced by each Underlying ETF’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.95% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio would be 0.82% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (including the expenses of the Underlying ETFs incurred indirectly) remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$99
3 Years	$318
5 Years	$554
10 Years	$1,233

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2007, AXA Equitable had approximately $89.7 billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas and Terence Grennon assist the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but do not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

Terence Grennon joined AXA FMG in November 2004 as Director of Asset Allocation and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. He joined AXA Equitable in 1999 as Director of Asset Allocation Rationalization and held such position until 2004. Mr. Grennon is involved in asset allocation oversight and direction, oversight of asset class inputs (return, risk and correlations) and the development of asset class models.

Mellon Capital Management Corporation (“Mellon”), 500 Grant Street, Suit 4200, Pittsburgh, PA 15258-0001, manages the Index Allocated Portion of the Portfolio. Mellon is a specialist in active and passive U.S. equity and balanced fund management. As of December 31, 2007, Mellon had approximately $211.6 billion in assets under management.

Thomas J. Durante, Senior Vice President, Senior Portfolio Manager and Principal Officer of Mellon, is responsible for the day-to-day management of the Index Allocated Portion. Mr. Durante joined Mellon in 2000 and has had portfolio management responsibilities since that time.

Marsico Capital Management LLC (“Marsico”), 1200 17th Street, Suite 1600, Denver, CO 80202, manages the Active Allocated Portion of the Portfolio. Marsico was organized in September 1997 as a registered investment adviser. Marsico provides investment advisory services to other mutual funds and private accounts. As of December 31, 2007, Marsico had approximately $106 billion in assets under management.

EQ Advisors Trust	About the investment portfolios	57

Equity Portfolios (continued)

Thomas F. Marsico is primarily responsible for the day-to-day management of the Active Allocated Portion. Mr. Marsico has been Chief Executive Officer of Marsico since its inception in 1997. Mr. Marsico has over 20 years of experience as a securities analyst and portfolio manager.

The Statement of Additional Information provides additional information about the Advisers, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Managers’ ownership of shares of the Portfolio to the extent applicable.

58	About the investment portfolios	EQ Advisors Trust

EQ/Legg Mason Value Equity Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities that the Adviser believes offer the potential for capital growth. Equity securities include common stocks, preferred stocks, warrants and securities convertible into common stock. The Portfolio may invest in U.S. and foreign issuers, and generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. The Portfolio is non-diversified, which means it may invest in a limited number of issuers.

The Adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Adviser’s assessment of their intrinsic value. Intrinsic value, according to the Adviser, is the value of the company measured on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company’s ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company’s products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics.

The Adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the Adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Adviser believes is more compelling, or to realize gains or limit potential losses.

The Portfolio also may invest in debt securities of companies with similar characteristics to those listed above. The Portfolio may invest up to 20% of its total assets in long-term debt securities, including up to 10% of its total assets in debt securities rated below investment grade (or, if unrated, determined by the Adviser to be of comparable quality) (“junk bonds”).

In all cases, the Portfolio intends to be diversified for federal income tax purposes so that it can qualify as a regulated investment company.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bonds or Lower Rated Securities Risk

•	Large-Cap Company Risk

•	Non-Diversification Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is October 3, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
9.96% (2006 4th Quarter)	–8.77% (2007 4th Quarter)

EQ Advisors Trust	About the investment portfolios	59

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Since Inception
EQ/Legg Mason Value Equity Portfolio — Class IB Shares	–5.88%	2.32%
S&P 500 Index†	5.49%	10.42%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Legg Mason Value Equity Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses	1.07%
Less Fee Waiver/Expense Reimbursement*	–0.07%
Net Annual Portfolio Operating Expenses**	1.00%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.97% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$102
3 Years	$333
5 Years	$583
10 Years	$1,299

WHO MANAGES THE PORTFOLIO

Legg Mason Capital Management, Inc. (“LMCM”), 100 Light Street, Baltimore, Maryland 21202, is the Adviser to the Portfolio. LMCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of December 31, 2007, LMCM had $59 billion in assets under management.

Mary Chris Gay, Senior Vice President of LMCM, is the portfolio manager and has primary responsibility for the day-to-day management of the Portfolio. Bill Miller, the Chief Investment Officer of LMCM, is the creator of LMCM’s investment process and manager of the model portfolio used by the portfolio manager, as a basis for the day-to-day management of the Portfolio. Mr. Miller has been associated with Legg Mason since 1982 and has had portfolio management responsibilities since that time.

Ms. Gay has primary responsibility for implementing in the Portfolio the investment decisions and strategies implemented by Mr. Miller in the model portfolio, subject to the Portfolio’s investment objectives, restrictions, cash flows, and other considerations. Ms. Gay has been associated with Legg Mason since 1989, has managed or co-managed other equity funds since 1998 and has had portfolio management responsibilities since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

60	About the investment portfolios	EQ Advisors Trust

EQ/Lord Abbett Growth and Income Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation and growth of income without excessive fluctuation in market value.

THE INVESTMENT STRATEGY

The Portfolio primarily invests in the equity securities of large, seasoned, U.S. and multinational companies that the Adviser believes are undervalued. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index. As of December 31, 2007, the market capitalization range of the Russell 1000 Index was $0.5 billion to $527.8 billion. This range varies daily. Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

The Portfolio may invest, without limit, in American Depositary Receipts and similar depositary receipts. The Portfolio limits its other investments in foreign securities that are primarily traded outside of the U.S. to 10% of its net assets.

In selecting investments, the Adviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. The Adviser seeks to limit the Portfolio’s downside risk by investing in value stocks, which are stocks of companies that are believed to be underpriced, and in large, seasoned companies, which tend to be less volatile than the stocks of smaller companies. The Adviser generally will sell a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or has reached the Adviser’s valuation target.

The Portfolio may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. In this connection, the Portfolio may purchase and write exchange-listed put and call options on securities or securities indices for hedging or cross-hedging purposes or to seek to increase total return. The Portfolio will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Portfolio may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Portfolio may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time the option is written.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Large-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
5.97% (2006 3rd Quarter)	–3.69% (2007 4th Quarter)

EQ Advisors Trust	About the investment portfolios	61

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Since Inception
EQ/Lord Abbett Growth and Income Portfolio — Class IB Shares	3.43%	10.38%
Russell 1000 Value Index†	–0.17%	11.23%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Lord Abbett Growth and Income Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.16%
Total Annual Portfolio Operating Expenses	1.06%
Less Fee Waiver/Expense Reimbursement*	–0.06%
Net Annual Operating Expenses**	1.00%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.98% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$102
3 Years	$331
5 Years	$579
10 Years	$1,289

WHO MANAGES THE PORTFOLIO

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, NJ 07302-3973. Lord Abbett has provided investment advisory services since 1929. As of December 31, 2007, Lord Abbett had approximately $110 billion in assets under management.

An investment management team is responsible for the day-to-day management of the Portfolio. The team is comprised of investment managers and analysts working together to manage the Portfolio’s investments. Eli M. Salzmann heads the team and has primary responsibility for the day-to-day management of the Portfolio. Mr. Salzmann is a Partner of Lord Abbett. Mr. Salzmann has been with Lord Abbett since 2000 and has had portfolio management responsibility since that time. Mr. Salzmann has been a member of the team since its inception.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

62	About the investment portfolios	EQ Advisors Trust

EQ/Lord Abbett Large Cap Core Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation and growth of income with reasonable risk.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large, seasoned U.S. and multinational companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index. As of December 31, 2007, the market capitalization range of the Russell 1000 Index was $0.5 billion to $527.8 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

The Portfolio may invest, without limit, in American Depositary Receipts and similar depositary receipts. The Portfolio limits its investments in foreign securities that are primarily traded outside of the U.S. to 10% of its net assets.

The Adviser invests in the full spectrum of large companies, including those with value or growth characteristics. In selecting investments, the Adviser uses a bottom-up investment research approach that combines both value and growth investment styles. The Adviser attempts to identify individual stocks that are attractively priced and present strong long-term investment opportunities based on fundamental research and company characteristics. The Adviser focuses on securities that are selling at reasonable prices in relation to its assessment of their potential value and on securities that it believes have expected earnings growth potential and consistency that may not be recognized by the market at large. The Adviser will normally sell a stock when it thinks that it no longer offers significant capital appreciation potential due to an elevated valuation or has reached the Adviser’s valuation target, its fundamentals are falling short of the Adviser’s expectations or it seems less likely to benefit from the current market and economic environment.

The Portfolio may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. In this connection, the Portfolio may purchase and write exchange-listed put and call options on securities or securities indices for hedging or cross-hedging purposes or to seek to increase total return. The Portfolio will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Portfolio may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Portfolio may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time the option is written.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
5.48% (2006 3rd Quarter)	–1.97% (2006 2nd Quarter)

EQ Advisors Trust	About the investment portfolios	63

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Since Inception
EQ/Lord Abbett Large Cap Core Portfolio — Class IB Shares	10.69%	11.52%
Russell 1000 Index†	5.77%	11.81%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Lord Abbett Large Cap Core Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.21%
Total Annual Portfolio Operating Expenses	1.11%
Less Fee Waiver/Expense Reimbursement*	–0.11%
Net Annual Portfolio Operating Expenses**	1.00%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.99% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$102
3 Years	$342
5 Years	$601
10 Years	$1,342

WHO MANAGES THE PORTFOLIO

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, NJ 07302-3973. Lord Abbett has provided investment advisory services since 1929. As of December 31, 2007, Lord Abbett had approximately $110 billion in assets under management.

An investment management team is responsible for the management of the Portfolio. The team is comprised of investment managers and analysts working together to manage the Portfolio’s investments. Daniel H. Frascarelli heads the Large-Cap Core Portfolio team. The other senior member of the team is Paul J. Volovich. Messrs. Frascarelli and Volovich are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Frascarelli, Partner and Director of Large-Cap Core Equity, joined Lord Abbett in 1990 and has had portfolio management responsibility since that time. He has been a member since the Portfolio’s inception. Mr. Volovich, Portfolio Manager, joined Lord Abbett in 1997 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides addition information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

64	About the investment portfolios	EQ Advisors Trust

EQ/Marsico Focus Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks that are selected for their long-term growth potential. For purposes of this Portfolio, companies having a market capitalization of $5 billion or more generally are considered large companies. The Portfolio may hold a limited number of additional common stocks at times such as when the portfolio manager is accumulating new positions, phasing out or replacing existing positions, or responding to exceptional market conditions. The Portfolio also may invest in mid-cap companies. The Portfolio is non-diversified, which means that it may invest in a limited number of issuers.

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers (which may include up to 15% of its total assets in emerging market countries at the time of purchase). Foreign securities may be publicly traded in the United States or on a foreign exchange, and may be denominated in a foreign currency.

In selecting investments for the Portfolio(s), the Adviser uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration such macro-economic factors, as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of observed financial trends. As a result of the “top-down” analysis, the Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Adviser has observed.

The Adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Adviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the Adviser may visit with various levels of a company’s management, as well as with its customers, suppliers and competitors. The Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Adviser in projecting potential earnings growth and other important characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Adviser may reduce or sell the Portfolio’s investments in portfolio companies if, in the opinion of the Adviser, a company’s fundamentals change, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Portfolio’s core investments generally are comprised of established companies that exhibit growth characteristics. However, the Portfolio also may typically include more aggressive growth companies with more aggressive growth characteristics, and companies undergoing significant changes: e.g., the introduction of a new product line, the appointment of a new management team or an acquisition. The Portfolio may invest in certain companies for relatively short periods of time. Such short-term activity may cause the Portfolio to incur higher brokerage costs (which may adversely affect the Portfolio’s performance).

In all cases, the Portfolio intends to be diversified for federal income tax purposes so that it can qualify as a regulated investment company.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Equity Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Mid-Cap Company Risk

•	Non-Diversification Risk

•	Portfolio Turnover Risk

EQ Advisors Trust	About the investment portfolios	65

Equity Portfolios (continued)

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 2001. The table shows the Portfolio’s average annual total returns for the past one year, five years, and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
12.09% (2003 2nd Quarter)	–12.09% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Marsico Focus Portfolio — Class IB Shares	14.08%	14.87%	11.70%
Russell 1000 Growth Index†	11.81%	12.11%	4.52%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Marsico Focus Portfolio	Class IB Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	1.23%
Less Fee Waiver/Expense Reimbursement*	–0.08%
Net Annual Portfolio Operating Expenses**	1.15%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$117
3 Years	$382
5 Years	$668
10 Years	$1,482

66	About the investment portfolios	EQ Advisors Trust

WHO MANAGES THE PORTFOLIO

Marsico Capital Management, LLC (“Marsico”), 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico has been the Adviser to the Portfolio since it commenced operations. Marsico was organized in September 1997 as a registered investment adviser. Marsico provides investment advisory services to other mutual funds and private accounts. As of December 31, 2007, Marsico had $106 billion in assets under management.

Thomas F. Marsico is primarily responsible for the day-to-day management of the Portfolio. Mr. Marsico has been Chief Executive Officer of Marsico since its inception in 1997. Mr. Marsico has over 20 years of experience as a securities analyst and portfolio manager.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	67

Equity Portfolios (continued)

EQ/Mid Cap Value PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations (or other financial instruments that derive their value from the securities of such companies). Medium market capitalization companies means those companies with market capitalizations within the range of the following indices at the time of purchase: Russell MidCap Index (market capitalization range of approximately $0.5 billion - $42.1 billion as of December 31, 2007), Morningstar Mid Core Index (market capitalization range of approximately $1.6 billion - $15.8 billion as of December 31, 2007), S&P MidCap 400 Index (market capitalization range of approximately $0.3 billion - $12.4 billion as of December 31, 2007).

The Portfolio’s assets normally will be allocated among three investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio will be actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio will track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio will invest in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion will consist of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion will consist of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion will consist of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable will rebalance each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion invests primarily in common stocks, but it also may invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. The Active Allocated Portion may also invest up to 20% of its total assets in securities of foreign issuers, including up to 10% of those in developing markets. The Active Allocated Portion also may invest, to a limited extent, in derivatives, including futures and options, and real estate investment trusts.

In choosing investments for the Active Allocated Portion, the Adviser seeks to add value through bottom-up fundamentally driven security selection, favoring those securities that appear to be undervalued in the marketplace. A security’s value is assessed primarily on the basis of its earning power, growth potential, balance sheet and competitive positioning. The Adviser will focus on those securities with a market capitalization typically greater than $500 million but less than $10 billion and with a valuation in the botton third of the price-to-earnings ratio distribution. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio will seek to track the performance of the Russell Mid Cap Value Index with minimal tracking error. Generally, the Index Allocated Portion will employ full replication, holding each company in proportion to its market capitalization weight in the Russell Mid Cap Value Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach will strive to match the index characteristics without having to purchase every stock in the index.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus entitled “More Information on Risks and Benchmarks.” In addition, more information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Derivatives Risk

Futures and Options Risk

•	Exchange Traded Funds Risk

•	Equity Risk

68	About the investment portfolios	EQ Advisors Trust

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Index-Fund Risk

•	Mid-Cap Company Risk

•	Multiple Adviser Risk

•	Real Estate Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 25, 2007 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 25, 2007.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
16.29% (2003 2nd Quarter)	–20.25% (1998 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Mid Cap Value PLUS Portfolio — Class IB Shares	–1.62%	14.11%	5.15%
Russell Mid Cap Value Index†	–1.42%	17.92%	10.18%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Mid Cap Value PLUS Portfolio	Class IB Shares
Management Fee	0.55%
Distribution and/or service (12b-1) fees	0.25%†
Other Expenses††	0.24%
Acquired Fund Fees and Expenses (Underlying ETFs)*	0.02%
Total Annual Portfolio Operating Expenses	1.06%
Less Waivers/Expense Reimbursements**	–0.04%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	1.02%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
††	Restated to reflect current fees.
*	The Portfolio invests in shares of ETFs, which are considered to be investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying ETFs and the investment return of the Portfolio will be reduced by each Underlying ETF’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.00% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio would be 0.81% for Class IB shares.

EQ Advisors Trust	About the investment portfolios	69

Equity Portfolios (continued)

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (including the expenses of the Underlying ETFs incurred indirectly) remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$104
3 Years	$333
5 Years	$581
10 Years	$1,291

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2007, AXA Equitable had approximately $89.7 billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas and Terence Grennon assist the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but do not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and assisted in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas is responsible for assisting in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

Terence Grennon joined AXA FMG in November 2004 as Director of Asset Allocation and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. He joined AXA Equitable in 1999 as Director of Asset Allocation Rationalization and held such position until 2004. Mr. Grennon is involved in asset allocation oversight and direction, oversight of asset class inputs (return, risk and correlations) and the development of asset class models.

Mellon Capital Management Corporation (“Mellon”), 500 Grant Street, Suit 4200, Pittsburgh, PA 15258-0001, manages the Index Allocated Portion of the Portfolio. Mellon is an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly-traded company. Mellon is a specialist in active and passive U.S. equity and balanced fund management. As of December 31, 2007, Mellon had approximately $211.6 billion in assets under management.

Thomas J. Durante, Senior Vice President, Senior Portfolio Manager and Principal Officer of Mellon, is responsible for the day-to-day management of the Index Allocated Portion. Mr. Durante joined Mellon in 2000 and has had portfolio management responsibilities since that time.

Wellington Management Company LLP (“Wellington Management”), 75 State Street, Boston, MA 02109, manages the Active Allocated Portion of the Portfolio. Wellington Management is a Massachusetts limited liability partnership which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2007, Wellington Management had investment management authority with respect to approximately $588 billion in assets.

James N. Mordy, Senior Vice President and Equity Portfolio Manager, is responsible for the day-to-day management of the Active Allocated Portion. Mr. Mordy joined Wellington Management as an investment professional in 1985.

The Statement of Additional Information provides additional information about the Advisers, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

70	About the investment portfolios	EQ Advisors Trust

EQ/Mutual Shares Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation, which may occasionally be short-term, and secondarily, income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests mainly in equity securities (including securities convertible into, or that the Adviser expects to be exchanged for, common or preferred stocks) of U.S. and foreign companies that the Adviser believes are undervalued. The Portfolio invests predominantly in companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in smaller companies as well.

The Portfolio intends to invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets and depositary receipts. In addition, from time to time, the Portfolio may invest, to a limited extent, in derivatives and may use forward foreign currency exchange contracts to hedge against currency risks when the Adviser believes it would be advantageous to the Portfolio to do so. The Portfolio also may invest up to 15% of its net assets in securities with a limited trading market. The Portfolio may invest, to a limited extent, in real estate investment trusts and the securities of other investment companies.

The Portfolio invests primarily in securities that the Adviser believes are trading at a discount to their intrinsic value. To a lesser extent, the Portfolio also invests in risk arbitrage securities (securities of companies involved in restructuring or that the Adviser believes are cheap relative to an economically equivalent security of the same or another company) and securities of distressed companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy. While the Portfolio generally purchases securities for investment purposes, the Adviser also may seek to influence or control management, or invest in other companies that do so, when the Adviser believes the Portfolio may benefit.

When engaging in an arbitrage strategy, the Portfolio typically buys one security while at the same time selling short another security. The Portfolio generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event. The Portfolio’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies (sometimes referred to as “junk bonds”). The Portfolio generally makes such investments to achieve capital appreciation, rather than to seek income.

The Adviser employs a research driven, fundamental value strategy. In choosing equity investments, the Adviser focuses on the market price of a company’s securities relative to the Adviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Adviser’s own analysis of the security’s intrinsic value rather than coupon rate or rating of the security.

The Adviser may keep a portion, which may be significant at times, of the Portfolio’s assets in cash or invested in high-quality short-term money market instruments, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Portfolio’s investment criteria exist or that it may otherwise be necessary to maintain liquidity. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed by the Adviser to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Distressed Companies Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Junk Bonds and Lower Rated Securities Risk

•	Investment Company Securities Risk

•	Large-Cap Company Risk

•	Liquidity Risk

•	Real Estate Investing Risk

•	Small-Cap and Mid-Cap Company Risk

•	Special Situations Risk

•	Value Investing Risk

EQ Advisors Trust	About the investment portfolios	71

Equity Portfolios (continued)

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is September 15, 2006. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
5.54% (2007 2nd Quarter)	–3.69% (2007 3rd Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Mutual Shares Portfolio — Class IB Shares	1.69%	7.14%
S&P 500 Index†	5.49%	10.65%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Mutual Shares Portfolio	Class IB Shares
Management Fee	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.21%
Total Annual Portfolio Operating Expenses	1.36%
Less Fee Waiver/Expense Reimbursement*	–0.06%
Net Annual Portfolio Operating Expenses**	1.30%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$132
3 Years	$425
5 Years	$739
10 Years	$1,630

WHO MANAGES THE PORTFOLIO

Franklin Mutual Advisers, LLC (“Franklin Mutual”), 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078, is the Adviser to the Portfolio. Franklin Mutual is a registered investment adviser with the SEC that provides investment advisory services for registered mutual funds. As of December 31, 2007, Franklin Mutual, together with its affiliates, had $643 billion in assets under management.

The following individuals are jointly responsible for the day-to-day management of the Portfolio. The portfolio managers for the Portfolio have

72	About the investment portfolios	EQ Advisors Trust

primary responsibility for the investments of the Portfolio and have final authority over all aspects of the Portfolio’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which a portfolio manager may perform these functions, and the nature of these functions, may change from time to time. The assistant portfolio manager provides research and advice on the purchases and sales of individual securities and portfolio risk assessment. Mr. Langerman and Mr. Segal are co-managers for the Portfolio and Ms. Turner is assistant portfolio manager for the Portfolio.

Peter A. Langerman, Chairman, President and Chief Executive Officer of Franklin Mutual, rejoined Franklin Templeton Investments in 2005. He originally joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and portfolio manager, before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds.

F. David Segal, CFA, Portfolio Manager of Franklin Mutual, joined Franklin Templeton Investments in 2002 and has held his current position since that time.

Deborah A. Turner, CFA, Portfolio Manager of Franklin Mutual, joined Franklin Templeton Investments in 1996 and has held her current position since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	73

Equity Portfolios (continued)

EQ/Oppenheimer Global Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests primarily in equity securities of U.S. and foreign companies. The Portfolio can invest without limit in foreign securities, including depositary receipts, and can invest in any country, including emerging markets. The Portfolio expects to emphasize its investments in developed markets such as the United States, countries in Western Europe and Japan. The Portfolio does not limit its investments to companies within a particular capitalization range, however, it expects to invest mainly in mid- and large-cap companies, which are defined for purposes of this Portfolio as companies with market capitalization of $5 billion or more and, to a limited extent, small-cap companies.

Equity securities in which the Portfolio may invest include common stocks, preferred stocks, warrants and securities convertible into common stocks. The Portfolio also may invest, to a limited extent, in derivatives, illiquid securities and exchange traded funds (“ETFs”). The Portfolio also may engage in active and frequent trading to achieve its investment objective.

The Portfolio is not required to allocate its investments in any set percentage in any particular countries. The Portfolio expects to invest in a number of different countries and normally invests in at least three countries (one of which may be the United States). From time to time, the Portfolio may increase the relative emphasis of investments in a particular industry.

In selecting securities, the Adviser focuses primarily on foreign and U.S. companies with high growth potential. The Adviser uses fundamental analysis of a company’s financial statements, management structure, operations and product development and considers factors affecting the industry of which the issuer is a part. The Adviser also considers overall and relative economic conditions in the U.S. and foreign markets, seeking broad portfolio diversification in different countries. The Adviser expects to focus on the factors below when selecting securities:

•	stocks of small-, medium- and large-cap growth-oriented companies worldwide;

•	companies that stand to benefit from global growth trends at attractive valuations;

•	businesses with strong competitive positions and high demand for their products or services; and

•	cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the Adviser considers the effect of worldwide trends on the growth of various business sectors. The trends the Adviser expects to consider include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Adviser may periodically seek to benefit from special situations, such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. The Adviser also may seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Adviser believes they have growth potential. The Portfolio may at times seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed by the Adviser to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Exchange Traded Funds Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Small- and Mid-Cap Company Risk

•	Special Situations Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is August 31, 2006. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

74	About the investment portfolios	EQ Advisors Trust

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
7.10% (2007 2nd Quarter)	–4.48% (2007 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Oppenheimer Global Portfolio — Class IB Shares	5.66%	11.94%
MSCI ACW ex U.S. Growth Index†	9.04%	14.33%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Oppenheimer Global Portfolio	Class IB Shares
Management Fee	0.95%
Distribution and/or service (12b-1) fees	0.25%†
Other Expenses	0.51%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Portfolio Operating Expenses	1.72%
Less Waivers/Expense Reimbursements**	–0.36%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	1.36%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	From time to time, the Portfolio may invest in shares of other investment companies, such as ETFs. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying investment companies and the investment return of the Portfolio will be reduced by each underlying investment company’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.35% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$138
3 Years	$507
5 Years	$900
10 Years	$2,000

WHO MANAGES THE PORTFOLIO

OppenheimerFunds, Inc. (“Oppenheimer”), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer has been an investment adviser since 1960. As of December 31, 2007, Oppenheimer, together with its affiliates, had over $260 billion in assets under management.

Rajeev Bhaman, CFA, Senior Vice President, is primarily responsible for the day-to-day management of the Portfolio. He has held his current position since 1997 and he joined Oppenheimer in 1996.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	75

Equity Portfolios (continued)

EQ/Oppenheimer Main Street Opportunity Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests primarily in common stocks of U.S. companies of small, medium and large capitalization ranges. The Portfolio also may invest in foreign securities, including securities of companies in emerging markets and depositary receipts, preferred stocks, warrants and, to a limited extent, convertible securities, derivatives and securities of other investment companies, including exchange traded funds (“ETFs”). The Portfolio also may invest up to 15% of its net assets in illiquid and restricted securities.

The Portfolio’s allocation among different investments will vary over time based upon the Adviser’s evaluation of economic and market trends. At times, the Portfolio may invest more heavily (or all of its assets) in the stocks of one capitalization range or the Portfolio may vary its investments among the different capitalization ranges. The Portfolio also may engage in active and frequent trading to achieve its investment objective.

In selecting securities to buy or sell for the Portfolio, the portfolio managers use an investment process that uses multi-factor quantitative models to rank more than 3,000 stocks on a daily basis. While the process may change over time or vary in particular cases, in general the selection process currently uses:

Multi-factor quantitative models: The Portfolio uses both “top down” and “bottom up” quantitative models.

•

The “top down” market capitalization model seeks to predict the future market direction of the capitalization environment. The portfolio managers divide the domestic equity market into five market-capitalization segments and market capitalization exposure is managed using proprietary modeling that incorporates factors such as relative price momentum and reversals, relative valuations and measures of investors risk tolerance.

•

The “bottom up” stock selection models seek to rank securities within each capitalization range in order of attractiveness. Over a hundred company-specific factors are analyzed in constructing the “bottom up” models, including valuation, profitability, quality, momentum, volatility and special effects. Different models are used for each of the different market capitalization segments. The Portfolio also uses two seasonal models to capture seasonal effects.

Portfolio Construction: The portfolio is then constructed and continuously monitored based on the quantitative investment models. Security weightings are determined according to capitalization outlook, stock ranking and benchmark weighting. The Portfolio aims to maintain a broadly diversified portfolio that limits idiosyncratic company-specific risks and is scalable, efficient and adaptable.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Exchange Traded Funds Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Investment Company Securities Risk

•	Large-Cap Company Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Small- and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is August 31, 2006. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
6.34% (2007 2nd Quarter)	–5.59% (2007 4th Quarter)

76	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Since Inception
EQ/Oppenheimer Main Street Opportunity Portfolio — Class IB Shares	3.42%	9.26%
Russell 3000 Index†	5.14%	11.15%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Oppenheimer Main Street Opportunity Portfolio	Class IB Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.45%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Portfolio Operating Expenses	1.56%
Less Waivers/Expense Reimbursements**	–0.25%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	1.31%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	From time to time, the Portfolio may invest in shares of other investment companies, such as ETFs. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying investment companies and the investment return of the Portfolio will be reduced by each underlying investment company’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.30% for Class IB shares The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$133
3 Years	$468
5 Years	$826
10 Years	$1,835

WHO MANAGES THE PORTFOLIO

OppenheimerFunds, Inc. (“Oppenheimer”), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer has been an investment adviser since 1960. As of December 31, 2007, Oppenheimer, together with its affiliates, had over $260 billion in assets under management.

Nikolaos Monoyios and Mark Zavanelli are primarily responsible for the day-to-day management of the Portfolio’s investments.

Nikolaos Monoyios, CFA, has been a Senior Vice President of Oppenheimer since October 2003 and was formerly a Vice President of Oppenheimer from April 1998 through September 2003. Mr. Monoyios joined Oppenheimer in 1998.

Mark Zavanelli, CFA, has been a Vice President of Oppenheimer since November 2000. Mr. Zavanelli joined Oppenheimer in May 1998.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	77

Equity Portfolios (continued)

EQ/Oppenheimer Main Street Small Cap Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small-capitalization companies. Small-capitalization companies are companies that have market capitalizations equal to or below the largest capitalization company in either the Russell 2000 Index or the S&P Small Cap 600 Index. The Portfolio measures that capitalization at the time the Portfolio buys the security and it is not required to sell the security if the issuer’s capitalization grows so that it is no longer included in either the Russell 2000 Index or the S&P Small Cap 600 Index. As of December 31, 2007, the market capitalization of such companies within these indices ranged from approximately $27 million to $8.4 billion for the Russell 2000 Index and $56 million to $4.9 billion for the S&P Small Cap 600 Index. Under normal circumstances, the Portfolio may invest up to 20% of its assets in securities of mid- and large-capitalization companies if the Adviser believes they offer opportunities for growth.

The Portfolio will invest mainly in common stocks of small-capitalization U.S. companies that the Adviser believes have favorable business trends or prospects. The Portfolio may invest in growth and/or value common stocks and other equity securities, including preferred stock. Growth investing encompasses a search for companies with expected earnings that outpace the overall market. Value investing attempts to find companies with securities that are undervalued in the marketplace. The Portfolio incorporates a blended style of investing combining both growth and value styles.

The Portfolio also may invest in foreign securities, including emerging markets and depositary receipts, and initial public offerings and, to a limited extent, in derivatives and securities of other investment companies, including exchange traded funds (“ETFs”). The Portfolio also may invest up to 15% of its net assets in illiquid and restricted securities. In addition, the Portfolio may invest in unseasoned companies. Such companies have been in operation for less than three years, including operations of any predecessors. The Portfolio also may engage in active and frequent trading to achieve its investment objective.

In selecting securities to buy or sell for the Portfolio, the portfolio managers use an investment process that uses multi-factor quantitative models to rank stocks on a daily basis. While the process may change over time or vary in particular cases, in general the selection process currently uses:

Multi-factor quantitative models: The Portfolio uses both “top down” and “bottom up” quantitative models.

•

The “top down” market capitalization model seeks to predict the future market direction of the capitalization environment. The portfolio managers divide the domestic equity market into five market-capitalization segments and market capitalization exposure is managed using proprietary modeling that incorporates factors such as relative price momentum and reversals, relative valuations and measures of investors risk tolerance.

•

The “bottom up” stock selection models seek to rank securities within each capitalization range in order of attractiveness. Over a hundred company-specific factors are analyzed in constructing the “bottom up” models, including valuation, profitability, quality, momentum, volatility and special effects. Different models are used for each of the different market capitalization segments. The Portfolio also uses two seasonal models to capture seasonal effects.

Portfolio Construction: The portfolio is then constructed and continuously monitored based on the quantitative investment models. Security weightings are determined according to capitalization outlook, stock ranking and benchmark weighting. The Portfolio aims to maintain a broadly diversified portfolio that limits idiosyncratic company-specific risks and is scalable, efficient and adaptable.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Exchange Traded Funds Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Initial Public Offering Risk

•	Investment Company Securities Risk

•	Large-Cap Company Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Small- and Mid-Cap Company Risk

•	Unseasoned Companies Risk

•	Value Investing Risk

78	About the investment portfolios	EQ Advisors Trust

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is August 31, 2006. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

 LOGO

Best quarter (% and time period)	Worst quarter (% and time period)
5.30% (2007 2nd Quarter)	–5.48% (2007 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Oppenheimer Main Street Small Cap Portfolio — Class IB Shares	–1.78%	5.43%
Russell 2000 Index†	–1.57%	6.00%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Oppenheimer Main Street Small Cap Portfolio	Class IB Shares
Management Fee	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.48%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Portfolio Operating Expenses	1.64%
Less Waivers/Expense Reimbursements**	–0.33%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	1.31%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	From time to time, the Portfolio may invest in shares of other investment companies, such as ETFs. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying investment companies and the investment return of the Portfolio will be reduced by each underlying investment company’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.30% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$133
3 Years	$485
5 Years	$861
10 Years	$1,916

EQ Advisors Trust	About the investment portfolios	79

Equity Portfolios (continued)

WHO MANAGES THE PORTFOLIO

OppenheimerFunds, Inc. (“Oppenheimer”), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer has been an investment adviser since 1960. As of December 31, 2007, Oppenheimer, together with its affiliates, had over $260 billion in assets under management.

Nikolaos Monoyios and Mark Zavanelli are primarily responsible for the day-to-day management of the Portfolio’s investments.

Nikolaos Monoyios, CFA, has been a Senior Vice President of Oppenheimer since October 2003 and was formerly a Vice President of Oppenheimer from April 1998 through September 2003. Mr. Monoyios joined Oppenheimer in 1998.

Mark Zavanelli, CFA, has been a Vice President of Oppenheimer since November 2000. Mr. Zavanelli joined Oppenheimer in May 1998.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

80	About the investment portfolios	EQ Advisors Trust

EQ/Small Company Index Portfolio

INVESTMENT OBJECTIVE: Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Adviser seeks to match the returns of the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000, using a process known as “optimization.” This process selects stocks for the Portfolio so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the securities included in the Russell 2000. This approach helps to increase the Portfolio’s liquidity and reduce costs. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.

Over time, the correlation between the performance of the Portfolio and the Russell 2000 is expected to be 95% or higher before the deduction of Portfolio expenses. The Portfolio’s ability to track the Russell 2000 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the Russell 2000 or the assets of the Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. The Portfolio seeks to track the Russell 2000, therefore, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

Securities index futures contracts and related options, warrants and convertible securities may be used, to a limited extent, for a number of reasons, including: to simulate full investment in the Russell 2000 while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or Russell 2000. These instruments are generally considered to be derivatives.

The Portfolio may invest to a lesser extent in short-term debt securities and money market securities to meet redemption requests or to facilitate investment in the securities included in the Russell 2000.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

•	Liquidity Risk

•	Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to January 2, 2003.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
22.95% (2003 2nd Quarter)	–21.52% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Small Company Index Portfolio — Class IB Shares	–1.82%	15.64%	6.64%
Russell 2000 Index†	–1.57%	16.25%	7.08%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

EQ Advisors Trust	About the investment portfolios	81

Equity Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Small Company Index Portfolio	Class IB Shares
Management Fee	0.25%
Distribution and/or service (12b-1) fees	0.25%†
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	0.64%
Less Waivers/Expense Reimbursements*	0.00%
Net Annual Portfolio Operating Expenses**	0.64%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.85% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$65
3 Years	$205
5 Years	$357
10 Years	$798

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio since January 2, 2003. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2007, AllianceBernstein had approximately $800 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative analysis. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Midcap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

82	About the investment portfolios	EQ Advisors Trust

EQ/T. Rowe Price Growth Stock Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation and secondarily, income.

THE INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of net assets, plus borrowings for investment purposes, in common stocks of a diversified group of growth companies. The Portfolio will invest primarily in equity securities of large-cap companies. For purposes of this Portfolio, large-cap companies are defined as those companies with market capitalization of $5 billion or more. The Adviser mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The Adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, the Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including convertible securities, warrants, preferred stocks, foreign stocks and, to a limited extent, derivatives (such as futures and options) in keeping with portfolio objectives. The Portfolio may invest up to 30% of its total assets in securities of foreign issuers, including those in emerging markets.

In pursuing its investment objective, the Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

•	Special Situations Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to July 6, 2007.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Equity Portfolio, a series of Enterprise Accumulation Trust) advised using a similar investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Equity Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
26.57% (2001 4th Quarter)	–26.32% (2001 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	83

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/T. Rowe Price Growth Stock Portfolio — Class IB Shares	7.19%	13.18%	2.52%
Russell 1000 Growth Index†	11.81%	12.11%	3.83%
**	For periods prior to the date Class IA shares commenced operations (May 16, 2007), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/T. Rowe Price Growth Stock Portfolio	Class IB Shares
Management Fee	0.79%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	1.18%
Less Fee Waiver/Expense Reimbursement*	–0.03%
Net Annual Portfolio Operating Expenses**	1.15%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.87% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$117
3 Years	$373
5 Years	$646
10 Years	$1,429

WHO MANAGES THE PORTFOLIO

T. Rowe Price Associates, Inc. (“T. Rowe”) 100 East Pratt Street, Baltimore, Maryland 21202, is the Adviser to the Portfolio. T. Rowe was founded in 1937 and as of December 31, 2007, T. Rowe and its affiliates Price had $400 billion under management.

P. Robert Bartolo, CPA, CFA, has primary responsibility for managing the Portfolio. Mr. Bartolo is portfolio manager for the T. Rowe Price Growth Stock Fund. Mr. Bartolo is also a Vice President of T. Rowe Price Group, Inc. and has been managing assets for the firm since 2005. Mr. Bartolo has been with T. Rowe Price since August 2002. He is also a portfolio manager in the Equity Division and Mr. Bartolo serves on the Investment Advisory Committee for the firm’s U.S. Mid-, and Large-Cap Growth Strategies. Mr. Bartolo has ten years of investment experience, four of which have been at T. Rowe Price.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

84	About the investment portfolios	EQ Advisors Trust

EQ/Templeton Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital growth.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. Equity securities include common stocks, preferred stocks and convertible securities. The Portfolio may invest in securities in any capitalization range, but may only invest to a limited extent in securities issued by small capitalization companies. The Portfolio also may invest, to a limited extent, in depositary receipts.

The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities include bonds, notes and debentures.

The Portfolio may invest, to a limited extent, in derivatives and may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the Portfolio’s total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment). The Adviser considers various factors, such as availability and cost, in deciding whether to use a particular strategy. The Portfolio also may invest, to a limited extent, in real estate investment trusts.

When choosing equity investments for the Portfolio, the Adviser applies a bottom-up, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Adviser also considers a company’s price to earnings ratio, price to cash flow ratio, profit margins and liquidation value. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed by the Adviser to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

•	Large-Cap Company Risk

•	Real Estate Investing Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is September 15, 2006. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
6.15% (2007 2nd Quarter)	–3.29% (2007 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Templeton Growth Portfolio — Class IB Shares	2.09%	7.87%
MSCI ACW ex US Growth Index†	9.04%	15.03%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

EQ Advisors Trust	About the investment portfolios	85

Equity Portfolios (continued)

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Templeton Growth Portfolio	Class IB Shares
Management Fee	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.20%
Total Annual Portfolio Operating Expenses	1.40%
Less Fee Waiver/Expense Reimbursement*	–0.05%
Net Annual Portfolio Operating Expenses**	1.35%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$137
3 Years	$438
5 Years	$761
10 Years	$1,675

WHO MANAGES THE PORTFOLIO

Templeton Global Advisors Limited (“Templeton”), Lyford Cay, Nassau, Bahamas, is the Adviser to the Portfolio. Templeton is a registered investment adviser with the SEC that provides investment advisory services for registered mutual funds. As of December 31, 2007, Templeton, together with its affiliates, had $643 billion in assets under management.

The Portfolio is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team include Cindy Sweeting, CFA, Tucker Scott, CFA and Lisa F. Myers, CFA.

Cindy Sweeting, CFA, President of Templeton and Director of Portfolio Management of Templeton, has primary responsibility for the investments of the Portfolio. She has held her current position since January 2008. Prior to that time, Ms. Sweeting was Director of Research of the Templeton Global Equity Group. Ms. Sweeting has over 25 years of experience in the investment industry.

Tucker Scott, CFA, Executive Vice President and Portfolio Manager of Templeton, he has been a portfolio manager of the Portfolio since October 2007. Mr. Scott joined Franklin Templeton in 1996 and currently has portfolio management responsibility for retail and institutional accounts. Mr. Scott has had portfolio management responsibilities since 1999.

Lisa F. Myers, CFA, Vice President of Templeton, provides research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She has held her current position since 2003 and has had portfolio management responsibilities since 2002.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

86	About the investment portfolios	EQ Advisors Trust

EQ/UBS Growth and Income Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve total return through capital appreciation with income as a secondary consideration.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest primarily in a broadly diversified group of equity securities of U.S. large capitalization companies that offer the opportunity for capital appreciation and, secondarily, income. For purposes of this Portfolio, large capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies. In seeking income, the Portfolio invests in stocks of dividend-paying companies.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

The Adviser utilizes an investment style that focuses on identifying discrepancies between a security’s fundamental value (i.e., the Adviser’s assessment of what the security is worth) and its market price. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. The Adviser estimates the fundamental value of each stock under analysis based on economic, industry and company analysis and a company’s management team, competitive advantage and core competencies. The Adviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive price and value characteristics. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Growth and Income Portfolio, a series of Enterprise Accumulation Trust) using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Growth and Income Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
14.86% (1999 2nd Quarter)	–18.59% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/UBS Growth and Income Portfolio — Class IB Shares	1.14%	12.69%	4.37%
Russell 1000 Index†	5.77%	13.43%	4.67%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

EQ Advisors Trust	About the investment portfolios	87

Equity Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/UBS Growth and Income Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.16%
Total Annual Portfolio Operating Expenses	1.16%
Less Fee Waiver/Expense Reimbursement*	–0.11%
Net Annual Portfolio Operating Expenses**	1.05%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.04% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$107
3 Years	$358
5 Years	$628
10 Years	$1,399

WHO MANAGES THE PORTFOLIO

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), One North Wacker Drive, Chicago, Illinois 60606, is the Adviser to the Portfolio. UBS Global AM, formerly known as Brinson Advisers, Inc., has provided investment counseling for over 50 years. As of December 31, 2007, assets under management were $165.9 billion.

John C. Leonard, Thomas M. Cole, Thomas J. Digenan and Scott C. Hazen are the portfolio managers responsible for the day-to-day management of the Portfolio.

Thomas M. Cole, CFA, is a Managing Director and Head of Research, North American Equities and has held that position for more than five years. He leads the portfolio construction process and reviews the overall composition of the Portfolio. Mr. Cole joined UBS Global AM as an investment professional in 1985.

John C. Leonard, CFA, is a Managing Director and Global Head of Equities, has been for more than five years and is responsible for the construction of U.S. equity portfolios and the oversight of UBS Global AM’s Chicago-based strategy team. He has been with UBS Global AM as an investment professional since 1991. Mr. Leonard assists in portfolio construction.

Thomas J. Digenan, CFA, is a Managing Director and North American Equity Strategist. He assists in portfolio construction. Mr. Digenan joined UBS Global AM as an investment professional in 1993. He has been a North American Equities Strategist since 2001.

Scott C. Hazen, CFA, an Executive Director and North American Equity Strategist since 2004, assists in portfolio construction. He joined UBS Global AM in 1992 and has served as an investment professional since 2004.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

88	About the investment portfolios	EQ Advisors Trust

EQ/Van Kampen Comstock Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital growth and income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The Portfolio may invest in issuers of small, medium and large market capitalization. The Portfolio primarily invests in equity securities, but also may invest in preferred stocks and securities convertible into common and preferred stocks.

The Adviser emphasizes a value style of investing, seeking well established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. The Adviser typically sells portfolio securities when its assessments of capital growth and income potential of such securities materially change.

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities and depositary receipts. The Portfolio generally holds up to 10% of its total assets in high-quality short-term debt securities and investment grade corporate debt securities as temporary investments. The Portfolio may also invest up to 5% of its net assets in convertible securities that are below investment grade. The Portfolio also may, to a limited extent, purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. The Portfolio may invest up to 10% of its total assets in real estate investment trusts (“REITs”).

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bond or Lower Rated Securities Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipt Risk

Emerging Markets Risk

•	Large-Cap Company Risk

•	Real Estate Investing Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
6.09% (2006 4th Quarter)	–6.31% (2007 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Van Kampen Comstock Portfolio — Class IB Shares	–2.57%	6.68%
Russell 1000 Value Index†	–0.17%	11.23%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not

EQ Advisors Trust	About the investment portfolios	89

Equity Portfolios (continued)

reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Van Kampen Comstock Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fee (12b-1 fees)	0.25%†
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	1.05%
Less Fee Waiver/Expense Reimbursement*	–0.05%
Net Annual Portfolio Operating Expenses**	1.00%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.99% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$102
3 Years	$329
5 Years	$575
10 Years	$1,278

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), 522 Fifth Avenue, New York, NY 10036. MSIM Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM Inc. (which does business in certain instances using the name Van Kampen) conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2007, MSIM Inc. had approximately $589.5 billion in assets under management.

The Multi-Cap Value team is responsible for the day-to-day management of the Portfolio. The current members of the team include B. Robert Baker, Jr., Jason S. Leder, Kevin C. Holt, Devin E. Armstrong and James N. Warwick. Members of the team may change from time to time. Mr. Baker, the lead portfolio manager, is a Managing Director with Van Kampen. He has had portfolio management responsibilities at Van Kampen since he joined the firm in 1991. Mr. Leder, Managing Director, joined Van Kampen in 1995 and has had portfolio management responsibilities since that time. Mr. Holt, Managing Director, joined Van Kampen in 1999 and has had portfolio management responsibilities since that time. Mr. Armstrong, Vice President, has been associated with the Van Kampen in a research capacity since August 2004 and began managing the Portfolio in an investment management capacity in July 2007. Prior to August 2004, Mr. Armstrong was attending Columbia Business School (August 2002 - May 2004). Mr. Warwick, Executive Director, has been associated with the Adviser in an investment management capacity since May 2002 and began managing the Portfolio in July 2007.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

90	About the investment portfolios	EQ Advisors Trust

EQ/Van Kampen Emerging Markets Equity Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies located in emerging market countries or other equity investments that are tied economically to emerging market countries. Such equity securities may include common stocks, securities convertible into common stocks, preferred stocks, depositary receipts, rights and warrants.

For purposes of this Portfolio, an emerging market country security is defined as a security of an issuer having one or more of the following characteristics:

•	its principal securities trading market is in an emerging market country;

•	alone or on a consolidated basis, at least 50% of its revenues are derived from goods produced, sales made or services performed in an emerging market country; or

•	it is organized under the laws of, or has a principal office in, an emerging market country.

The Adviser’s investment approach combines top-down country allocation with bottom-up stock selection. The Adviser focuses on growth-oriented companies that it believes have attractive growth characteristics, reasonable valuations and shareholder value-oriented management. The Portfolio generally invests only in emerging market countries whose currencies are freely convertible into United States dollars. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Portfolio may invest to a limited extent in corporate or government-issued or guaranteed debt securities of issuers in emerging market countries, including debt securities that are rated or considered to be below investment grade (so-called “junk bonds”). The Portfolio also may invest, to a lesser extent, in equity securities of corporate or governmental issuers located in industrialized countries, foreign currency or investment funds and supranational entities such as the World Bank. In addition, the Portfolio may, to a limited extent, utilize forward foreign currency contracts, options and futures contracts and swap transactions.

In all cases, the Portfolio intends to be diversified for federal income tax purposes so that it can qualify as a regulated investment company.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Junk Bonds and Lower Rated Securities Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is August 20, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ Advisors Trust	About the investment portfolios	91

Equity Portfolios (continued)

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
49.97% (1999 4th Quarter)	–22.24% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Van Kampen Emerging Markets Equity Portfolio — Class IB Shares	41.98%	37.90%	14.31%
MSCI EMF Gross Dividend Index†	39.78%	37.46%	14.53%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Van Kampen Emerging Markets Equity Portfolio	Class IB Shares
Management Fee	1.11%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.28%
Total Annual Portfolio Operating Expenses	1.64%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses**	1.64%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.80% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$167
3 Years	$517
5 Years	$892
10 Years	$1,944

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), 522 Fifth Avenue, New York, NY 10036. MSIM Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM Inc. (which does business in certain instances using the name Van Kampen) conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2007 MSIM Inc. had approximately $589.5 billion in assets under management.

The Portfolio is managed within MSIM Inc.’s Emerging Markets Equity team. The team works collaboratively when making portfolio decisions. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are: Ruchir Sharma,

92	About the investment portfolios	EQ Advisors Trust

James Cheng, Paul Psaila, Eric Carlson, William Scott Piper and Ana Cristina Piedrahita. The Emerging Markets Equity Team is comprised of dedicated portfolio managers/analysts that have extensive experience in analyzing emerging markets equity securities for investors. Mr. Sharma is the lead portfolio manager and is responsible for overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sector.

Ruchir Sharma, the lead portfolio manager, is a Managing Director of MSIM Inc., and has been managing the Portfolio since 2001. He has been with MSIM Inc. in an investment management capacity since 1996.

James Cheng, a Managing Director of Morgan Stanley Investment Management Company (“MSIM Company”) since August 2006, has been managing the Portfolio since 2006. Prior to joining MSIM Company, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management Limited.

Paul Psaila, an Executive Director of MSIM Inc., has been managing the Portfolio since its inception and has been an investment management professional with MSIM Inc. since 1994.

Eric Carlson, an Executive Director of MSIM Inc., has been associated with MSIM Inc. in an investment management capacity since 1997 and has been a member of the team managing the Portfolio since October 2006.

Scott Piper, an Executive Director of MSIM Inc. since 2002, has been associated with MSIM Inc. in an investment management capacity since that time. He has been a member of the team managing the Portfolio since 2002.

Ana Cristina Piedrahita, an Executive Director of MSIM Inc., has been associated with MSIM Inc. in an investment managing capacity since 2002. She has been a member of the team managing the Portfolio since October 2006.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	93

Equity Portfolios (continued)

EQ/Van Kampen Mid Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital growth

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of medium-sized companies at the time of investment. The Portfolio primarily invests in equity securities, including common stocks, preferred stocks, convertible securities and rights and warrants to purchase common stock. Medium-sized companies are defined by reference to those companies represented in the Russell Midcap Index. The Portfolio also may invest in common stocks and other equity securities of small- and large-sized companies.

The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser studies a company’s business model, business visibility and the ability to generate free cash flow, a favorable return on invested capital trend and an attractive risk/reward. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio also may invest in debt securities of various maturities considered investment grade at the time of investment. Investment grade securities are rated BBB or higher by Standard & Poor’s or rated Baa or higher by Moody’s Investor Services, Inc. The Portfolio may also invest up to 5% of its net assets in convertible securities that are below in investment grade.

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities and depositary receipts. The Portfolio also may, to a limited extent, purchase and sell certain derivative instruments, such as options, futures contracts, options on futures contracts and currency transactions, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. The Portfolio may invest up to 10% of its total assets in real estate investment trusts (“REITs”).

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bond or Lower Rated Securities Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Real Estate Investing Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
9.24% (2007 2nd Quarter)	–5.08% (2006 2nd Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Van Kampen Mid Cap Growth Portfolio — Class IB Shares	22.38%	21.13%
Russell Mid Cap Growth Index†	11.43%	15.31%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

94	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Van Kampen Mid Cap Growth Portfolio	Class IB Shares
Management Fee	0.70%
Distribution and/or Service Fee (12b-1 fees)	0.25%†
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	1.10%
Less Fee Waiver/Expense Reimbursement*	–0.05%
Net Annual Portfolio Operating Expenses**	1.05%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.04% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$107
3 Years	$345
5 Years	$601
10 Years	$1,336

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), 522 Fifth Avenue, New York, NY 10036. MSIM Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM Inc. (which does business in certain instances using the name Van Kampen) conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2007 MSIM Inc. had approximately $589.5 billion in assets under management.

The U.S. Growth team is responsible for the day-to-day management of the Portfolio. The current members of the team include Dennis Lynch, David Cohen, Sam Chainani, Alexander Norton and Jason Yeung. Members of the team may change from time to time.

Dennis Lynch is a Managing Director with Van Kampen. He joined the firm in 1998 and has had portfolio management responsibilities for more than five years.

David Cohen is a Managing Director with Van Kampen. He joined the firm in 1993 and has had portfolio management responsibilities for more than five years.

Sam Chainani is a Managing Director with Van Kampen. He joined the firm in 1996 and has had portfolio management responsibilities since June 2004. Prior to that time, Mr. Chainani was associated in an investment capacity with Van Kampen.

Alexander Norton is a Managing Director with Van Kampen. He joined the firm in 2000 and has had portfolio management responsibility since July 2005. Prior to that time, Mr. Norton was an Analyst with Van Kampen.

Jason Yeung is an Executive Director with Van Kampen. He joined the firm in 2002, and has had portfolio management responsibilities since September 2007. Prior to that time, Mr. Yeung was associated in an investment capacity for Van Kampen.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	95

Equity Portfolios (continued)

EQ/Van Kampen Real Estate Portfolio

INVESTMENT OBJECTIVE: Seeks to provide above average current income and long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”). The Portfolio focuses on REITs, as well as real estate operating companies (“REOCs”) that invest in a variety of property types and regions. The Portfolio will invest primarily in equity REITs. In addition, the Portfolio is non-diversified, which means that it may invest in a limited number of issuers.

The Adviser actively manages the Portfolio using a combination of top-down and bottom-up methodologies. The top-down asset allocation overlay is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household formation and income). The Adviser employs a value-driven approach to bottom-up security selection which emphasizes underlying asset values, values per square foot and property yields.

In seeking an optimal matrix of regional and property market exposure, the Adviser considers broad demographic and macroeconomic factors as well as other criteria, such as space demand, new construction and rental patterns. The Adviser generally considers selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding’s share price, earnings prospects relative to its peers and/or business prospects.

A company is considered to be in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Besides equity securities of REITs, the Portfolio may invest in equity securities, including common stocks and convertible securities, or non-convertible preferred stocks and investment-grade debt securities of companies operating in the real estate industry. The Portfolio may invest up to 20% of its net assets in securities of companies outside the real estate industry. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, some or all of which may be in the real estate industry. The Portfolio may, to a limited extent, purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Fixed Income Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

•	Non-Diversification Risk

•	Real Estate Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is July 2, 2007. Information about Portfolio performance is not provided because, as of the date of this Prospectus, the Portfolio did not have returns for at least a full calendar year.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Van Kampen Real Estate Portfolio	Class IB Shares
Management Fee	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.21%
Total Annual Portfolio Operating Expenses	1.36%
Less Fee Waiver/Expense Reimbursement**	–0.10%
Net Annual Portfolio Operating Expenses***	1.26%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.

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*	Based on estimated amounts for the current fiscal year.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$128
3 Years	$421

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management, Inc. (“MSIM, Inc.”), 522 Fifth Avenue, New York, New York 10036, is the Adviser to the Portfolio. MSIM, Inc. (which does business in certain instances using the name Van Kampen) conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2007, MSIM, Inc. had approximately $589.5 billion in assets under management.

The Portfolio’s assets are managed within the Adviser’s Real Estate Team. The team consists of portfolio managers and analysts. Theodore R. Bigman is the member of the team primarily responsible for the day-to-day management of the Portfolio. The Portfolio is managed by Mr. Bigman, who is supported by a team of five research analysts. Together, Mr. Bigman and the team determine investment strategy, establish asset allocation frameworks and direct the implementation of investment strategy.

Theodore R. Bigman, Managing Director, has worked for the Adviser since 1995. He has been Managing Director since 1999 and a portfolio manager with the Adviser since 1995.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	97

Fixed Income Portfolios

EQ/AllianceBernstein Intermediate Government Securities Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with relative stability of principal.

THE INVESTMENT STRATEGY

Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S. Government securities and repurchase agreements and forward commitments relating to U.S. Government securities.

The Portfolio’s investments will generally have a final maturity of not more than ten years or a duration not exceeding that of a 10-year Treasury note. Under normal circumstances, the Portfolio will have a dollar-weighted average maturity of more than three years but less than ten years. In some cases, the Adviser’s calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates in the mortgage-backed or asset-backed securities and foreign and domestic interest rates).

Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

The Portfolio buys and sells securities with a view to maximizing current return without, in the opinion of the Adviser, undue risk to principal. Potential capital gains resulting from possible changes in interest rates will not be a major consideration. The Portfolio may take full advantage of a wide range of maturities of U.S. Government securities and may adjust the dollar-weighted average maturity of its portfolio from time to time, depending on the Adviser’s assessment of relative yields on securities of different maturities and the expected effect of future changes in interest rates on the market value of the securities held by the Portfolio. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities. The Portfolio also may purchase debt securities of non-government issuers that own mortgages. The Portfolio may also invest a substantial portion of its assets in money market instruments.

In order to enhance its current return, to reduce fluctuations in net asset value, and to hedge against changes in interest rates, the Portfolio may, to a limited extent, write covered call and put options on U.S. Government securities and may purchase call and put options on U.S. Government securities. The Portfolio may also enter into interest rate futures contracts with respect to U.S. Government securities, and may write and purchase options thereon. The Portfolio may also make secured loans of its portfolio securities without limitation and enter into repurchase agreement with respect to U.S. Government securities with commercial banks and registered broker-dealers.

The Portfolio may also make use of various other investment strategies, including covered short sales, and the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis.

For purposes of this Portfolio, U.S. Government securities include:

•	U.S. Treasury Bills: Direct obligations of the U.S. Treasury which are issued in maturities of one year or less.

•	U.S. Treasury Notes: Direct obligations of the U.S. Treasury issued in maturities which vary between one and ten years, with interest payable every six months.

•	U.S. Treasury Bonds: Direct obligations of the U.S. Treasury which are issued in maturities more than ten years from the date of issue, with interest payable every six months.

•

“Ginnie Maes”: Debt securities issued by a mortgage banker or other mortgagee and represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association (“GNMA”) guarantees the timely payment of principal and interest. Ginnie Maes, although not direct obligations of the U.S. Government, are guaranteed by the U.S. Treasury.

•

“Fannie Maes”: The Federal National Mortgage Association (“FNMA”) is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA and supported by FNMA’s right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury. Fannie Maes are not issued by, or backed by the full faith and credit of, the U.S. Government.

•

“Freddie Macs”: The Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the U.S. Government, issues participation certificates (“PCs”) which represent an interest in residential mortgages from FHLMC’s National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not issued by, or backed by the full faith and credit of, the U.S. Government.

•

Governmental Collateralized Mortgage Obligations: These are securities issued by a U.S. Government instrumentality or agency which are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. These securities are not backed by the full faith and credit of the U.S. Government.

•

“Sallie Maes”: The Student Loan Marketing Association (“SLMA”) is a government-sponsored corporation owned entirely by private stockholders that provides liquidity for banks and other institutions engaged in the Guaranteed Student Loan Program. These loans are not issued by the U.S. Government and are either directly guaranteed by the U.S. Treasury or guaranteed by state agencies and reinsured by the U.S. Government. SLMA issues both short term notes and longer term public bonds to finance its activities.

98	About the investment portfolios	EQ Advisors Trust

The Portfolio may also invest in “zero coupon” U.S. Government securities which have been stripped of their unmatured interest coupons and receipts or in certificates representing undivided interests in such stripped U.S. Government securities and coupons. These securities tend to be more volatile than other types of U.S. Government securities.

Guarantees associated with U.S. Government securities guarantee only the payment of principal at maturity and interest when due, and do not guarantee the securities’ yield or value or the yield or value of the Portfolio’s shares.

The Portfolio may also purchase collateralized mortgage obligations (“CMOs”) issued by non-governmental issuers and securities issued by real estate mortgage investment conduits (“REMICs”). Non-governmental CMOs, which are issued by entities other than U.S. Government agencies and instrumentalities and securities issued by non-governmental REMICs (even if collateralized by U.S. Government securities) are not considered U.S. Government securities for purposes of the Portfolio meeting its policy of investing at least 80% of its net assets in U.S. Government securities.

The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

Zero Coupon Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Intermediate Government Securities Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Intermediate Government Securities Portfolio whose inception date is April 1, 1991, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
4.83% (2001 3rd Quarter)	–2.35% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein Intermediate Government Securities Portfolio — Class IB Shares	6.97%	3.05%	4.74%
Lehman Brothers Intermediate Government Bond Index†	8.47%	3.69%	5.55%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

EQ Advisors Trust	About the investment portfolios	99

Fixed Income Portfolios (continued)

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein Intermediate Government Securities Portfolio	Class IB Shares
Management Fee	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.88%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$90
3 Years	$281
5 Years	$488
10 Years	$1,084

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2007, AllianceBernstein had approximately $800 billion in assets under management.

Jeffrey S. Phlegar, Executive Vice President, Chief Investment Officer and co-head of Fixed Income, is responsible for the day-to-day management of the Portfolio. He also serves on AllianceBernstein’s Executive Committee. Mr. Phlegar supervises the U.S. Investment Grade: Liquid-Markets/Structured Products fixed-income teams. Mr. Phlegar joined AllianceBernstein in 1988 and has served has had portfolio management responsibilities since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

100	About the investment portfolios	EQ Advisors Trust

EQ/Bond Index Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a total return before expenses that approximates the total return performance of the Lehman Brothers U.S. Aggregate Bond Index, including reinvestment of coupon payments, at a risk level consistent with that of the Lehman Brothers U.S. Aggregate Bond Index.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in fixed income securities in the Lehman Brothers U.S. Aggregate Bond Index (“Index”). To maintain liquidity, the Portfolio may invest up to 20% of its assets in various short-term fixed income securities and money market instruments. The Portfolio also may invest up to 20% of its assets in derivatives and, to a limited extent, may invest in foreign securities.

The Portfolio attempts to have a correlation between its performance and that of the Index of at least 0.85, before expenses. A correlation of 1.00 would mean that the Portfolio and the Index were perfectly correlated.

The Portfolio’s investments are selected by a “sampling” process based on sector, industry, quality, seasoning and yield curve exposures. The Portfolio expects to invest in approximately 200 or more of the securities in the Index.

As of December 31, 2007, the Index was composed of 7,134 investment grade fixed income securities with at least one year remaining to maturity and $250 million in par value outstanding. Each security is weighted by amount outstanding, which means larger securities have greater representation in the Index than smaller ones. Securities in the Index may include U.S. government securities, corporate debt securities and mortgage- and asset-based debt securities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

Currency Risk

•	Index Fund Risk

•	Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (MONY Intermediate Term Bond Portfolio, a series of the MONY Series Fund, Inc.) advised using an investment objective and strategy, which differ from those used by the Portfolio. For these purposes, the Portfolio is considered to be the successor to the MONY Intermediate Term Bond Portfolio whose inception date is March 1, 1985, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to August 25, 2006 the Portfolio and its predecessor had a different investment objective and invested in an actively managed portfolio of fixed income securities. The Portfolio invests substantially all of its assets in fixed income securities in a manner that is intended to track the performance of the Index. If the Portfolio and its predecessor had historically invested substantially all of their assets in fixed income securities in a manner that was intended to track the performance of the Index, the performance of the Portfolio and its predecessor may have been different. In addition, the Portfolio was advised by a different Adviser prior to August 25, 2006.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB*

Best quarter (% and time period)	Worst quarter (% and time period)
4.66% (2002 3rd Quarter)	–2.68% (2004 2nd Quarter)

EQ Advisors Trust	About the investment portfolios	101

Fixed Income Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Bond Index Portfolio — Class IB Shares*	6.38%	2.98%	4.59%
Lehman Brothers U.S. Aggregate Bond Index†	6.97%	4.42%	5.97%
*	For periods prior to the date Class IB Shares commenced operations (June 20, 2005), performance information shown is the performance of Class IA Shares adjusted to reflect the 12b-1 fees paid by Class IB Shares.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Bond Index Portfolio	Class IB Shares
Management Fee	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.35%
Total Annual Portfolio Operating Expenses	0.95%
Less Fee Waiver/Expense Reimbursement*	–0.25%
Net Annual Portfolio Operating Expenses	0.70%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$72
3 Years	$278
5 Years	$501
10 Years	$1,144

WHO MANAGES THE PORTFOLIO

Standish Mellon Asset Management Company LLC (“Standish”), One Boston Place, Boston, MA 02108. Standish is a registered investment adviser whose predecessor pioneered the developments of bond index-funds. As of December 31, 2007, Standish had approximately $169.6 billion in assets under management.

Michael McNerney, CFA, Senior Portfolio Manager for the Index Strategies Group, is responsible for managing the Portfolio. He joined Standish in 2002 and had portfolio management responsibilities since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

102	About the investment portfolios	EQ Advisors Trust

EQ/Evergreen International Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital growth and current income.

THE INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank) denominated in various currencies. The Portfolio normally will invest in at least three countries. The Portfolio may invest in debt securities that are rated below investment grade (or, if unrated, determined by the Adviser to be of comparable quality) (“junk bonds”). The Portfolio generally does not invest more than 5% of its assets in debt obligations or similar securities denominated in the currencies of developing countries. For purposes of this Portfolio, the Adviser considers those countries whose sovereign debt is rated below investment grade to be developing countries and those countries whose sovereign debt is rated investment grade to be developed countries.

The Portfolio generally maintains a dollar-weighted average maturity of 5 to 14 years and a duration of 3 1/2 to 10 years. Maturity measures the average final payable dates of debt instruments. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

The Adviser makes its country selection and currency decisions for the Portfolio based on its own fundamental research and advanced analytical systems. In choosing investments, the Adviser searches for the best values on securities that meet the Portfolio’s credit and maturity requirements. Bonds selected for inclusion in the Portfolio are continually monitored to assure they meet the Adviser’s standards. The Adviser may sell a security for a variety of reasons, such as to invest in an issuer believed to offer superior investment opportunities.

The Portfolio may, to a limited extent, enter into foreign currency exchange contracts for a variety of purposes, including to gain exposure to foreign markets in which the Portfolio is underweighted, to hedge the value of its investments or to control risk. The Portfolio also may invest up to 20% of its assets in foreign mortgage- and asset-based securities and/or foreign bank obligations. In addition, the Portfolio may invest up to 20% of its assets in investment grade fixed income securities or obligations of U.S. government entities or U.S. corporations. The Portfolio also may invest up to 15% of its net assets in illiquid securities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities; therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bonds or Lower Rated Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is October 3, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
6.60% (2007 3rd Quarter)	–1.02% (2006 1st Quarter)

EQ Advisors Trust	About the investment portfolios	103

Fixed Income Portfolios (continued)

Average Annual Total Returns
	One Year	Since Inception
EQ/Evergreen International Bond Portfolio — Class IB Shares	9.26%	4.51%
Merrill Lynch Global Broad Market ex U.S. Index†	11.33%	8.02%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Evergreen International Bond Portfolio	Class IB Shares
Management Fee	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses	1.12%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses	1.12%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.15% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$114
3 Years	$356
5 Years	$617
10 Years	$1,363

WHO MANAGES THE PORTFOLIO

Evergreen Investment Management Company, LLC (“Evergreen”), 200 Berkeley Street, Boston, Massachusetts, 02116-5034, and First International Advisors, LLC, Bishopsgate, London, EC2N 3AB, dba “Evergreen International Advisors” (“Evergreen International”), are Advisers to the Portfolio. Evergreen and Evergreen International work together to manage the Portfolio. Evergreen International is an affiliate of Evergreen. Evergreen, including Evergreen International, offers a broad range of financial services to individuals and businesses throughout the United States. As of December 31, 2007, Evergreen, including, Evergreen International, managed over $274 billion for the Evergreen funds.

Anthony Norris and Peter Wilson have primary responsibility for the day-to-day management of the Portfolio. Mr. Norris is a Senior Vice President and senior portfolio manager at Evergreen and a Managing Director of Research, Chief Investment Officer and a senior portfolio manager at Evergreen International. He joined Evergreen International in 1990 and has been in the portfolio management field since 1967. Mr. Wilson is a Senior Vice President and senior portfolio manager at Evergreen and a Managing Director, Chief Operating Officer and a senior portfolio manager at Evergreen International. He joined Evergreen International in 1989 and has been in the portfolio management field since 1978.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

104	About the investment portfolios	EQ Advisors Trust

EQ/JPMorgan Core Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.

THE INVESTMENT STRATEGY

This Portfolio’s total return will consist of income plus realized and unrealized capital gains and losses. The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in investment grade debt securities rated BBB or better by Standard & Poor’s or Baa or better by Moody’s Investor Services, Inc. or, if unrated, securities of similar quality as determined by the Adviser. In the event the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate under the circumstances.

The Adviser actively manages the Portfolio’s duration, the allocation of securities across market sectors and the selection of specific securities within market sectors. Based on fundamental, economic and capital markets research, the Adviser adjusts the duration of the Portfolio based on the Adviser’s view of the market and interest rates. The Adviser also actively allocates the Portfolio’s assets among the broad sectors of the fixed income market. These securities principally include U.S. Government and agency securities, corporate securities, private placements, asset-backed securities, mortgage-related securities and direct mortgage obligations. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities. The overall duration of the portfolio will generally be within one year of the duration of the Lehman Brothers U.S. Aggregate Bond Index, the Portfolio’s benchmark (currently 3-6 years). The Portfolio may also, to a limited extent, use futures contracts to change the duration of the Portfolio’s bond holdings. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

The Portfolio may also invest up to 25% of its assets in securities of foreign issuers, including up to 20% of its assets in debt securities denominated in currencies of developed foreign countries. The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

Currency Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter: (% and time period)	Worst quarter: (% and time period)
4.72% (1998 3rd Quarter)	–2.58% (2004 2nd Quarter)

EQ Advisors Trust	About the investment portfolios	105

Fixed Income Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/JPMorgan Core Bond Portfolio — Class IB Shares	3.08%	3.37%	5.26%
Lehman Brothers U.S. Aggregate Bond Index†	6.97%	4.42%	5.98%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/JPMorgan Core Bond Portfolio	Class IB Shares
Management Fee	0.43%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.81%
Less Fee Waiver Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses	0.81%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.85% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$83
3 Years	$259
5 Years	$450
10 Years	$1,002

WHO MANAGES THE PORTFOLIO

JPMorgan Investment Management Inc. (“JPMorgan”), 245 Park Avenue, New York, New York 10167. JPMorgan has been the Adviser to the Portfolio since it commenced operations. JPMorgan manages portfolios for corporations, governments, endowments, as well as many of the largest corporate retirement plans in the nation. As of December 31, 2007, JPMorgan and its affiliates had $1.2 trillion in assets under management.

The Portfolio is managed by a team of investment professionals comprised of the following:

Timothy N. Neumann, Managing Director, and head of portfolio management for JPMorgan New York Fixed Income. He is the head of the portfolio manager group for Core Investment Grade and Core Plus Strategies. He works with the Macro team and Sector teams to deliver account-specific portfolio strategy. Mr. Neumann has been a portfolio manager with JPMorgan since 1997 and has had day-to-day management responsibilities with respect to the Portfolio.

Jeffrey J. Jackman, Vice President, is a portfolio manager in the U.S. Fixed Income Portfolio Management Group. He has been a portfolio manager with JPMorgan for more than five years. Mr. Jackman provides research support and makes securities recommendations for the Portfolio.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

106	About the investment portfolios	EQ Advisors Trust

EQ/Long Term Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.

THE INVESTMENT STRATEGY

The Portfolio invests in investment-grade fixed-income securities issued by a diverse mix of corporations, the U.S. Government and its agencies or instrumentalities, as well as mortgage-backed and asset-backed securities. Under normal circumstances, at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, will be invested in such securities.

All securities in the Portfolio will be rated investment-grade at the time of purchase. An investment-grade security carries a minimum rating of credit quality issued by an independent rating agency at the time of purchase. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

Specific securities in the Portfolio can have expected maturities as short as one day, or as long as 30 years or more, but the Portfolio as a whole is expected to have an average maturity of longer than eight years and an effective duration between 8 and 15 years. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to October 1, 2006.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (MONY Long Term Bond Portfolio, a series of The MONY Series Fund, Inc.) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the MONY Long Term Bond Portfolio whose inception date is March 20, 1985, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB*

Best quarter (% and time period)	Worst quarter (% and time period)
9.30% (2002 3rd Quarter)	–4.78% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Long Term Bond Portfolio — Class IB Shares*	7.35%	4.84%	5.95%
Lehman Brothers Long Government/Credit Bond Index†	6.60%	5.80%	6.95%
*	For periods prior to the date the Class IB shares commenced operations (April 29, 2005), performance information shown is that of the Class IA Shares adjusted to reflect the 12b-1 fees paid by Class IB Shares.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

EQ Advisors Trust	About the investment portfolios	107

Fixed Income Portfolios (continued)

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Long Term Bond Portfolio	Class IB Shares
Management Fee	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.78%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses	0.78%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.00% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$80
3 Years	$249
5 Years	$433
10 Years	$966

WHO MANAGES THE PORTFOLIO

BlackRock Financial Management, Inc. (“BlackRock Financial”), 40 East 52nd Street, New York, New York 10022. BlackRock Financial, together with its investment management affiliates, is one of the world’s largest asset management firms. As of December 31, 2007, BlackRock Financial and its affiliates had approximately $1.3 trillion in assets under management.

The management of and investment decisions for the EQ/Long Term Bond Portfolio are made by Scott Amero, Matthew Marra and Andrew J. Phillips.

Scott Amero is a Vice Chairman and BlackRock’s Global Chief Investment Officer for Fixed Income since December 2007. Mr. Amero also serves as co-head of the Fixed Income Portfolio Management Group for more than ten years. Prior thereto he was a Managing Director since 1990. He is a member of BlackRock’s Executive, Operating and Management committees and Chairman of its Fixed Income Investment Strategy Group. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in fixed income securities.

Matthew Marra is a Managing Director of BlackRock since 2006, and is a member of Blackrock’s Fixed Income Portfolio Management Group. Mr. Marra’s primary responsibility is managing total return portfolios with a sector emphasis on Treasury and agency securities. Mr. Marra has been a member of BlackRock’s fixed income team since 1997.

Andrew J. Phillips is a Managing Director of BlackRock since 1999, and is co-head of U.S. Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for the consistent implementation of investment strategies across all total return accounts. Mr. Phillips is also a member of the mortgage securities team. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

108	About the investment portfolios	EQ Advisors Trust

EQ/Money Market Portfolio

INVESTMENT OBJECTIVE: Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.

The instruments in which the Portfolio invests include:

•	marketable obligations of, or guaranteed as to the timely payment of principal and interest by, the U.S. Government, its agencies or instrumentalities;

•	certificates of deposit, bankers’ acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by:

(a) domestic banks (including their foreign branches) or savings and loan associations having total assets of more than $1 billion and which are FDIC members in the case of banks, or insured by the FDIC, in the case of savings and loan associations; or

(b) foreign banks (either by their foreign or U.S. branches) having total assets of at least $5 billion and having an issue of either (i) commercial paper rated at least A-1 by Standard & Poor’s (“S&P”) or Prime-1 by Moody’s Investor Services, Inc. (“Moody’s”) or (ii) long term debt rated at least AA by S&P or Aa by Moody’s;

•

commercial paper (rated at least A-1 by S&P or Prime-1 by Moody’s or, if not rated, issued by domestic or foreign companies having outstanding debt securities rated at least AA by S&P or Aa by Moody’s) and participation interests in loans extended by banks to such companies;

•	mortgage-backed and asset-backed securities that have remaining maturities of less than one year;

•

corporate debt obligations with remaining maturities of less than one year, rated at least AA by S&P or Aa by Moody’s, as well as corporate debt obligations rated at least A by S&P or Moody’s, provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody’s;

•	floating rate or master demand notes; and

•	repurchase agreements covering securities in which the Portfolio may invest.

If the Adviser believes a security held by the Portfolio is no longer deemed to present minimal credit risk, the Portfolio will dispose of the security as soon as practicable unless the Board of Trustees determines that such action would not be in the best interest of the Portfolio.

Purchases of securities that are unrated must be ratified by the Board of Trustees. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Portfolio seeks to minimize the effect of such fluctuations by investing only in instruments with a remaining maturity of 397 calendar days or less at the time of investment. Time deposits with maturities greater than seven days are considered to be illiquid securities.

The Portfolio may make use of various other investment strategies, including investing up to 20% of its total assets in U.S. dollar-denominated money market instruments of foreign branches of foreign banks. Normally, the Portfolio invests at least 25% of its net assets in bank obligations.

THE PRINCIPAL RISKS

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Banking Industry Sector Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

•	Money Market Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns on three-month U.S. Treasury bills. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to June 10, 2005.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Money Market Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Money Market Portfolio whose inception date is July 13, 1981, and the performance results of

EQ Advisors Trust	About the investment portfolios	109

Fixed Income Portfolios (continued)

the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
1.52% (2000 3rd Quarter)	0.08% (2003 4th Quarter)
The Portfolio’s 7-day yield for the quarter ended December 31, 2007 was 4.15% and the effective yield was 4.24%.

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Money Market Portfolio — Class IB Shares	4.71%	2.61%	3.35%
3-Month Treasury Bill†	5.03%	3.07%	3.77%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Money Market Portfolio	Class IB Shares
Management Fee	0.32%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.70%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$72
3 Years	$224
5 Years	$390
10 Years	$871

WHO MANAGES THE PORTFOLIO

The Dreyfus Corporation (“Dreyfus”), 200 Park Avenue, New York, New York 10106, is the Adviser to the Portfolio. Dreyfus was founded in 1951 and currently manages approximately 200 mutual fund portfolios. As of December 31, 2007, Dreyfus had approximately $263 billion in assets under management.

110	About the investment portfolios	EQ Advisors Trust

EQ/PIMCO Real Return Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve maximum real return consistent with preservation of real capital and prudent investment management.

THE INVESTMENT STRATEGY

The Portfolio invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities, also known as “junk bonds” and, for purposes of this Portfolio, junk bonds are rated B or higher by Moody’s Investor Services, Inc., Standard & Poor’s Corporation or Fitch, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

The Portfolio may also invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio also may invest in securities of issuers located in emerging markets. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 10% of the Portfolio’s total assets. The Portfolio may also invest, to a limited extent, in loan participations. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities. The Portfolio, may without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

Futures and Options Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bonds or Lower Rated Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Leveraging Risk

•	Liquidity Risk

•	Loan Participation and Assignments Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because the Portfolio was advised using a different investment objective and investment strategy prior to May 1, 2005.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Total Return Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using an investment objective and strategy, which differ from those used by the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Total Return Portfolio whose inception date is January 24, 2002, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ Advisors Trust	About the investment portfolios	111

Fixed Income Portfolios (continued)

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
5.91% (2007 4th Quarter)	–2.36% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/PIMCO Real Return Portfolio — Class IB Shares	11.43%	4.54%	5.02%
Lehman Brothers U.S. Tips Index†	11.64%	6.27%	7.93%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/PIMCO Real Return Portfolio	Class IB Shares
Management Fee	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	0.94%
Less Fee Waiver/Expense Reimbursement*	–0.04%
Net Annual Portfolio Operating Expenses	0.90%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$92
3 Years	$296
5 Years	$516
10 Years	$1,151

WHO MANAGES THE PORTFOLIO

Pacific Investment Management Company, LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, is the Adviser to the Portfolio. PIMCO has provided investment counseling since 1971. As of December 31, 2007, assets under management were $746.3 billion.

Mihir Worah, Executive Vice President, is responsible for the day-to-day management of the Portfolio. Mr. Worah is also a portfolio manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team and has been a Portfolio Manager since 2005.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

112	About the investment portfolios	EQ Advisors Trust

EQ/Short Duration Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve current income with reduced volatility of principal.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds and other debt securities. These securities include U.S. Government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, asset-backed securities and mortgage related securities.

The Portfolio intends to invest only in investment grade fixed income securities and seeks to maintain a minimum average credit quality rating of “A” by Moody’s Investor Services, Inc. or Standard & Poor’s Corporation in its portfolio. The Portfolio will focus primarily on U.S. securities but may invest up to 20% of its total assets in U.S. dollar denominated fixed income securities of foreign issuers.

The Portfolio seeks to maintain a high level of share price stability by keeping the average duration of the overall portfolio between one year and three years. The Portfolio may invest in securities with effective or final maturities of any length at the time of purchase. It is anticipated that the average effective maturity of the Portfolio will range from one to four years. The Portfolio may adjust its holdings based on actual or anticipated changes in interest rates or credit quality. The Portfolio may also engage in risk management techniques, including, to a limited extent, futures contracts, swap agreements and other derivatives, in seeking to increase share price stability, increase income and otherwise manage the Portfolio’s exposure to investment risks.

In choosing investments, the Adviser searches for the best values on securities that meet the Portfolio’s credit and maturity requirements. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to October 1, 2006.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Short Duration Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Short Duration Portfolio whose inception date is May 1, 2003, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
1.89% (2006 3rd Quarter)	–0.79% (2004 2nd Quarter)

EQ Advisors Trust	About the investment portfolios	113

Fixed Income Portfolios (continued)

Average Annual Total Returns
	One Year	Since Inception
EQ/Short Duration Bond Portfolio — Class IB Shares	5.28%	2.87%
Lehman Brothers 1-3 year Government Credit Index†	6.83%	3.33%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Short Duration Bond Portfolio	Class IB Shares
Management Fee	0.43%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.83%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses	0.83%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.85% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$85
3 Years	$265
5 Years	$460
10 Years	$1,025

WHO MANAGES THE PORTFOLIO

BlackRock Financial Management, Inc. (“BlackRock Financial”), 40 East 52nd Street, New York, New York 10022. BlackRock Financial, together with its investment management affiliates, is one of the world’s largest asset management firms. As of December 31, 2007, BlackRock Financial and its affiliates had approximately $1.3 trillion in assets under management.

The management of and investment decisions for the EQ/Short Duration Bond Portfolio are made by Scott Amero, Todd Kopstein and Stuart Spodek.

Scott Amero is a Vice Chairman and BlackRock’s Global Chief Investment Officer for Fixed Income since December 2007. Mr. Amero also serves as and co-head of the Fixed Income Portfolio Management Group for more than ten years. Prior thereto he was a Managing Director since 1990. He is a member of BlackRock’s Executive, Operating and Management committees and Chairman of its Fixed Income Investment Strategy Group. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in fixed income securities.

Todd Kopstein, Managing Director since 2003, is a member of the Investment Strategy Group and his primary responsibility is managing total return portfolios, with a sector emphasis on short duration securities. Mr. Kopstein joined BlackRock in 1994 as an analyst and has been a member of the Investment Strategy Group since 1998.

Stuart Spodek, Managing Director since 2002 and co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments, and implementing yield curve strategy across global portfolios. Mr. Spodek joined BlackRock in 1993 as an analyst in BlackRock’s Portfolio Management Group and became a portfolio manager in 1995.

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The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

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2. More information on risks and benchmarks

Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different risks. Some of the risks, including principal risks, of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio’s investment results.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose value.

General Investment Risks: Each Portfolio is subject to the following risks:

Adviser Selection Risk: The risk that AXA Equitable’s process for selecting or replacing an Adviser and its decision to select or replace an Adviser does not produce the intended results.

Asset Class Risk: There is the risk that the returns from the types of securities in which a Portfolio or portion thereof invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Portfolio Management Risk: The risk that strategies used by the Manager or the Advisers and their securities selections fail to produce the intended results.

Securities Lending Risk: For purposes of realizing additional income, each Portfolio or portion thereof may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities, possible loss of rights in the collateral should the borrower fail financially or a decline in the value of the collateral held by a Portfolio or portion thereof. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser or Manager, as applicable, the consideration to be earned from such loans would justify the risk.

Security Risk: The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Security Selection Risk: The Manager or the Adviser(s) for each Portfolio or portion thereof, as applicable, selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio or portion thereof may not perform as well as other securities that were not selected for the Portfolio or portion thereof. As a result the Portfolio or portion thereof may underperform other funds with the same objective or in the same asset class.

As indicated in “About the Investment Portfolios — The Principal Risks,” a particular Portfolio may be subject to the following as principal risks. In addition, to the extent a Portfolio invests in a particular type of investment, it will be subject to the risks of such investment as described below:

Banking Industry Sector Risk. To the extent a Portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment.

Convertible Securities Risk: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Portfolio or portion thereof is called for redemption, the Portfolio or portion thereof will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the Portfolios in convertible debt securities are not subject to any ratings restrictions, although each Adviser will consider such ratings, and any changes in such ratings, in its determination of whether a Portfolio should invest and/or continue to hold the securities.

Derivatives Risk: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio’s or portion thereof’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a

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significant impact on a Portfolio’s or portion thereof’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio or portion thereof also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio or portion thereof uses a derivative security for purposes other than as a hedge, that Portfolio or portion thereof is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk: To the extent a Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Distressed Companies Risk: Debt obligations of distressed companies typically are unrated, lower-rated or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Equity Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

Exchange Traded Funds Risk: When a Portfolio or portion thereof invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, when a Portfolio or portion thereof invests in an ETF, it is subject to the risks associated with the underlying securities in which that ETF invests. ETFs may also change their investment objectives or policies without the approval of the Portfolio or portion thereof. If that were to occur, the Portfolio or portion thereof might be forced to withdraw its investment from the ETF at a time and price that is unfavorable to the Portfolio or portion thereof. Most ETFs are not actively managed. An ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. It is possible for an ETF to miss out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments. In addition, ETFs do not change their investment strategies to respond to changes in the economy. This means that an ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of an ETF may not produce the intended results. Moreover, there is the risk that an ETF may value certain securities at a higher price than it can sell them for. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio or portion thereof that invests in such an ETF could be adversely impacted.

Financial Services Sector Risk. To the extent a Portfolio invests in the financial services sector, the value of a Portfolio’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing in a diversified portfolio of securities.

Fixed Income Risk: To the extent that any of the Portfolios invest a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. The risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. In addition, the principal on asset-backed securities may be prepaid at any time, which will reduce the yield and market value. When interest rates are declining, there are usually more prepayments of loans as borrowers are motivated to pay off debt and refinance at new lower rates, which will shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore, usually be at a lower

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interest rate than the original investment, lowering the Portfolio’s yield. Prepayments also vary based on, among other factors, general economic conditions and other demographic conditions.

If a Portfolio purchases asset-backed securities that are “subordinated” to other interests in the same pool of assets, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. In addition, instability in the markets for asset-backed securities may affect the liquidity of such securities, which means that a Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Credit Risk: The actual or perceived reduction in the creditworthiness of debt issuers generally will have adverse effects on the values of their debt securities. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio’s transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio. Credit risk is particularly significant for the Portfolios that may invest a material portion of their assets in “junk bonds” or lower-rated securities.

Interest Rate Risk: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

Investment Grade Securities Risk: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Junk Bonds or Lower Rated Securities Risk: Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s net asset value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. “Junk Bonds” may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of the Portfolio’s assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell its junk bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Portfolio expenses can be spread and possibly reducing the Portfolio’s rate of return.

Mortgage-Backed Securities Risk: The risk that the principal on mortgage-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, the risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. The early retirement of particular classes or series of a collateralized mortgage obligation held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

If a Portfolio purchases mortgage-backed securities that are “subordinated” to other interests in the same mortgage pool, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s

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ability to make payments of principal or interest to the Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan. As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. In addition, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner. Moreover, instability in the markets for mortgage-backed securities may affect the liquidity of such securities, which means that a Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Focused Portfolio Risk: Portfolios or portions thereof that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s or portion’s net asset value.

Foreign Securities Risk: A Portfolio’s or portion thereof’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect a Portfolio’s or portion’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio’s or portion’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. A Portfolio or portion thereof may be subject to the following risks associated with investing in foreign securities:

Currency Risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio’s or portion thereof’s investment in securities denominated in a foreign currency or may widen existing losses.

Depositary Receipts: A Portfolio or portion thereof may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (“GDRs”) (issued throughout the world) each evidence a similar ownership arrangement. A Portfolio or portion thereof may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio or portion thereof investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Geographic Risk: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

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Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s or portion thereof’s foreign investments.

Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Settlement Risk: Settlement and clearance procedures in certain foreign markets differ significantly form those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio or portion thereof to carry out transactions. If a Portfolio or portion thereof cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio or portion thereof cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio or portion thereof could be liable for any losses incurred.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Growth Investing Risk: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

Index-Fund Risk: The EQ/Bond Index, EQ/Equity 500 Index, EQ/Small Company Index Portfolios and the Index Allocated Portions of the PLUS Portfolios invest in the securities included in the relevant index or substantially identical securities regardless of market trends. These Portfolios and the Index Allocated Portions of the PLUS Portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

Initial Public Offering (“IPO”) Risk: A Portfolio that purchases securities issued in an IPO is subject to the risk that the value of the securities may rise or fall more rapidly than other investments. Prior to an IPO, there is generally no public market for an issuer’s common stock. There can be no assurance that an active trading market will develop or be sustained following the IPO, therefore, the market price for the securities may be subject to significant fluctuations and a Portfolio may be affected by such fluctuations. In addition, securities issued in an IPO are often issued by a company that may be in the early stages of development with a history of little or no revenues and such company may operate at a loss following the offering. A Portfolio’s ability to obtain shares of an IPO security may be substantially limited in the event of high demand for the securities and there is no guarantee that the Portfolio will receive an allocation of shares. To the extent a Portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on Portfolios with small asset bases. There is no guarantee that as those Portfolios’ assets grow they will continue to experience substantially similar performance by investing in IPOs.

Investment Company Securities Risk: A Portfolio may invest in investment company securities as permitted by the 1940 Act. Investment company securities are securities of other open-end or closed-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the Portfolio level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk: When a Portfolio borrows money or otherwise leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Liquidity Risk: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A

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Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

Loan Participation and Assignments Risk. A Portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that a Portfolio could be held liable as a co-lender.

Money Market Risk: Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of the EQ/Money Market Portfolio’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio’s yield. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

Multiple Adviser Risk. The MarketPLUS Portfolios employ more than one Adviser. Each Adviser independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser manages its allocated portion of the Portfolio independently from another Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when an Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire portfolio.

Non-Diversification Risk: The EQ/GAMCO Mergers and Acquisitions Portfolio, the EQ/Legg Mason Value Equity Portfolio, the EQ/Marsico Focus Portfolio and the EQ/Van Kampen Real Estate Portfolio are classified as “non-diversified” investment companies, which means that the proportion of each Portfolio’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of each non-diversified Portfolio’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of each such Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of such a Portfolio’s investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which such a Portfolio invests perform poorly, the Portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

Portfolio Turnover Risk: The Portfolios and portions thereof do not restrict the frequency of trading to limit expenses. The Portfolios and portions thereof may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio or portion thereof and its shareholders, which would reduce investment returns.

Real Estate Investing Risk: Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and a Portfolio or portion thereof indirectly bears REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income.

Short Sales Risk: A Portfolio may sell a security short by borrowing it from a third party and selling it at the then-current market price. A Portfolio is then obligated to buy the security on a later date so it can be returned to the lender. Short sales, therefore, involve the risk that the Portfolio will incur a loss by subsequently buying a security at a higher price than the price at which the Portfolio previously sold the security short. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Portfolio’s potential loss on a long position arises from decreases in the value of the security and, therefore, such loss is limited by the fact that a security’s value cannot drop below zero.

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Small-Cap and/or Mid-Cap Company Risk: A Portfolio’s or portion thereof’s investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization.

Special Situations Risk: A Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, consolidations, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, liquidation, restructuring or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Portfolio would lose money. It is also possible that an Adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio’s holding period. A Portfolio’s return also could be adversely impacted to the extent that an Adviser’s strategies fail to identify companies for investment by the Portfolio that become the subject of a merger or similar transaction that results in an increase in the value of the securities of those companies. Moreover, publicly announced mergers and similar types of transactions may be renegotiated or terminated, in which case a Portfolio may lose money. In addition, if a transaction takes longer time to close than an Adviser originally anticipated, a Portfolio may realize a lower-than-expected rate of return.

Unseasoned Companies Risk: These are companies that have been in operation less than three years, including operations of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Value Investing Risk: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

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Benchmarks

The performance of each of the Trust’s Portfolios as shown in the section “About the Investment Portfolios” is compared to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolios’ annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Lehman Brothers U.S. Aggregate Bond Index (“Lehman Aggregate Bond Index”) covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Aggregate Bond Index, a bond must have at least one year remaining to final maturity, rated Baa3 or better by Moody’s, have a fixed coupon rate, and be U.S. dollar denominated.

Lehman Brothers Intermediate Government Bond Index is an unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

Lehman Brothers Long Government/Credit Bond Index is an unmanaged benchmark representing the long-term, investment-grade U.S. bond market.

Lehman Brothers U.S. Tips Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities Market.

Lehman Brothers 1-3 Year Government Credit Index is an unmanaged index that represents all U.S. Treasury and agency securities with maturities ranging from 1-3 years.

Merrill Lynch Global Broad Market Index is an unmanaged index that tracks the performance of investment grade public debt issued in the major domestic and eurobond markets, including “global” bonds, but excluding the U.S. dollar-denominated securities.

MSCI EAFE® Index (Europe, Australasia, Far East) contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International (“MSCI”) to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the MSCI EAFE Index, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the MSCI EAFE. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader MSCI EAFE index. The MSCI EAFE Index returns assume dividends are reinvested net of withholding taxes and do not reflect any fees or expenses.

MSCI EAFE Growth Index is an unmanaged index comprised of 21 MSCI country indices representing stocks from companies in developed markets outside of North America (i.e. Europe, Australasia and the Far East) having growth investment style characteristics.

MSCI EMF (Emerging Markets Free) Gross Dividend IndexSM (“MSCI EMF”) is a market capitalization weighted equity index composed of companies that are representative of the market structure of the following 25 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. “Free” MSCI indices exclude those shares not purchasable by foreign investors.

MSCI ACW (All Country World) Index ex. U.S. Growth is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 22 developed markets (excluding the U.S.) and 25 emerging markets, and has growth style characteristics.

Russell 3000® Index (“Russell 3000”) is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 3000® Growth Index is an unmanaged index that measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index (“Russell 1000”) is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000, and represents approximately 90% of the total market capitalization of the Russell 3000.

Russell 1000® Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

Russell 2000® Index (“Russell 2000”) is an unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 10% of the total market capitalization of the Russell 3000.

Russell 2000® Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

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Russell 2500™ Index (“Russell 2500”) is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000, which represents approximately 20% of the total market capitalization of the Russell 3000.

Russell 2500™ Growth Index is an unmanaged index which measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2500™ Value Index is an unmanaged index which measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Index (“Russell Mid Cap”) is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000, which represents about 31% of the total market capitalization of the Russell 1000.

Russell Midcap® Growth Index is an unmanaged index that measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values.

Standard & Poor’s 500 Composite Stock Index (referred to here in as “Standard & Poor’s 500 Index” or “S&P 500 Index”) is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representative of the larger capitalization portion of the United States stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index”) is an unmanaged weighted index of 400 domestic stocks chosen for market size (general median market capitalization range of $1.5 billion to $5.5 billion), liquidity, and industry group representation. The S&P MidCap 400 Index returns reflect the reinvestment of dividends.

3-Month Treasury Bill. A negotiable debt obligation issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

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3. More information on investing in ETFs

Generally, under the 1940 Act, the Portfolios may not acquire shares of another investment company (including ETFs and other registered investment companies) if, immediately after such acquisition, a Portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. Generally, the Portfolios, other than the PLUS Portfolios, do not intend to invest beyond these limits. As noted in the section “About the Investment Portfolios,” each PLUS Portfolio intents to invest a portion of its assets in Underlying ETFs and may invest in Underlying ETFs beyond the limits set forth in the 1940 Act. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the PLUS Portfolios) in excess of the above limits. The PLUS Portfolios’ ability to invest in Underlying ETFs will be severely constrained unless the Underlying ETFs have received such an order from the SEC and the Underlying ETF and the PLUS Portfolios take appropriate steps to comply with certain terms and conditions in such order.

The SEC has issued such an exemptive order to the ETFs in which the PLUS Portfolios may invest (iShares Trust and iShares, Inc.), which permits investment companies (such as the PLUS Portfolios) to invest in such ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions. Under the order, the PLUS Portfolios generally may acquire up to 25% of the assets of an Underlying ETF.

The Manager will waive fees otherwise payable to it by a PLUS Portfolio in an amount at least equal to any compensation (including fees received pursuant to any plan adopted by an Underlying ETF pursuant to Rule 12b-1 under the 1940 Act) received from an Underlying ETF by the Manager, or an affiliated person of the Manager, in connection with the investment by a PLUS Portfolio in the Underlying ETF. With respect to registered separate accounts that invest in a PLUS Portfolio, no sales load will be charged at the Portfolio level or at the Underlying ETF level. Other sales charges and service fees, as defined in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), if any, will only be charged at the Portfolio level or at the Underlying ETF level, not both. With respect to other investments in a PLUS Portfolio, any sales charges and/or service fees charged with respect to shares of a Portfolio will not exceed the limits applicable to funds of funds set forth in Rule 2830 of the Conduct Rules of the FINRA.

To the extent other ETFs obtain similar exemptive relief from the SEC, a PLUS Portfolio may seek to qualify to invest in such other ETFs in excess of the limits set forth in the 1940 Act. If such relief is granted by the SEC, a PLUS Portfolio may invest its assets in any Underlying ETF, subject to certain terms and conditions to be contained in the order granting such relief.

To the extent the limits of the 1940 Act apply to certain Underlying ETFs, such limitations may prevent a PLUS Portfolio from allocating its investments in the manner that the Manager considers optimal. As noted above, each PLUS Portfolio invests a portion of its assets in the Underlying ETFs. Accordingly, the ETF Allocated Portfolio of a PLUS Portfolio’s performance depends upon a favorable allocation among the Underlying ETFs as well as the ability of the Underlying ETFs to generate favorable performance.

General Investment Risks of Underlying ETFs: Each Underlying ETF is subject to the following general risks. Information regarding additional principal risks specific to each Underlying ETF is listed in the following section entitled “Information regarding the underlying ETFs.” Additional information regarding these risks is available in the section entitled “More Information on Risks and Benchmarks” and in the relevant iShares’ Prospectus.

Risks for International ETFs

Asset Class Risk

Concentration Risk

Foreign Securities/Investments Risk

Management Risk

Market Risk

Market Trading Risks

Passive Investments Risk

Secondary Market Trading Risk

Tracking Error Risk

Valuation Risk

Risks for Domestic ETFs

Asset Class Risk

Management Risk

Market Risk

Market Trading Risks

Passive Investments Risk

Secondary Market Trading Risk

Tracking Error Risk

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Information Regarding the Underlying ETFs

Below is a list of the Underlying ETFs in which the EQ/International Core PLUS Portfolio currently may invest. The Underlying ETFs in which the EQ/International Core PLUS Portfolio may invest may be changed from time to time without notice or shareholder approval.

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI Japan Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI Japan Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index

•   Asian Economic Risk

•   Currency Risk

•   Custody Risk

•   Geographic Risk

•   Issuer Risk

•   Lack of Natural Resources Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Security Risk

•   Structural Risks

•   U.S. Economic Risk

iShares® MSCI EAFE Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI EAFE Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The index was developed as an equity benchmark for international stock performance. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Geographic Risk • Non-Diversification Risk • Security Risk
iShares® MSCI EAFE Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI EAFE Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The index is a subset of the MSCI EAFE Index and consists of securities classified by MSCI as most representing the growth style. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Geographic Risk • Growth Securities Risk • Non-Diversification Risk • Security Risk
iShares® MSCI EAFE Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI EAFE Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The index is a subset of the MSCI EAFE Index and consists of securities classified by MSCI as most representing the value style. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Geographic Risk • Non-Diversification Risk • Security Risk • Value Securities Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI Pacific ex-Japan Index Fund	Seeks investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Australia, Hong Kong, New Zealand and Singapore markets, as represented by the MSCI Pacific ex-Japan Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Asian Economic Risk • Currency Risk • Custody Risk • Interdependence Risk • Issuer Risk • Legal Enforcement Risk • Non-Diversification Risk • Reliance on Exports Risk • Security Risk • Trading Risk
iShares® S&P Europe 350 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s Europe 350 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Geographic Risk • Legal Enforcement Risk • Security Risk
iShares® S&P Latin America 40 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s Latin America 40 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Geographic Risk • Legal Enforcement Risk • Non-Diversification Risk • Security Risk
iShares® MSCI Canada Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Canadian market, as represented by the MSCI Canada Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Commodity Exposure Risk • Currency Risk • Custody Risk • Issuer Risk • Legal Enforcement Risk • Non-Diversification Risk • Security Risk • Structural Risks • Trading Risk • U.S. Economic Risk
iShares® MSCI Emerging Markets Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI Emerging Markets Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or in ADRs and GDRs representing such securities. The fund uses a representative sampling strategy to try to track the index.

•   Currency Risk

•   Custody Risk

•   Emerging Markets Risk

•   Geographic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Securities Market Risk

•   Security Risk

•   Structural Risks

•   Trading Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI Hong Kong Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Hong Kong market, as represented by the MSCI Hong Kong Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Asian Economic Risk • Currency Risk • Custody Risk • Issuer Risk • Legal Enforcement Risk • Non-Diversification Risk • Reliance on Exports Risk • Security Risk • Trading Risk • U.S. Economic Risk
iShares® MSCI Singapore Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI Singapore Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Asian Economic Risk

•   Currency Risk

•   Custody Risk

•   Issuer Risk

•   Lack of Natural Resources Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance of Exports Risk

•   Structural Risks

•   Trading Risk

iShares® FTSE/Xinhua China 25 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the FTSE/Xinhua China 25 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Custody Risk • Emerging Markets Risk • Geographic Risk • Legal Enforcement Risk • Non-Diversification Risk
iShares MSCI Australia Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Australian market, as represented by the MSCI Australia Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Asian Economic Risk

•   Commodity Exposure Risk

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Security Risk

•   Trading Risk

•   U.S. Economic Risk

iShares MSCI France Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the French market, as measured by the MSCI France Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Agriculture Risk

•   Reliance on Exports Risk

•   Risk of Uncertainty of European Union Risk

•   Security Risk

•   Structural Risks

•   Trading Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Germany Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the German market, as measured by the MSCI Germany Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Risk of Uncertainty of European Union Risk

•   Security Risk

•   Structural Risks

•   Trading Risk

ishares® MSCI Netherlands Index Fund	Seeks investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Dutch market, as measured by the MSCI Netherlands Investable Market Index.	The Fund will normally invest at least 80% of its assets in the securities of its Underlying index and ADRs based on securities of its Underlying Index. The Fund uses a representative sampling indexing strategy to try to achieve the Fund’s investment objective.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Geographic Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Risk of Uncertainty of European Union Risk

•   Security Risk

•   Structural Risks

•   Trading Risk

iShares MSCI South Africa Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the South African market, as measured by the MSCI South Africa Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Custody Risk • Emerging Markets Risk • Issuer Risk • Legal Enforcement Risk • Non-Diversification Risk • Security Risk • Structural Risks • Trading Risk
iShares MSCI South Korea Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the South Korean market, as measured by the MSCI South Korea Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Asian Economic Risk

•   Currency Risk

•   Custody Risk

•   Emerging Market Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Structural Risks

•   Trading Risk

•   U.S. Economic Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Spain Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Spanish market, as measured by the MSCI Spain Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Risk of Uncertainty of European Union Risk

•   Security Risk

•   Structural Risks

•   Trading Risk

iShares MSCI Taiwan Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI Taiwan Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Asian Economic Risk

•   Currency Risk

•   Custody Risk

•   Emerging Markets Risk

•   Geographic Risk

•   Issuer Risk

•   Lack of Natural Resources Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Security Risk

•   Structural Risks

•   Trading Risk

iShares MSCI United Kingdom Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the British market, as measured by the MSCI United Kingdom Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Structural Risks

•   Trading Risk

•   U.S. Economic Risk

iShares MSCI Brazil Index Fund	The Fund seeks investment results that correspond generally to the price and yield performance of the MSCI Brazil Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The Fund uses a representative sampling indexing strategy to try to track the index.

•   Central and South American Economic Risks

•   Currency Risk

•   Custody Risk

•   Emerging Markets Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Risks of Privatization Results

•   Structural Risks

•   Trading Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Italy Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Italian market, as measured by the MSCI Italy Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to try to track the index.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Risk of Uncertainty of European Union

•   Security Risk

•   Structural Risks

•   Trading Risk

iShares MSCI Mexico Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the Mexican market, as represented by the MSCI Mexico Investable Market Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to manage the Fund.

•   Central and South American Economic Risk

•   Currency Risk

•   Custody Risk

•   Emerging Markets Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Security Risk

•   Structural Risks

•   Trading Risk

•   U.S. Economic Risk

iShares MSCI BRIC Index Fund	The Fund seeks investment results that correspond generally to the price and yield performance of the MSCI BRIC Index.

The fund will invest at least 80% of its assets in securities of its underlying index and in depositary receipts representing such securities. The underlying index is designed to measure the combined equity market performance in Brazil, Russia, India and China.

The Fund uses a representative sampling indexing strategy to try to track the index.

•   Asian Economic Risk

•   Central and South American Regional Economic Risk

•   Commodity Exposure Risk

•   Currency Risk

•   Custody Risk

•   Emerging Markets Risk

•   European Economic Risk

•   Geographic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Risks of Privatization Results

•   Security Risk

•   Structural Risks

•   U.S. Economic Risk

iShares MSCI Austria Index Fund	The Fund seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Austrian market, as represented by the MSCI Austria Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to manage the index.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Risk of Uncertainty of European Union

•   Security Risk

•   Trading Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Belgium Index Fund	The Fund seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Belgian market, as measured by the MSCI Belgium Investable Market Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to manage the index.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Lack of Natural Resources Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Risk of Uncertainty of European Union

•   Security Risk

•   Trading Risk

iShares MSCI Sweden Index Fund	The Fund seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Swedish market, as measured by the MSCI Sweden Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to manage the index.

•   Commodity Exposure Risk

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Security Risk

•   Structural Risk

•   Trading Risk

iShares S&P/TOPIX 150 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s/TOPIX 150 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The underlying index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The fund uses a representative sampling strategy to try to track the index.	• Geographic Risk • Legal Enforcement Risk • Non-Diversification Risk

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in any of the funds listed above.

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Information Regarding the Underlying ETFs (continued)

Below is a list of the Underlying ETFs in which the EQ/Mid Cap Value PLUS Portfolio currently may invest. The Underlying ETFs in which the EQ/Mid Cap Value PLUS Portfolio may invest may be changed from time to time without notice or shareholder approval.

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Morningstar Mid Core Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Mid Core Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk
iShares® Morningstar Mid Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Mid Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Growth Investing Risk • Mid-Cap Company Risk
iShares® Morningstar Mid Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Mid Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk • Value Investing Risk
iShares® Russell Midcap Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell Midcap Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents the 800 smallest companies in the Russell 1000 Index.	• Concentration Risk • Mid-Cap Company Risk
iShares® Russell Midcap Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell Midcap Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 54% of the total market value of the Russell Midcap Index.	• Concentration Risk • Mid-Cap Company Risk • Growth Investing Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Russell Midcap Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell Midcap Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 46% of the total market value of the Russell Midcap Index.	• Concentration Risk • Mid-Cap Company Risk • Value Investing Risk
iShares® S&P MidCap 400 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s MidCap 400 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk
iShares® S&P MidCap 400 Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P MidCap 400/Citigroup Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk • Growth Investing Risk
iShares® S&P MidCap 400 Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P MidCap 400/Citigroup Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk • Value Investing Risk

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in any of the funds listed above.

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Information Regarding the Underlying ETFs (continued)

Below is a list of the Underlying ETFs in which the EQ/Large Cap Growth PLUS Portfolio currently may invest. The Underlying ETFs in which the EQ/Large Cap Growth PLUS Portfolio may invest may be changed from time to time without notice or shareholder approval.

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® NYSE 100 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the NYSE U.S. 100 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the NYSE.	• Concentration Risk
iShares® Russell 1000 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell 1000 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents the approximately 1,000 largest companies in the Russell 3000 Index.
iShares® Russell 1000 Growth Index Fund	Seeks investment returns that correspond generally to the price and yield performance of the Russell 1000 Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 51% of the total market value of the Russell 1000 Index.	• Growth Investing Risk • Non-Diversification Risk
iShares® Russell 1000 Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell 1000 Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 50% of the total market value of the Russell 1000 Index.	• Value Investing Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® S&P 500 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s 500 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index measures the performance of the large-capitalization sector of the U.S. equity market.
iShares® S&P 500 Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P 500/Citigroup Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Growth Investing Risk • Non-Diversification Risk
iShares® S&P 500 Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P 500/Citigroup Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Value Investing Risk
iShares® S&P 100 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s 100 Index.	The fund uses a representative sampling strategy in seeking to track the Index. The index measures the performance of a subset of the S&P 500 Index consisting of blue chip stocks from diverse industries.	• Non-Diversification Risk
iShares® Morningstar Large Core Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Large Core Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Non-Diversification Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares Morningstar Large Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Large Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the index.	• Concentration Risk • Growth Investing Risk • Non-Diversification Risk
iShares Morningstar Large Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Large Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the index.	• Concentration Risk • Non-Diversification Risk • Value Investing Risk

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in any of the funds listed above.

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Information Regarding the Underlying ETFs (continued)

Below is a list of the Underlying ETFs in which the EQ/Large Cap Core PLUS Portfolio currently may invest. The Underlying ETFs in which the EQ/Large Cap Core PLUS Portfolio may invest may be changed from time to time without notice or shareholder approval.

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Morningstar Large Core Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Large Core Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Non-Diversification Risk
iShares® Morningstar Large Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Large Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Non-Diversification Risk • Value Investing Risk
iShares® Morningstar Large Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Large Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Growth Investing Risk • Non-Diversification Risk
iShares® NYSE 100 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the NYSE U.S. 100 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the NYSE.	• Concentration Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Russell 1000 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell 1000 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents the approximately 1,000 largest companies in the Russell 3000 Index.
iShares® Russell 1000 Growth Index Fund	Seeks investment returns that correspond generally to the price and yield performance of the Russell 1000 Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 51% of the total market value of the Russell 1000 Index.	• Growth Investing Risk • Non-Diversification Risk
iShares® Russell 1000 Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell 1000 Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 50% of the total market value of the Russell 1000 Index.	• Value Investing Risk
iShares® S&P 500 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s 500 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index measures the performance of the large-capitalization sector of the U.S. equity market.

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® S&P 500 Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P 500/Citigroup Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Growth Investing Risk • Non-Diversification Risk
iShares® S&P 500 Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P 500/Citigroup Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Value Investing Risk
iShares® S&P 100 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s 100 Index.	The fund uses a representative sampling strategy in seeking to track the Index. The index measures the performance of a subset of the S&P 500 Index consisting of blue chip stocks from diverse industries.	• Non-Diversification Risk

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in any of the funds listed above.

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4. Management of the Trust

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section “About the Investment Portfolios.”

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among sixty-four (64) Portfolios, each of which has authorized Class IA and Class IB shares. This Prospectus describes the Class IB shares of forty-six (46) Portfolios. Each Portfolio has its own objective, investment strategies and risks, which have been previously described in this Prospectus.

The Manager

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios. With respect to the PLUS Portfolios, the Manager is responsible for, among other things, determining the asset allocation range for the Portfolios, selecting and monitoring the Advisers for the Portfolios, advising the ETF Allocated Portions of the Portfolios (including selecting Underlying ETFs in which the Portfolios invest) and ensuring that asset allocations are consistent with the guidelines that have been approved by the Board. With respect to the Trust’s other Portfolios, the Manager’s management responsibilities include the selection and monitoring of Advisers for the Portfolios.

The Manager plays an active role in monitoring each Portfolio (or portion thereof) and Adviser and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser’s portfolio management team to determine whether its investment activities remain consistent with the Portfolios’ or portion thereof’s investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser’s overall business. The Manager monitors continuity in the Adviser’s operations and changes in investment personnel and senior management. The Manager performs due diligence reviews with each Adviser no less frequently than annually.

The Manager obtains detailed, comprehensive information concerning Portfolio (or portion thereof) and Adviser performance and Portfolio (or portion thereof) operations that is used to supervise and monitor the Advisers and the Portfolio (or portion thereof) operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio (or portion thereof) performance is measured.

The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios (or portions thereof). The Manager may appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Trust’s Board of Trustees. The Manager also may allocate a Portfolio’s assets to additional Advisers subject to the approval of the Trust’s Board of Trustees and has discretion to allocate each Portfolio’s assets among a Portfolio’s current Advisers. The Manager recommends Advisers for each Portfolio to the Trust’s Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers.

The Manager has received an exemptive order from the SEC to permit it and the Trust’s Board of Trustees to appoint, dismiss and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust’s Board of Trustees, to appoint, dismiss and replace Advisers and to amend advisory agreements without obtaining shareholder approval. If a new Adviser is retained for a Portfolio, shareholders will receive notice of such action. However, the Manager may not enter into an advisory agreement with an Affiliated Adviser, such as AllianceBernstein L.P., unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio’s shareholders.

Management Fees

Each Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio’s average daily net assets) that the Manager received in 2007 for managing each of the Portfolios included in the table and the rate of the management fees waived by the Manager in 2007 in accordance with the provisions of the Expense Limitation Agreement, as defined below, between the Manager and the Trust with respect to certain of the Portfolios.

Management Fees Paid by the Portfolios in 2007

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/AllianceBernstein Common Stock	0.47%	N/A
EQ/AllianceBernstein Intermediate Government Securities	0.50%	N/A
EQ/AllianceBernstein International	0.71%	0.04%

EQ Advisors Trust	Management of the Trust	141

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/AllianceBernstein Small Cap Growth	0.74%	N/A
EQ/BlackRock Basic Value Equity	0.55%	0.00%
EQ/BlackRock International Value	0.81%	0.00%
EQ/Boston Advisors Equity Income	0.75%	0.09%
EQ/Bond Index	0.35%	0.25%
EQ/Capital Guardian Growth	0.65%	0.09%
EQ/Capital Guardian Research	0.63%	0.06%
EQ/Davis New York Venture	0.85%	0.00%
EQ/Equity 500 Index	0.25%	N/A
EQ/Evergreen International Bond	0.70%	0.00%
EQ/Evergreen Omega	0.65%	0.00%
EQ/FI Mid Cap	0.68%	0.06%
EQ/Franklin Income	0.90%	0.00%
EQ/Franklin Small Cap Value	0.90%	0.03%
EQ/GAMCO Mergers and Acquisitions	0.90%	0.00%
EQ/GAMCO Small Company Value	0.76%	0.00%
EQ/International Core PLUS	0.60%	0.05%
EQ/International Growth	0.85%	0.00%
EQ/JPMorgan Core Bond	0.43%	0.00%
EQ/JPMorgan Value Opportunities	0.60%	0.04%
EQ/Large Cap Core PLUS	0.50%	0.05%
EQ/Large Cap Growth PLUS	0.50%	0.04%
EQ/Legg Mason Value Equity	0.65%	0.07%
EQ/Long Term Bond	0.40%	0.00%
EQ/Lord Abbett Growth and Income	0.65%	0.06%
EQ/Lord Abbett Large Cap Core	0.65%	0.11%
EQ/Marsico Focus	0.85%	0.08%
EQ/Mid Cap Value PLUS	0.55%	0.04%
EQ/Money Market	0.32%	N/A
EQ/Mutual Shares	0.90%	0.06%
EQ/Oppenheimer Global	0.95%	0.36%
EQ/Oppenheimer Main Street Opportunity	0.85%	0.25%
EQ/Oppenheimer Main Street Small Cap	0.90%	0.33%
EQ/PIMCO Real Return	0.55%	0.04%
EQ/Short Duration Bond	0.43%	0.00%
EQ/Small Company Index	0.25%	0.00%
EQ/T. Rowe Price Growth Stock	0.79%	0.03%
EQ/Templeton Growth	0.95%	0.05%
EQ/UBS Growth and Income	0.75%	0.11%
EQ/Van Kampen Comstock	0.65%	0.05%
EQ/Van Kampen Emerging Markets Equity	1.11%	0.00%
EQ/Van Kampen Mid Cap Growth	0.70%	0.05%

The following Portfolio has not operated for a full fiscal year. The table below sets forth its annual contractual management fee rate (as a percentage of average daily net assets).

Portfolios	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Van Kampen Real Estate Portfolio	0.900%	0.850%	0.825%	0.800%	0.775%

The Advisers are paid by the Manager. Changes to the advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by the Manager, without shareholder approval.

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, each Portfolio, except the PLUS Portfolios, pays AXA Equitable an annual fee of $30,000 plus its proportionate share of an asset-based administration fee for the Trust (excluding certain Portfolio’s noted below). The Trust’s asset-based administration fee is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets (exclusive of certain Portfolios noted below), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. The excluded Portfolios are: All Asset Allocation Portfolio, EQ/Franklin Templeton Founding Strategy Portfolio, the Crossings Allocation Portfolios and the PLUS Portfolios. Each PLUS Portfolio pays AXA Equitable an annual fee of 0.15% of each Portfolio’s average daily net assets, plus $35,000 and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style).

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreements with AXA Equitable and the investment advisory agreements with the Advisers with respect to the Portfolios (except as noted below) is available in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2007. A discussion of the basis for the decision by the Trust’s Board of Trustees to approve and the investment advisory agreement with Mellon Equity Associates LLC with respect to each of the MarketPLUS Portfolios, the advisory agreement with Wentworth Hauser and Violich, Inc. with respect to the EQ/International Core PLUS Portfolio, the advisory agreement with Wellington Management Company, LLP with respect to the EQ/Mid Cap Value PLUS Portfolio, the advisory agreement with Marsico Capital Management LLC with respect to the EQ/Large Cap Growth PLUS Portfolio, the advisory agreement with Institutional Capital Corporation LLC with respect to the EQ/Large Cap Core PLUS Portfolio and the investment advisory agreement with T. Rowe Price Associates, Inc. with respect to the EQ/T. Rowe Price Growth Stock Portfolio is available in the Trust’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2007. A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreement with AXA Equitable with respect to the EQ/Davis New York Venture Portfolio, EQ/Franklin

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Income Portfolio, EQ/Franklin Small Cap Value Portfolio, EQ/Mutual Shares Portfolio, EQ/Oppenheimer Global Portfolio, EQ/Oppenheimer Main Street Opportunity Portfolio, EQ/Oppenheimer Main Street Small Cap Portfolio, EQ/Templeton Growth Portfolio and EQ/Van Kampen Real Estate Portfolio and the investment advisory agreement with Davis Selected Advisers. L.P. with respect to the EQ/Davis New York Venture Portfolio, the investment advisory agreement with Franklin Advisers, Inc. with respect to the EQ/Franklin Income Portfolio, the investment advisory agreement with Franklin Advisory Services, LLC with respect to the EQ/Franklin Small Cap Value Portfolio, the investment advisory agreement with Franklin Mutual Advisers, LLC with respect to the EQ/Mutual Shares Portfolio, the investment advisory agreement with OppenheimerFunds, Inc. with respect to the EQ/Oppenheimer Global, EQ/Oppenheimer Main Street Opportunity and EQ/Oppenheimer Main Street Small Cap Portfolios and the investment advisory agreement with Templeton Global Advisors Limited with respect to the EQ/Templeton Growth Portfolio is available in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2006.

Expense Limitation Agreement

In the interest of limiting through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of each Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolios listed below so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, fees and expenses of other investment companies in which a Portfolio invests, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) do not exceed the following respective expense ratios:

Expense Limitation Provisions

Total Expenses Limited to (% of daily net assets)
Portfolios	Class IB Shares
EQ/AllianceBernstein International	1.10%
EQ/Bond Index	0.70%
EQ/BlackRock Basic Value Equity†	0.95%
EQ/BlackRock International Value†	1.25%
EQ/Boston Advisors Equity Income	1.05%
EQ/Capital Guardian Growth†	0.95%
EQ/Capital Guardian Research	0.95%
EQ/Davis New York Venture	1.30%
EQ/Evergreen International Bond	1.15%
EQ/Evergreen Omega†	1.15%
EQ/FI Mid Cap	1.00%

Total Expenses Limited to (% of daily net assets)
Portfolios	Class IB Shares
EQ/Franklin Income	1.30%
EQ/Franklin Small Cap Value	1.30%
EQ/GAMCO Mergers and Acquisitions	1.45%
EQ/GAMCO Small Company Value	1.30%
EQ/International Core PLUS	1.10%
EQ/International Growth	1.55%
EQ/JPMorgan Core Bond†	0.85%
EQ/JPMorgan Value Opportunities†	0.95%
EQ/Large Cap Core PLUS†	0.95%
EQ/Large Cap Growth PLUS	0.95%
EQ/Legg Mason Value Equity	1.00%
EQ/Long Term Bond	1.00%
EQ/Lord Abbett Growth and Income	1.00%
EQ/Lord Abbett Large Cap Core	1.00%
EQ/Marsico Focus	1.15%
EQ/Mid Cap Value PLUS†	1.00%
EQ/Mutual Shares	1.30%
EQ/Oppenheimer Global	1.35%
EQ/Oppenheimer Main Street Opportunity	1.30%
EQ/Oppenheimer Main Street Small Cap	1.30%
EQ/PIMCO Real Return	0.90%
EQ/Short Duration Bond	0.85%
EQ/Small Company Index†	0.85%
EQ/T.Rowe Price Growth Stock	1.15%
EQ/Templeton Growth	1.35%
EQ/UBS Growth and Income	1.05%
EQ/Van Kampen Comstock	1.00%
EQ/Van Kampen Emerging Markets Equity†	1.80%
EQ/Van Kampen MidCap Growth	1.05%
EQ/Van Kampen Real Estate	1.26%
*	Reflects contractual limitations by the Manager to waive and/or bear certain expenses, excluding dividends and interest on securities sold short.

The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years (or five years for certain Portfolios, as indicated by a “†” in the above table) of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Portfolio will be charged such lower expenses.

Legal Proceedings Relating to the Advisers

AllianceBernstein L.P.

Material Litigation and Regulatory Matters

All aspects of AllianceBernstein L.P.’s (“AllianceBernstein” and “the firm”) business are subject to various federal and state laws and regulations, and to laws in foreign countries in which AllianceBernstein’s subsidiaries conduct business. Accordingly, from time to time, regulators

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contact AllianceBernstein seeking information concerning the firm and its business activities. At any given time, AllianceBernstein is also a party to civil lawsuits.

Please see below for details on current material litigation against AllianceBernstein and material regulatory matters involving AllianceBernstein:

Pending Litigation

1. Market Timing Litigation.  On October 2, 2003, a complaint (Hindo v. Alliance Capital Management L.P., et al.) was filed in federal court in New York alleging that AllianceBernstein and numerous other defendants entered into agreements under which certain parties were permitted to engage in “late trading” and “market timing” transactions in certain firm-sponsored mutual funds in violation of the Securities Act of 1933 (“Securities Act”), the Securities Exchange Act of 1934 (“Exchange Act”) and the Investment Advisers Act of 1940. Hindo further alleges that the prospectuses for certain of these funds were false and misleading. Numerous additional lawsuits making factual allegations generally similar to those in Hindo were later filed in federal and state court, including a lawsuit by the State of West Virginia. In February 2004, all of the pending actions were transferred to the United States District Court for the District of Maryland. In September 2004, plaintiffs filed consolidated amended class action complaints with respect to four types of claim against the firm and other defendants — mutual fund shareholder claims, mutual fund derivative claims, ERISA claims by participants in the firm’s profit sharing plan, and derivative claims brought on behalf of AllianceBernstein Holding L.P. In general terms, these lawsuits allege facts similar to those in the Hindo complaint, and assert claims under the Securities Act and Exchange Act, as well as claims under the 1940 Act, the Employee Retirement Income Security Act of 1974 and common law. They seek unspecified damages. AllianceBernstein has moved to dismiss the consolidated complaints.

On April 21, 2006, the firm and attorneys for plaintiffs entered into a confidential memorandum of understanding containing their agreement to settle the claims in the mutual fund shareholder, mutual fund derivative and ERISA actions. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. AllianceBernstein and the other defendants in these actions continue to vigorously defend against any remaining and/or unsettled claims.

* * *

At the present time, AllianceBernstein is unable to predict the outcome or estimate a possible loss or range of loss in respect of the foregoing matters because of the inherent uncertainty regarding the outcome of complex litigation.

With respect to all significant litigation matters, AllianceBernstein conducts a probability assessment of the likelihood of a negative outcome. If the likelihood of a negative outcome is probable, and the amount of the loss can be reasonably estimated, AllianceBernstein records an estimated loss for the expected outcome of the litigation as required by Statement of Financial Accounting Standards No. 5 (“SFAS No. 5”), “Accounting for Contingencies”, and Financial Accounting Standards Board (“FASB”) Interpretation No. 14, “Reasonable Estimation of the Amount of a Loss — an interpretation of FASB Statement No. 5”.

If the likelihood of a negative outcome is reasonably possible and AllianceBernstein is able to indicate an estimate of the possible loss or range of loss, AllianceBernstein discloses that fact together with the estimate of the possible loss or range of loss. However, it is difficult to predict the outcome or estimate a possible loss or range of loss because litigation is subject to significant uncertainties, particularly when plaintiffs allege substantial or indeterminate damages, or when the litigation is highly complex or broad in scope.

Pending Regulatory Matters

1. Mutual Fund Trading Matters.  Certain regulatory authorities, including the SEC and the Office of the New York State Attorney General (“NYAG”), are investigating practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares and have requested that the firm provide information to them. Our firm has cooperated and will continue to cooperate with all of these authorities.

On December 18, 2003, the firm reached terms with the SEC for the resolution of regulatory claims against Alliance Capital Management L.P. with respect to market timing. The SEC Order reflecting the agreement found that the firm maintained relationships with certain investors who were permitted to engage in market timing trades in certain domestic mutual funds sponsored by the firm in return for or in connection with making investments (which were not actively traded) in other firm products, including hedge funds and mutual funds, for which it receives advisory fees (“Market Timing Relationships”). The Order also stated that the SEC determined to accept an Offer of Settlement submitted by Alliance Capital Management L.P. The firm concurrently reached an agreement in principle with the NYAG which was subject to final, definitive documentation. That documentation, titled the Assurance of Discontinuance, is dated September 1, 2004.

Under both the SEC Order and the NYAG agreement, the firm must establish a $250 million fund to compensate fund shareholders for the adverse effect of market timing. Of the $250 million fund, the Agreements characterize $150 million as disgorgement and $100 million as a penalty. The Agreement with the NYAG requires a weighted average reduction in fees of 20% with respect to investment advisory agreements with AllianceBernstein-sponsored U.S. long-term open-end retail mutual funds for a minimum of five years, which commenced January 1, 2004. The terms of the agreements also call for the formation of certain compliance and ethics committees and the election of independent chairman to mutual fund boards, among other things.

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On February 10, 2004, AllianceBernstein received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia’s Office of the State Auditor, Securities Commission (“West Virginia Securities Commission”) (together, the “Information Requests”). Both Information Requests require AllianceBernstein to produce documents concerning, among other things, any market timing or late trading in our sponsored mutual funds. AllianceBernstein responded to the Information Requests and are cooperating fully with the investigation.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a “Summary Order to Cease and Desist, and Notice of Right to Hearing” addressed to Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. The Summary Order claims that the firms violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Hindo Complaint. On January 25, 2006, AllianceBernstein and several unaffiliated firms filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court, seeking to vacate the Summary Order and for other relief. The court denied the writ and in September 2006 the Supreme Court of Appeals declined our petition for appeal. On September 22, 2006, AllianceBernstein filed an answer and motion to dismiss the Summary Order with the Securities Commissioner. AllianceBernstein intends to vigorously defend against the allegations in the Summary Order.

2. On September 16, 2005, the SEC issued a Wells notice to the firm claiming that it aided and abetted violations of Section 19(a) of the 1940 Act by the Alliance All-Market Advantage Fund and the Spain Fund. The notice alleged that the funds did not, under Section 19(a), provide the required disclosure of the character of dividend distributions. The funds revised their dividend disclosures in 2004 in response to the SEC’s review of this matter and the firm believes that the disclosures now fully comply with Section 19(a). The firm has reached an agreement in principle with the SEC to resolve this matter, and has recorded a $450,000 earnings charge in connection therewith.

A discussion of material litigation and regulatory matters also is contained in AllianceBernstein’s Form 10-K for the year ended December 31, 2005, and Form 10-Q for the quarter ended September 30, 2006. If you would like additional information concerning any of these matters, or any other matters, please let us know.

Evergreen Investment Management Company LLC (“EIMC”)

Pursuant to an administrative order issued by the SEC on September 19, 2007, Evergreen Investment Management Company, LLC (“EIMC”), Evergreen Investment Services, Inc. (“EIS”), Evergreen Service Company, LLC (“ESC” and together with EIMC and EIS, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements relating to mutual funds advised and distributed by the Evergreen Entities (“Evergreen funds”) in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain Evergreen funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC, will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in their settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of the EQ/Evergreen International Bond Portfolio, EQ/Evergreen Omega Portfolio or on EIMC’s ability to provide services to the Portfolios.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the EQ/Evergreen Omega Portfolio or the EQ/Evergreen International Bond Portfolio, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Portfolio shares, which could increase Portfolio transaction costs or operating expenses, or that they will not have other adverse consequences on the Portfolios.

Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Advisers, Inc. and Templeton Global Advisors Limited

On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (“Franklin Advisers”) (adviser to many of the funds within Franklin Templeton Investments, and an affiliate of the adviser to the other funds) reached a settlement with the SEC that resolved the issues resulting from the SEC’s investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC’s administrative order, pursuant to which Franklin Advisers neither admitted nor denied any of the findings contained therein, Franklin Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC’s approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of that settlement and the plan.

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Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC’s findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the “Judicial Panel”) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled “In re Mutual Funds Investment Litigation” (the “MDL”). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (“Franklin Distributors”) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Franklin Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC’s investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Franklin Advisers and Franklin Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Franklin Advisers and Franklin Distributors. The SEC approved the independent distribution consultant’s proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC’s order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.’s website at franklintempleton.com under “Statement on Current Industry Issues.”

MFS Investment Management (“MFS”)

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS proprietary funds (“MFS funds”), certain current and/or former Trustees of the MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, and inadequately disclosed MFS’ internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries with respect to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS’ use of fund assets in this manner. The lawsuits assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the 1940 Act, and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974 (ERISA), as well as fiduciary duties and other violations of common law. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held, or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds.

The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS funds include Riggs v. MFS et al., Case No. 04-CV-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-MD-01620 (derivative), Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA), and Reaves v. MFS Series Trust I, et al., Case No. 1:05-CV-02220-JFM (Class B Shares). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney’s fees and costs and other equitable and declaratory relief. One lawsuit alleging

146	Management of the Trust	EQ Advisors Trust

improper brokerage allocation practices and excessive compensation is pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action, first filed on March 25, 2004). The plaintiffs in this lawsuit are generally seeking compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, equitable and/or injunctive relief and attorney’s fees and costs. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. Several claims of the various lawsuits have been dismissed; MFS and the other named defendants continue to defend the various lawsuits.

Pacific Investment Management Company, LLC (“PIMCO”)

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”), Allianz Global Investors Distributors (“AGID”) and certain of their affiliates, and certain employees, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds (the “funds”) during specified periods, or as derivative actions on behalf of the funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain funds’ Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the funds or on behalf of the funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds are named, in the complaint, as a nominal defendant. Thus, at present the PIMCO funds are not a party to “the market timing” lawsuit. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On September 19, 2007 the U.S. District Court for the District of Connecticut granted defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain funds were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain funds were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision giving permission to file the adversary proceeding and remanded the matter to Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to a fund. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to a fund.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

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5. Fund distribution arrangements

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”) serve as the distributors for the Class IA and Class IB shares of the Trust. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of AXA Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934, as amended, and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust are charged an annual fee to compensate each of the distributors for promoting, selling and servicing shares of the Portfolios. The annual fee equals 0.25% (subject to 0.50% maximum) of each Portfolio’s average daily net assets attributable to Class IB Shares. Because these fees are paid out of the Portfolio’s assets on an on going basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

The distributors may receive payments from certain Advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Advisers’ respective Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The distributors also may receive marketing support from the Advisers in connection with the distribution of the Contracts.

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6. Buying and selling shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period or postpone payment for more than seven days when the New York Stock Exchange is closed (other than a weekend or holiday) or when trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended and payments may be postponed for more than seven days during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of the Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring the Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios (or underlying ETFs in which a Portfolio invests) that invest a significant portion of their assets in foreign securities (e.g. EQ/AllianceBernstein International Portfolio, EQ/BlackRock International Value Portfolio, EQ/International Growth Portfolio, EQ/International Core PLUS Portfolio, EQ/Oppenheimer Global Portfolio, iShares MSCI Mexico Index Fund), in securities of small- and mid-capitalization companies (e.g. EQ/AllianceBernstein Small Cap Growth Portfolio, EQ/Lord Abbett Mid Cap Value Portfolio, iShares Russel Midcap lndex Fund), or in high-yield securities (e.g. EQ/Caywood-Scholl High Yield Bond Portfolio) tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders uniformly, including omnibus accounts. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio. The Trust aggregates inflows and outflows for each Portfolio on a daily basis. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s

EQ Advisors Trust	Buying and selling shares	149

net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take action to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of Portfolio shares also apply to retirement plan participants, but do not apply to AXA Equitable’s funds of funds.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, a particular Portfolio.

150	Buying and selling shares	EQ Advisors Trust

7. How portfolio shares are priced

“Net asset value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	—	Liabilities

Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by a Portfolio or its designated agent.

•

A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold because foreign securities sometimes trade on days when a Portfolio’s shares are not priced.

Generally, Portfolio securities are valued as follows:

•	Equity securities (including securities issued by ETFs) – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) – based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) – amortized cost (which approximates market value). All securities held in the EQ/Money Market Portfolio are valued at amortized cost.

•

Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options – last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•

Investment Company Securities – shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

•

Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of Portfolio shares is determined, may be reflected in the Trust’s calculations of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by those traders.

EQ Advisors Trust	How portfolio shares are priced	151

8. Dividends and other distributions and tax consequences

Dividends and Other Distributions

The Portfolios (other than the EQ/Money Market Portfolio) generally distribute most or all of their net investment income and their net realized gains, if any, annually. The EQ/Money Market Portfolio normally declares and distributes dividends daily and distributes net investment income and its net realized gains, if any, annually. Dividends and other distributions by a Portfolio are automatically reinvested at net asset value in shares of that Portfolio.

Tax Consequences

Each Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company, for federal tax purposes. A Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. A regulated investment company that satisfies those requirements is not taxed at the entity (Portfolio) level to the extent it passes through its net income and gains to its shareholders by making distributions. Although the Trust intends each Portfolio will be operated to have no federal tax liability, if any Portfolio does have federal tax liability, that would hurt its investment performance. Also, any Portfolio that invests in foreign securities or holds foreign currencies could be subject to foreign taxes that could reduce its investment performance.

It is important for each Portfolio to maintain its regulated investment company status (and to satisfy certain other requirements) because the shareholders of a Portfolio that are insurance company separate accounts will then be able to use a ”look-through” rule in determining whether the Contracts indirectly funded by the Portfolio meet the investment diversification rules for separate accounts. If a Portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through that Portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. AXA Equitable, in its capacity as Manager and administrator of the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and separate account investment diversification rules.

Contractholders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

152	Dividends and other distributions and tax consequences	EQ Advisors Trust

9. Glossary of Terms

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Capital gain distributions — Payments to a Portfolio’s shareholders of profits earned from selling securities in that Portfolio. Capital gain distributions are usually paid once a year.

Core investing — An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

Derivative — A financial instrument whose value and performance are based on the value and performance of an underlying asset, reference rate or index.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in interest rates.

Earnings growth — A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a Portfolio on any given day without taking into account any sales charges. It is determined by dividing a Portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to-earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Value investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility — The general variability of a Portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a Portfolio is, the less volatile it will be.

Yield — The rate at which a Portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

EQ Advisors Trust	Glossary of Terms	153

10. Financial Highlights

The financial highlights table is intended to help you understand the financial performance for each Portfolio’s Class IA and Class IB shares. The financial information in the table below is for the past five (5) years (or, if shorter, the period of the Portfolio’s operations). The financial information below for the Class IA and Class IB shares of each Portfolio has been derived from the financial statements of each Portfolio, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on each Portfolio’s financial statements as of December 31, 2007 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

EQ/AllianceBernstein Common Stock Portfolio:

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003	2007(e)	2006(e)	2005(e)	2004	2003
Net asset value, beginning of year	$19.80	$18.09	$17.49	$15.47	$10.49	$19.69	$17.99	$17.39	$15.38	$10.40

Income from investment operations:
Net investment income	0.25	0.27	0.18	0.21	0.12	0.19	0.22	0.14	0.15	0.08
Net realized and unrealized gain on investments and futures	0.48	1.72	0.61	2.01	5.09	0.49	1.71	0.60	2.02	5.06

Total from investment operations	0.73	1.99	0.79	2.22	5.21	0.68	1.93	0.74	2.17	5.14

Less distributions:
Dividends from net investment income	(0.26)	(0.28)	(0.19)	(0.20)	(0.23)	(0.21)	(0.23)	(0.14)	(0.16)	(0.16)

Net asset value, end of year	$20.27	$19.80	$18.09	$17.49	$15.47	$20.16	$19.69	$17.99	$17.39	$15.38

Total return	3.73%	11.01%	4.52%	14.40%	49.89%	3.48%	10.72%	4.27%	14.12%	49.58%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,425,334	$7,114,739	$7,297,020	$7,847,618	$7,472,301	$2,090,492	$2,364,942	$2,351,936	$2,320,683	$1,884,006
Ratio of expenses to average net assets:
After fees paid indirectly	0.59%	0.55%	0.50%	0.43%	0.52%	0.84%	0.80%	0.75%	0.68%	0.77%
Before fees paid indirectly	0.60%	0.57%	0.52%	0.52%	0.54%	0.85%	0.82%	0.77%	0.77%	0.79%
Ratio of net investment income to average net assets:
After fees paid indirectly	1.21%	1.43%	1.05%	1.23%	0.93%	0.96%	1.18%	0.80%	0.98%	0.68%
Before fees paid indirectly	1.20%	1.42%	1.03%	1.14%	0.91%	0.95%	1.17%	0.78%	0.89%	0.66%
Portfolio turnover rate	44%	35%	38%	47%	92%	44%	35%	38%	47%	92%

154	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/AllianceBernstein Intermediate Government Securities Portfolio:

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31
	2007(e)	2006(e)	2005(e)	2004	2003(e)	2007(e)	2006(e)	2005(e)	2004	2003(e)
Net asset value, beginning of year	$9.67	$9.77	$10.00	$10.11	$10.30	$9.62	$9.71	$9.94	$10.05	$10.24

Income (loss) from investment operations:
Net investment income	0.44	0.40	0.34	0.32	0.26	0.41	0.37	0.32	0.28	0.23
Net realized and unrealized gain (loss) on investments	0.25	(0.07)	(0.19)	(0.09)	(0.02)	0.25	(0.06)	(0.20)	(0.08)	(0.02)

Total from investment operations	0.69	0.33	0.15	0.23	0.24	0.66	0.31	0.12	0.20	0.21

Less distributions:
Dividends from net investment income	(0.47)	(0.43)	(0.38)	(0.33)	(0.33)	(0.44)	(0.40)	(0.35)	(0.30)	(0.30)
Distributions from realized gains	—	—	—	(0.01)	(0.10)	—	—	—	(0.01)	(0.10)

Total dividends and distributions	(0.47)	(0.43)	(0.38)	(0.34)	(0.43)	(0.44)	(0.40)	(0.35)	(0.31)	(0.40)

Net asset value, end of year	$9.89	$9.67	$9.77	$10.00	$10.11	$9.84	$9.62	$9.71	$9.94	$10.05

Total return	7.13%	3.35%	1.51%	2.13%	2.45%	6.97%	3.07%	1.24%	1.97%	2.10%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$227,848	$222,451	$248,266	$296,399	$344,547	$470,755	$486,352	$542,787	$595,497	$630,578
Ratio of expenses to average net assets	0.63%	0.61%	0.56%	0.56%	0.57%	0.88%	0.86%	0.81%	0.81%	0.82%
Ratio of net investment income to average net assets	4.46%	4.03%	3.42%	2.95%	2.51%	4.21%	3.74%	3.17%	2.70%	2.26%
Portfolio turnover rate	167%	231%	251%	274%	477%	167%	231%	251%	274%	477%

EQ Advisors Trust	Financial Highlights	155

Financial Highlights (cont’d)

EQ/AllianceBernstein International Portfolio(m):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003	2007(e)	2006(e)	2005(e)	2004	2003
Net asset value, beginning of year	$14.42	$12.70	$11.17	$9.62	$7.24	$14.22	$12.53	$11.02	$9.50	$7.13

Income from investment operations:
Net investment income	0.27	0.19	0.18	0.13	0.11	0.22	0.15	0.15	0.10	0.07
Net realized and unrealized gain on investments, futures, and foreign currency transactions	1.40	2.82	1.56	1.64	2.43	1.38	2.78	1.53	1.61	2.44

Total from investment operations	1.67	3.01	1.74	1.77	2.54	1.60	2.93	1.68	1.71	2.51

Less distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.21)	(0.22)	(0.16)	(0.19)	(0.19)	(0.17)	(0.19)	(0.14)
Distributions from realized gains	(1.38)	(1.05)	—	—	—	(1.38)	(1.05)	—	—	—

Total dividends and distributions	(1.62)	(1.29)	(0.21)	(0.22)	(0.16)	(1.57)	(1.24)	(0.17)	(0.19)	(0.14)

Net asset value, end of year	$14.47	$14.42	$12.70	$11.17	$9.62	$14.25	$14.22	$12.53	$11.02	$9.50

Total return	11.98%	23.80%	15.61%	18.51%	35.28%	11.69%	23.55%	15.33%	18.10%	35.27%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,713,719	$1,602,552	$1,330,210	$1,212,207	$1,091,319	$1,739,210	$1,342,183	$930,307	$667,930	$488,571
Ratio of expenses to average net assets:
After waivers	0.85%	0.85%	0.85%	0.85%	0.85%	1.10%	1.10%	1.10%	1.10%	1.10%
After waivers and fees paid indirectly	0.85%	0.85%	0.84%	0.83%	0.85%	1.10%	1.10%	1.09%	1.08%	1.10%
Before waivers and fees paid indirectly	0.89%	0.88%	0.85%	0.85%	0.87%	1.14%	1.13%	1.10%	1.10%	1.12%
Ratio of net investment income to average net assets:
After waivers	1.74%	1.36%	1.60%	1.28%	1.29%	1.46%	1.10%	1.35%	1.03%	1.04%
After waivers and fees paid indirectly	1.74%	1.37%	1.61%	1.30%	1.29%	1.46%	1.10%	1.36%	1.05%	1.04%
Before waivers and fees paid indirectly	1.69%	1.33%	1.60%	1.28%	1.27%	1.42%	1.06%	1.35%	1.03%	1.02%
Portfolio turnover rate	52%	70%	67%	60%	59%	52%	70%	67%	60%	59%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$— #	$— #	$— #	$— #	$0.01	$— #	$— #	$— #	$— #

156	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/AllianceBernstein Small Cap Growth Portfolio:

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003	2007(e)	2006(e)	2005(e)	2004	2003
Net asset value, beginning of year	$16.37	$16.28	$14.57	$12.75	$9.02	$15.95	$15.93	$14.29	$12.54	$8.90

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.09)	(0.06)	(0.06)	(0.02)	(0.09)	(0.13)	(0.09)	(0.09)	(0.04)
Net realized and unrealized gain on investments	2.73	1.60	1.77	1.88	3.75	2.65	1.57	1.73	1.84	3.68

Total from investment operations	2.68	1.51	1.71	1.82	3.73	2.56	1.44	1.64	1.75	3.64

Less distributions:
Distributions from realized gains	(2.66)	(1.42)	—	—	—	(2.66)	(1.42)	—	—	—

Net asset value, end of year	$16.39	$16.37	$16.28	$14.57	$12.75	$15.85	$15.95	$15.93	$14.29	$12.54

Total return	17.00%	9.28%	11.74%	14.27%	41.35%	16.70%	8.98%	11.55%	13.96%	40.90%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$542,826	$509,593	$507,858	$493,124	$451,408	$771,708	$720,886	$692,269	$639,666	$552,216
Ratio of expenses to average net assets:
After fees paid indirectly	0.86%	0.83%	0.76%	0.73%	0.78%	1.11%	1.08%	1.01%	0.98%	1.03%
Before fees paid indirectly	0.87%	0.84%	0.80%	0.81%	0.82%	1.12%	1.09%	1.05%	1.06%	1.07%
Ratio of net investment loss to average net assets:
After fees paid indirectly	(0.26)%	(0.51)%	(0.39)%	(0.48)%	(0.21)%	(0.51)%	(0.76)%	(0.64)%	(0.73)%	(0.46)%
Before fees paid indirectly	(0.27)%	(0.52)%	(0.43)%	(0.56)%	(0.25)%	(0.52)%	(0.77)%	(0.68)%	(0.81)%	(0.50)%
Portfolio turnover rate	84%	74%	103%	81%	114%	84%	74%	103%	81%	114%

EQ Advisors Trust	Financial Highlights	157

Financial Highlights (cont’d)

EQ/BlackRock Basic Value Equity Portfolio(r):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003	2007(e)	2006(e)	2005(e)	2004(e)	2003(e)
Net asset value, beginning of year	$17.03	$15.06	$15.48	$14.71	$11.27	$17.07	$15.09	$15.50	$14.74	$11.29

Income (loss) from investment operations:
Net investment income	0.25	0.26	0.21	0.17	0.14	0.21	0.22	0.17	0.13	0.10
Net realized and unrealized gain (loss) on investments and options written	(0.03)	2.92	0.28	1.42	3.40	(0.03)	2.93	0.29	1.41	3.42

Total from investment operations	0.22	3.18	0.49	1.59	3.54	0.18	3.15	0.46	1.54	3.52

Less distributions:
Dividends from net investment income	(0.24)	(0.25)	(0.18)	(0.16)	(0.10)	(0.20)	(0.21)	(0.14)	(0.12)	(0.07)
Distributions from realized gains	(1.35)	(0.96)	(0.73)	(0.66)	—	(1.35)	(0.96)	(0.73)	(0.66)	—

Total dividends and distributions	(1.59)	(1.21)	(0.91)	(0.82)	(0.10)	(1.55)	(1.17)	(0.87)	(0.78)	(0.07)

Net asset value, end of year	$15.66	$17.03	$15.06	$15.48	$14.71	$15.70	$17.07	$15.09	$15.50	$14.74

Total return	1.43%	21.18%	3.19%	10.89%	31.57%	1.17%	20.90%	2.99%	10.52%	31.28%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,516,049	$1,915,669	$1,361,870	$636,240	$355,625	$1,584,756	$1,636,862	$1,445,518	$1,459,792	$1,137,826
Ratio of expenses to average net assets:
After waivers	0.68%	0.66%	0.62%	N/A	0.67%	0.93%	0.91%	0.87%	N/A	0.92%
After waivers and fees paid indirectly	0.67%	0.65%	0.60%	0.61%	0.66%	0.92%	0.90%	0.85%	0.86%	0.91%
Before waivers and fees paid indirectly	0.68%	0.66%	0.62%	0.63%	0.67%	0.93%	0.91%	0.87%	0.88%	0.92%
Ratio of net investment income to average net assets:
After waivers	1.43%	1.61%	1.35%	N/A	1.04%	1.18%	1.35%	1.10%	N/A	0.79%
After waivers and fees paid indirectly	1.44%	1.61%	1.37%	1.12%	1.05%	1.19%	1.36%	1.12%	0.87%	0.80%
Before waivers and fees paid indirectly	1.43%	1.61%	1.35%	1.10%	1.04%	1.18%	1.35%	1.10%	0.85%	0.79%
Portfolio turnover rate	50%	38%	52%	49%	34%	50%	38%	52%	49%	34%

158	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/BlackRock International Value Portfolio:

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2007(e)		2006(e)	2005(e)	2004(e)	2003(e)	2007(e)		2006(e)	2005(e)	2004(e)	2003(e)
Net asset value, beginning of year	$16.67		$14.20	$13.03	$10.86	$8.66	$16.67		$14.20	$13.03	$10.86	$8.66

Income from investment operations:
Net investment income	0.32		0.30	0.25	0.17	0.14	0.30		0.29	0.21	0.14	0.11
Net realized and unrealized gain on investments and foreign currency transactions	1.34	(y)	3.37	1.19	2.21	2.30	1.32	(y)	3.34	1.19	2.21	2.31

Total from investment operations	1.66		3.67	1.44	2.38	2.44	1.62		3.63	1.40	2.35	2.42

Less distributions:
Dividends from net investment income	(0.39)		(0.32)	(0.27)	(0.21)	(0.24)	(0.34)		(0.28)	(0.23)	(0.18)	(0.22)
Dividends from realized gains	(1.82)		(0.88)	—	—	—	(1.82)		(0.88)	—	—	—

Total dividends and distributions	(2.21)		(1.20)	(0.27)	(0.21)	(0.24)	(2.16)		(1.16)	(0.23)	(0.18)	(0.22)

Net asset value, end of year	$16.12		$16.67	$14.20	$13.03	$10.86	$16.13		$16.67	$14.20	$13.03	$10.86

Total return	10.45	%(y)	25.98%	11.07%	22.04%	28.27%	10.22	%(y)	25.66%	10.79%	21.73%	28.01%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,203,247		$680,147	$236,340	$5,598	$2,163	$1,807,680		$1,655,259	$1,189,337	$894,530	$675,246
Ratio of expenses to average net assets:
After waivers	1.00%		1.00%	1.00%	1.00%	1.00%	1.25%		1.25%	1.25%	1.25%	1.25%
After waivers and fees paid indirectly	1.00%		1.00%	1.00%	0.93%	0.93%	1.25%		1.25%	1.25%	1.18%	1.18%
Before waivers and fees paid indirectly	1.00%		1.00%	1.00%	1.00%	1.01%	1.25%		1.25%	1.25%	1.25%	1.26%
Ratio of net investment income to average net assets:
After waivers	1.83%		1.82%	1.83%	1.42%	1.35%	1.73%		1.77%	1.58%	1.17%	1.10%
After waivers and fees paid indirectly	1.83%		1.82%	1.83%	1.49%	1.42%	1.73%		1.77%	1.58%	1.24%	1.17%
Before waivers and fees paid indirectly	1.83%		1.82%	1.83%	1.42%	1.34%	1.73%		1.77%	1.58%	1.17%	1.09%
Portfolio turnover rate	81%		57%	64%	63%	163%	81%		57%	64%	63%	163%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—		$—	$—	$—	$—	$—		$—	$—	$—	$—

EQ Advisors Trust	Financial Highlights	159

Financial Highlights (cont’d)

EQ/Bond Index Portfolio:

	Class IA							Class IB
	Year Ended December 31,							Year Ended December 31,			June 20, 2005* to December 31, 2005(e)
	2007(e)	2006(e)	2005(e)		2004	2003(e)		2007(e)	2006(e)
Net asset value, beginning of year	$10.01	$10.11	$10.69		$11.56		$11.83	$10.02	$10.12		$10.77

Income (loss) from investment operations:
Net investment income	0.51	0.45	0.42		0.55		0.49	0.48	0.44		0.21
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.15	(0.06)	(0.33)		(0.30)		(0.17)	0.15	(0.07)		(0.21)

Total from investment operations	0.66	0.39	0.09		0.25		0.32	0.63	0.37		—	#

Less distributions:
Dividends from net investment income	(0.55)	(0.48)	(0.49)		(1.10)		(0.59)	(0.52)	(0.46)		(0.47)
Distributions from realized gains	—	(0.01)	(0.18)		(0.02)		—	—	(0.01)		(0.18)

Total dividends and distributions	(0.55)	(0.49)	(0.67)		(1.12)		(0.59)	(0.52)	(0.47)		(0.65)

Net asset value, end of year	$10.12	$10.01	$10.11		$10.69		$11.56	$10.13	$10.02		$10.12

Total return	6.66%	3.85%	0.89%		2.24%		2.67%	6.38%	3.58%		(0.03)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$38,039	$40,299	$47,085		$61,708		$73,772	$995	$598		$251
Ratio of expenses to average net assets:
After waivers	0.45%	0.65%	0.75	%(c)	0.75%		0.66%	0.70%	0.90	%(c)	1.00	%(c)
Before waivers	0.70%	0.72%	0.76	%(c)	0.78%		0.66%	0.95%	0.97	%(c)	1.01	%(c)
Ratio of net investment income to average net assets:
After waivers	4.97%	4.45%	3.91	%(c)	3.91%		4.14%	4.71%	4.30%		3.66	%(c)
Before waivers	4.72%	4.37%	3.90	%(c)	3.88%		4.14%	4.46%	4.18%		3.65	%(c)
Portfolio turnover rate	35%	153%	49%		13%		14%	35%	153%		49%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.03	$0.01	$—	#	$— #	$	**	$0.03	$0.01		$—	#

160	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Boston Advisors Equity Income Portfolio(n):

	Class IA					Class IB
	Year Ended December 31,			December 13, 2004* to December 31, 2004(e)		Year Ended December 31,
	2007(e)	2006(e)	2005(e)			2007(e)	2006(e)	2005(e)	2004(e)	2003(e)
Net asset value, beginning of period	$6.91	$6.35	$6.06	$5.99		$6.93	$6.36	$6.07	$5.27		$4.22

Income from investment operations:
Net investment income	0.21	0.14	0.12	0.01		0.19	0.12	0.10	0.09		0.08
Net realized and unrealized gain on investments and foreign currency transactions	0.05	0.88	0.27	0.15		0.05	0.89	0.28	0.85		1.04

Total from investment operations	0.26	1.02	0.39	0.16		0.24	1.01	0.38	0.94		1.12

Less distributions:
Dividends from net investment income	(0.15)	(0.14)	(0.10)	(0.09)		(0.13)	(0.12)	(0.09)	(0.14)		(0.07)
Distributions from realized gains	(0.48)	(0.32)	—	—		(0.48)	(0.32)	—	—		—

Total dividends and distributions	(0.63)	(0.46)	(0.10)	(0.09)		(0.61)	(0.44)	(0.09)	(0.14)		(0.07)

Net asset value, end of period	$6.54	$6.91	$6.35	$6.06		$6.56	$6.93	$6.36	$6.07		$5.27

Total return (b)	3.89%	16.17%	6.47%	1.78%		3.61%	16.01%	6.19%	17.88%		26.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$123,390	$104,746	$109,196	$117,151		$343,385	$344,728	$260,079	$92,294		$48,094
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.80%	0.80	%(c)	1.05%	1.05%	1.05%	1.05%		1.05%
After waivers and fees paid indirectly (a)	0.80%	0.80%	0.79%	0.80	%(c)	1.05%	1.05%	1.04%	1.05%		N/A
Before waivers and fees paid indirectly (a)	0.89%	0.87%	0.83%	0.89	%(c)	1.14%	1.12%	1.08%	1.21%		1.06%
Ratio of net investment income to average net assets:
After waivers (a)	2.93%	2.09%	1.90%	1.85	%(c)	2.68%	1.84%	1.65%	1.60%		1.70%
After waivers and fees paid indirectly (a)	2.93%	2.09%	1.91%	1.85	%(c)	2.68%	1.84%	1.66%	1.60%		N/A
Before waivers and fees paid indirectly (a)	2.84%	2.02%	1.87%	1.76	%(c)	2.59%	1.77%	1.62%	1.44%		1.69%
Portfolio turnover rate	65%	84%	92%	55%		65%	84%	92%	55%		103%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$— #	$— #	$—	#	$0.01	$— #	$— #	$0.01	$	**

EQ Advisors Trust	Financial Highlights	161

Financial Highlights (cont’d)

EQ/Capital Guardian Growth Portfolio:

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003	2007(e)	2006(e)	2005(e)	2004	2003
Net asset value, beginning of year	$14.01	$13.07	$12.43	$11.84	$9.56	$14.01	$13.06	$12.46	$11.87	$9.58

Income from investment operations:
Net investment income (loss)	0.05	0.03	0.02	0.12	0.04	— #	— #	(0.01)	0.09	0.01
Net realized and unrealized gain on investments and foreign currency transactions	0.76	0.97	0.65	0.57	2.28	0.77	0.97	0.64	0.56	2.29

Total from investment operations	0.81	1.00	0.67	0.69	2.32	0.77	0.97	0.63	0.65	2.30

Less distributions:
Dividends from net investment income	—	(0.06)	(0.03)	(0.10)	(0.04)	—	(0.02)	(0.03)	(0.06)	(0.01)

Net asset value, end of year	$14.82	$14.01	$13.07	$12.43	$11.84	$14.78	$14.01	$13.06	$12.46	$11.87

Total return	5.78%	7.63%	5.38%	5.81%	24.27%	5.50%	7.44%	5.04%	5.53%	24.05%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,206	$139	$131	$126	$117	$476,867	$402,219	$297,416	$254,282	$263,715
Ratio of expenses to average net assets:
After waivers	0.70%	0.70%	0.70%	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.70%	0.69%	0.69%	0.42%	0.68%	0.95%	0.94%	0.94%	0.67%	0.93%
Before waivers and fees paid indirectly	0.79%	0.78%	0.74%	0.74%	0.78%	1.04%	1.03%	0.99%	0.99%	1.03%
Ratio of net investment income to average net assets:
After waivers	0.36%	0.24%	0.17%	0.71%	0.35%	0.01%	(0.01)%	(0.08)%	0.46%	0.10%
After waivers and fees paid indirectly	0.36%	0.25%	0.18%	0.99%	0.37%	0.01%	— ‡‡%	(0.07)%	0.74%	0.12%
Before waivers and fees paid indirectly	0.27%	0.17%	0.13%	0.67%	0.27%	(0.08)%	(0.09)%	(0.12)%	0.42%	0.02%
Portfolio turnover rate	39%	33%	49%	133%	62%	39%	33%	49%	133%	62%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$0.01	$— #	$— #	$0.01	$0.01	$0.01	$— #	$— #	$0.01

162	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Capital Guardian Research Portfolio(h)(p):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004(e)	2003	2007(e)	2006(e)	2005(e)	2004(e)	2003
Net asset value, beginning of year	$13.94	$12.50	$11.86	$10.75	$8.22	$13.95	$12.51	$11.86	$10.76	$8.22

Income from investment operations:
Net investment income	0.13	0.11	0.09	0.10	0.05	0.09	0.07	0.06	0.07	0.03
Net realized and unrealized gain on investments and foreign currency transactions	0.13	1.44	0.65	1.11	2.54	0.13	1.45	0.66	1.10	2.55

Total from investment operations	0.26	1.55	0.74	1.21	2.59	0.22	1.52	0.72	1.17	2.58

Less distributions:
Dividends from net investment income	(0.18)	(0.11)	(0.10)	(0.10)	(0.06)	(0.14)	(0.08)	(0.07)	(0.07)	(0.04)
Distributions from realized gains	(0.15)	—	—	—	—	(0.15)	—	—	—	—

Total Dividends and Distributions	(0.33)	(0.11)	(0.10)	(0.10)	(0.06)	(0.29)	(0.08)	(0.07)	(0.07)	(0.04)

Net asset value, end of year	$13.87	$13.94	$12.50	$11.86	$10.75	$13.88	$13.95	$12.51	$11.86	$10.76

Total return	1.89%	12.32%	6.32%	11.28%	31.55%	1.63%	12.12%	6.05%	10.89%	31.41%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$36,235	$4,494	$3,981	$523	$210	$1,997,795	$1,060,928	$1,025,615	$1,028,221	$877,404
Ratio of expenses to average net assets:
After waivers	0.70%	0.70%	0.70%	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.70%	0.69%	0.69%	0.65%	0.68%	0.95%	0.94%	0.94%	0.90%	0.93%
Before waivers and fees paid indirectly	0.76%	0.75%	0.70%	0.70%	0.72%	1.01%	1.00%	0.95%	0.95%	0.97%
Ratio of net investment income to average net assets:
After waivers	0.92%	0.81%	0.72%	0.82%	0.63%	0.59%	0.56%	0.47%	0.57%	0.38%
After waivers and fees paid indirectly	0.93%	0.82%	0.73%	0.87%	0.65%	0.59%	0.57%	0.48%	0.62%	0.40%
Before waivers and fees paid indirectly	0.86%	0.76%	0.72%	0.82%	0.61%	0.52%	0.51%	0.47%	0.57%	0.36%
Portfolio turnover rate	68%	28%	30%	20%	24%	68%	28%	30%	20%	24%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$0.01	$— #	$— #	$— #	$0.01	$0.01	$— #	$— #	$— #

EQ Advisors Trust	Financial Highlights	163

Financial Highlights (cont’d)

EQ/Davis New York Venture Portfolio:

	Class IA			Class IB
	Year Ended December 31, 2007(e)	August 31, 2006* to December 31, 2006(e)		Year Ended December 31, 2007(e)		August 31, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.80	$10.00		$10.80		$10.00

Income from investment operations:
Net investment income	0.12	0.07		0.10		0.04
Net realized and unrealized gain on investments	0.32	0.76		0.31		0.78

Total from investment operations	0.44	0.83		0.41		0.82

Less distributions:
Dividends from net investment income	(0.08)	(0.03)		(0.05)		(0.02)
Distributions from realized gains	(0.03)	—	#	(0.03)		—	#

Total dividends and distributions	(0.11)	(0.03)		(0.08)		(0.02)

Net asset value, end of period	$11.13	$10.80		$11.13		$10.80

Total return (b)	4.09%	8.30%		3.81%		8.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$250,993	$2,681		$289,159		$64,531
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.03%	1.05%		1.28	%(c)	1.30%
After waivers, reimbursements, and fees paid indirectly (a)	1.00%	1.02%		1.25	%(c)	1.27%
Before waivers, reimbursements, and fees paid indirectly (a)	1.03%	1.59	%(c)	1.28%		1.84	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.05%	1.83%		0.86%		0.96%
After waivers, reimbursements, and fees paid indirectly (a)	1.08%	1.86%		0.89%		1.00%
Before waivers, reimbursements, and fees paid indirectly (a)	1.05%	0.28%		0.86%		0.49%
Portfolio turnover rate	9%	0	%‡	9%		0	%‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$0.05		$—		$0.02

164	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Equity 500 Index Portfolio:

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2007(e)		2006(e)	2005(e)	2004	2003	2007(e)		2006(e)	2005(e)	2004	2003
Net asset value, beginning of year	$25.92		$23.52	$23.24	$21.38	$16.92	$25.79		$23.41	$23.13	$21.28	$16.84

Income from investment operations:
Net investment income	0.43		0.39	0.37	0.39	0.28	0.36		0.33	0.31	0.31	0.19
Net realized and unrealized gain on investments	0.90	(z)	3.22	0.72	1.85	4.47	0.90	(z)	3.19	0.72	1.86	4.49

Total from investment operations	1.33		3.61	1.09	2.24	4.75	1.26		3.52	1.03	2.17	4.68

Less distributions:
Dividends from net investment income	(0.44)		(0.41)	(0.38)	(0.38)	(0.29)	(0.37)		(0.34)	(0.32)	(0.32)	(0.24)
Distributions from realized gains	(0.76)		(0.80)	(0.43)	—	—	(0.76)		(0.80)	(0.43)	—	—

Total dividends and distributions	(1.20)		(1.21)	(0.81)	(0.38)	(0.29)	(1.13)		(1.14)	(0.75)	(0.32)	(0.24)

Net asset value, end of year	$26.05		$25.92	$23.52	$23.24	$21.38	$25.92		$25.79	$23.41	$23.13	$21.28

Total return	5.22	%(z)	15.37%	4.68%	10.50%	28.14%	4.97	%(z)	15.06%	4.42%	10.21%	27.83%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,600,697		$1,615,477	$1,560,845	$1,633,378	$1,560,563	$2,062,991		$2,142,776	$2,018,231	$1,951,348	$1,589,054
Ratio of expenses to average net assets	0.38%		0.35%	0.30%	0.30%	0.31%	0.63%		0.60%	0.55%	0.55%	0.56%
Ratio of net investment income to average net assets	1.58%		1.58%	1.57%	1.75%	1.48%	1.33%		1.33%	1.32%	1.50%	1.23%
Portfolio turnover rate	4%		4%	7%	1%	— ‡%	4%		4%	7%	1%	— ‡%

EQ Advisors Trust	Financial Highlights	165

Financial Highlights (cont’d)

EQ/Evergreen International Bond Portfolio:

	Class IA			Class IB
	Year Ended December 31,		October 3, 2005* to December 31, 2005(e)	Year Ended December 31,		October 3, 2005* to December 31, 2005(e)
	2007(e)	2006(e)		2007(e)	2006(e)
Net asset value, beginning of period	$10.08	$9.77	$10.00	$10.08	$9.77	$10.00

Income (loss) from investment operations:
Net investment income	0.45	0.36	0.05	0.42	0.33	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.52	— #	(0.28)	0.51	0.01	(0.27)

Total from investment operations	0.97	0.36	(0.23)	0.93	0.34	(0.23)

Less distributions:
Dividends from net investment income	(0.27)	(0.03)	—	(0.24)	(0.01)	—
Distributions from realized gains	(0.01)	(0.02)	—	(0.01)	(0.02)	—

Total dividends and distributions	(0.28)	(0.05)	—	(0.25)	(0.03)	—

Net asset value, end of period	$10.77	$10.08	$9.77	$10.76	$10.08	$9.77

Total return (b)	9.54%	3.70%	(2.30)%	9.26%	3.44%	(2.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$604,149	$272,209	$98	$234,871	$96,604	$11,942
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.87%	0.90%	0.90%	1.12%	1.15%	1.15%
Before waivers and reimbursements (a)	0.87%	0.90%	6.98%	1.12%	1.15%	7.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	4.26%	3.67%	2.11%	4.00%	3.29%	1.86%
Before waivers and reimbursements (a)	4.26%	3.67%	(3.97)%	4.00%	3.29%	(4.22)%
Portfolio turnover rate	82%	74%	10%	82%	74%	10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$0.15	$—	$—	$0.15

166	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Evergreen Omega Portfolio:

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003	2007(e)	2006(e)	2005(e)	2004	2003
Net asset value, beginning of year	$8.68	$9.08	$8.98	$8.41	$6.08	$8.61	$9.03	$8.95	$8.39	$6.07

Income from investment operations:
Net investment income (loss)	0.02	0.01	0.01	0.05	— #	(0.01)	(0.01)	(0.01)	0.03	(0.01)
Net realized and unrealized gain on investments	0.98	0.54	0.36	0.57	2.33	0.97	0.54	0.36	0.55	2.33

Total from investment operations	1.00	0.55	0.37	0.62	2.33	0.96	0.53	0.35	0.58	2.32

Less distributions:
Dividends from net investment income	—	—	— #	(0.05)	—	—	—	— #	(0.02)	—
Distributions from realized gains	(0.49)	(0.95)	(0.27)	—	—	(0.49)	(0.95)	(0.27)	—	—

Total dividends and distributions	(0.49)	(0.95)	(0.27)	(0.05)	—	(0.49)	(0.95)	(0.27)	(0.02)	—

Net asset value, end of year	$9.19	$8.68	$9.08	$8.98	$8.41	$9.08	$8.61	$9.03	$8.95	$8.39

Total return	11.65%	6.07%	4.22%	7.35%	38.55%	11.28%	5.89%	4.01%	6.97%	38.22%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$523	$164	$186	$89	$75	$229,726	$184,008	$194,341	$193,160	$109,660
Ratio of expenses to average net assets:
After waivers	0.90%	0.83%	0.70%	0.70%	0.70%	1.15%	1.08%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.87%	0.77%	0.50%	0.32%	0.59%	1.12%	1.02%	0.75%	0.57%	0.84%
Before waivers and fees paid indirectly	0.90%	0.83%	0.75%	0.76%	0.90%	1.15%	1.08%	1.00%	1.01%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers	0.15%	0.10%	(0.03)%	0.27%	(0.19)%	(0.09)%	(0.15)%	(0.28)%	0.02%	(0.44)%
After waivers and fees paid indirectly	0.18%	0.16%	0.17%	0.65%	(0.08)%	(0.06)%	(0.09)%	(0.08)%	0.40%	(0.33)%
Before waivers and fees paid indirectly	0.15%	0.10%	(0.08)%	0.21%	(0.39)%	(0.09)%	(0.15)%	(0.33)%	(0.04)%	(0.64)%
Portfolio turnover rate	38%	126%	131%	160%	161%	38%	126%	131%	160%	161%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—	$— #	$— #	$0.01	$—	$—	$— #	$0.01	$0.01

EQ Advisors Trust	Financial Highlights	167

Financial Highlights (cont’d)

EQ/FI Mid Cap Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003	2007(e)	2006(e)		2005(e)	2004	2003
Net asset value, beginning of year	$10.75	$10.35	$11.13	$10.20	$7.08	$10.65	$10.26		$11.08	$10.15	$7.07

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.02	0.02	0.05	0.01	(0.01)	—	#	(0.01)	0.04	(0.01)
Net realized and unrealized gain on investments and foreign currency transactions	0.84	1.16	0.69	1.59	3.11	0.84	1.14		0.68	1.57	3.09

Total from investment operations	0.86	1.18	0.71	1.64	3.12	0.83	1.14		0.67	1.61	3.08

Less distributions:
Dividends from net investment income	—	(0.03)	—	(0.07)	—	—	—	#	—	(0.04)	—
Distributions from realized gains	(1.52)	(0.75)	(1.49)	(0.64)	—	(1.52)	(0.75)		(1.49)	(0.64)	—

Total dividends and distributions	(1.52)	(0.78)	(1.49)	(0.71)	—	(1.52)	(0.75)		(1.49)	(0.68)	—

Net asset value, end of year	$10.09	$10.75	$10.35	$11.13	$10.20	$9.96	$10.65		$10.26	$11.08	$10.15

Total return	8.25%	11.79%	6.63%	16.32%	44.07%	8.05%	11.51%		6.39%	16.01%	43.56%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$63,363	$51,403	$13,551	$7,931	$2,835	$1,611,257	$1,516,836		$1,340,515	$1,161,685	$792,096
Ratio of expenses to average net assets:
After waivers	0.75%	0.75%	0.75%	0.75%	0.75%	1.00%	1.00%		1.00%	1.00%	1.00%
After waivers and fees paid indirectly	0.75%	0.72%	0.70%	0.71%	0.63%	1.00%	0.97	%(c)	0.95%	0.96%	0.88%
Before waivers and fees paid indirectly	0.81%	0.80%	0.75%	0.76%	0.78%	1.06%	1.05	%(c)	1.00%	1.01%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers	0.19%	0.19%	0.15%	0.62%	0.04%	(0.06)%	(0.04)%		(0.10)%	0.37%	(0.21)%
After waivers and fees paid indirectly	0.20%	0.22%	0.20%	0.66%	0.16%	(0.06)%	—	%‡‡	(0.05)%	0.41%	(0.09)%
Before waivers and fees paid indirectly	0.13%	0.15%	0.15%	0.61%	0.01%	(0.12)%	(0.08)%		(0.10)%	0.36%	(0.24)%
Portfolio turnover rate	112%	155%	149%	123%	159%	112%	155%		149%	123%	159%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$0.01	$— #	$—	$— #	$— #	$0.01	$—	#	$—	$— #	$— #

168	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Franklin Income Portfolio:

	Class IA			Class IB
	Year Ended December 31, 2007(e)	September 15, 2006* to December 31, 2006(e)		Year Ended December 31, 2007(e)	September 15, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.41	$10.00		$10.41	$10.00

Income (loss) from investment operations:
Net investment income	0.63	0.13		0.54	0.12
Net realized and unrealized gain (loss) on investments	(0.38)	0.35		(0.32)	0.35

Total from investment operations	0.25	0.48		0.22	0.47

Less distributions:
Dividends from net investment income	(0.35)	(0.07)		(0.32)	(0.06)
Distributions from realized gains	(0.03)	—		(0.03)	—

Total dividends and distributions	(0.38)	(0.07)		(0.35)	(0.06)

Net asset value, end of period	$10.28	$10.41		$10.28	$10.41

Total return (b)	2.36%	4.81%		2.07%	4.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$275,884	$1,572		$713,523	$153,843
Ratio of expenses to average net assets:
After waivers and fees paid indirectly (a)	1.05%	1.05%		1.30%	1.30%
Before waivers and fees paid indirectly (a)	1.05%	1.28	%(c)	1.30%	1.53	%(c)
Ratio of net investment income to average net assets:
After waivers and fees paid indirectly (a)	5.83%	4.31%		5.06%	4.03%
Before waivers and fees paid indirectly (a)	5.83%	3.65%		5.06%	3.80%
Portfolio turnover rate	20%	7%		20%	7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$0.02		$—	$0.01

EQ Advisors Trust	Financial Highlights	169

Financial Highlights (cont’d)

EQ/Franklin Small Cap Value Portfolio

	Class IA			Class IB
	Year Ended December 31, 2007(e)	September 15, 2006* to December 31, 2006(e)		Year Ended December 31, 2007(e)		September 15, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.85	$10.00		$10.85		$10.00

Income (loss) from investment operations:
Net investment income	0.12	0.03		0.09		0.02
Net realized and unrealized gain (loss) on investments	(1.03)	0.84		(1.03)		0.85

Total from investment operations	(0.91)	0.87		(0.94)		0.87

Less distributions:
Dividends from net investment income	(0.07)	(0.02)		(0.04)		(0.02)
Distributions from realized gain	(0.03)	—		(0.03)		—

Total dividends and distributions	(0.10)	(0.02)		(0.07)		(0.02)

Net asset value, end of period	$9.84	$10.85		$9.84		$10.85

Total return (b)	(8.39)%	8.74%		(8.63)%		8.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$246,846	$2,287		$67,492		$19,238
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%	1.05%		1.30%		1.30%
Before waivers and reimbursements (a)	1.08%	2.90	%(c)	1.33	%(c)	3.15	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.12%	1.07%		0.78%		0.66%
Before waivers and reimbursements (a)	1.09%	(1.45)%		0.73%		(1.07)%
Portfolio turnover rate	3%	0%		3%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.08		$0.01		$0.05

170	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/GAMCO Mergers and Acquisitions Portfolio:

	Class IA	Class IB
	June 8, 2007* to December 31, 2007(e)	Year Ended December 31,					May 1, 2003* to December 31, 2003(e)
		2007(e)		2006(e)	2005(e)	2004
Net asset value, beginning of period	$13.28	$12.45		$11.61	$11.37	$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09	0.11		0.25	0.12	0.01		(0.02)
Net realized and unrealized loss on investments and foreign currency transactions	(0.48)	0.31		1.16	0.40	0.58		1.10

Total from investment operations	(0.39)	0.42		1.41	0.52	0.59		1.08

Less distributions:
Dividends from net investment income	(0.12)	(0.09)		(0.23)	(0.07)	(0.01)		—
Distributions from realized gains	(0.55)	(0.55)		(0.34)	(0.21)	(0.24)		(0.05)

Total dividends and distributions	(0.67)	(0.64)		(0.57)	(0.28)	(0.25)		(0.05)

Net asset value, end of period	$12.22	$12.23		$12.45	$11.61	$11.37		$11.03

Total return (b)	(2.87)%	3.42%		12.16%	4.54%	5.35%		10.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,580	$165,261		$115,091	$42,040	$8,080		$3,325
Ratio of expenses to average net assets:
After waivers (a)	1.09%	1.34	%(c)	1.45%	1.45%	1.45%		1.45%
After waivers and fees paid indirectly (a)	1.08%	1.33	%(c)	1.37%	1.38%	1.45%		N/A
Before waivers and fees paid indirectly (a)	1.09%	1.34	%(c)	1.45%	1.73%	2.36%		1.66%
Ratio of net investment income to average net assets:
After waivers (a)	1.17%	0.83%		1.97%	0.93%	0.10%		(0.29)%
After waivers and fees paid indirectly (a)	1.19%	0.86%		2.05%	1.00%	0.10%		N/A
Before waivers and fees paid indirectly (a)	1.17%	0.83%		1.97%	0.65%	(0.81)%		(0.50)%
Portfolio turnover rate	268%	268%		249%	179%	149%		87%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$—		$—	$0.03	$0.10	$	**

EQ Advisors Trust	Financial Highlights	171

Financial Highlights (cont’d)

EQ/GAMCO Small Company Value Portfolio:

	Class IA	Class IB
	July 13, 2007* to December 31, 2007(e)	Year Ended December 31,
		2007(e)		2006(e)	2005(e)	2004	2003(e)
Net asset value, beginning of period	$35.40	$30.13		$26.91	$27.75	$23.56	$17.16

Income (loss) from investment operations:
Net investment income	0.14	0.22		0.10	0.13	0.01	— #
Net realized and unrealized (loss) on investments and foreign currency transactions	(2.61)	2.55		4.91	1.06	4.90	6.42

Total from investment operations	(2.47)	2.77		5.01	1.19	4.91	6.42

Less distributions:
Dividends from net investment income	(0.22)	(0.14)		(0.25)	(0.12)	— #	(0.02)
Distributions from realized gains	(1.17)	(1.17)		(1.54)	(1.91)	(0.72)	—

Total dividends and distributions	(1.39)	(1.31)		(1.79)	(2.03)	(0.72)	(0.02)

Net asset value, end of period	$31.54	$31.59		$30.13	$26.91	$27.75	$23.56

Total return (b)	(6.86)%	9.32%		18.82%	4.33%	20.93%	37.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$337,261	$1,001,617		$727,119	$586,954	$470,869	$396,914
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.85%	1.10	%(c)	1.13%	1.09%	1.16%	N/A
Before fees paid indirectly (a)	0.88%	1.13	%(c)	1.14%	1.10%	1.17%	1.08%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	0.92%	0.66%		0.33%	0.46%	0.06%	N/A
Before fees paid indirectly (a)	0.89%	0.64%		0.32%	0.45%	0.05%	0.01%
Portfolio turnover rate	42%	42%		19%	22%	10%	8%

172	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/International Core PLUS Portfolio (formerly, MarketPLUS International Core Portfolio):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007	2006(e)	2005(e)	2004	2003	2007		2006(e)		2005(e)	2004	2003
Net asset value, beginning of year	$13.89	$12.47	$10.80	$9.64	$7.35	$13.90		$12.48		$10.81	$9.64	$7.35

Income from investment operations:
Net investment income	0.23	0.15	0.15	0.09	0.07	0.22		0.14		0.12	0.08	0.05
Net realized and unrealized gain on investments and foreign currency transactions	1.79	2.26	1.73	1.24	2.34	1.76		2.24		1.73	1.23	2.34

Total from investment operations	2.02	2.41	1.88	1.33	2.41	1.98		2.38		1.85	1.31	2.39

Less distributions:
Dividends from net investment income	(0.10)	(0.19)	(0.20)	(0.17)	(0.12)	(0.06)		(0.16)		(0.17)	(0.14)	(0.10)
Distributions from realized gains	(3.05)	(0.80)	(0.01)	—	—	(3.05)		(0.80)		(0.01)	—	—

Total dividends and distributions	(3.15)	(0.99)	(0.21)	(0.17)	(0.12)	(3.11)		(0.96)		(0.18)	(0.14)	(0.10)

Net asset value, end of year	$12.76	$13.89	$12.47	$10.80	$9.64	$12.77		$13.90		$12.48	$10.81	$9.64

Total return	15.54%	19.57%	17.43%	13.86%	33.05%	15.20%		19.25%		17.12%	13.68%	32.54%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$723,648	$430,037	$119,304	$74,741	$320	$1,193,151		$1,117,308		$828,324	$609,846	$357,162
Ratio of expenses to average net assets:
After waivers	0.88%	0.95%	0.95%	0.95%	0.95%	1.13	%(c)	1.20%		1.20%	1.20%	1.20%
After waivers and fees paid indirectly	0.79%	0.95%	0.93%	0.92%	0.93%	1.04%		1.20%		1.18%	1.17%	1.18%
Before waivers and fees paid indirectly	0.90%	1.01%	1.00%	1.02%	1.06%	1.15	%(c)	1.26	%(c)	1.25%	1.27%	1.31%
Ratio of net investment income to average net assets:
After waivers	1.57%	1.08%	1.32%	0.98%	0.90%	1.49%		1.03%		1.07%	0.73%	0.65%
After waivers and fees paid indirectly	1.66%	1.08%	1.34%	1.01%	0.92%	1.60%		1.04%		1.09%	0.76%	0.67%
Before waivers and fees paid indirectly	1.55%	1.02%	1.27%	0.91%	0.79%	1.47%		0.98%		1.02%	0.66%	0.54%
Portfolio turnover rate	95%	25%	24%	19%	12%	95%		25%		24%	19%	12%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$0.01	$0.01	$0.01	$0.01	$—	#	$0.01		$0.01	$0.01	$0.01

EQ Advisors Trust	Financial Highlights	173

Financial Highlights (cont’d)

EQ/International Growth Portfolio:

	Class IB
	Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003(e)
Net asset value, beginning of year	$6.50	$5.21	$4.68	$4.51	$3.46

Income from investment operations:
Net investment income	0.04	0.06	0.04	0.03	0.03
Net realized and unrealized gain on investments and foreign currency transactions	1.00	1.28	0.56	0.20	1.04

Total from investment operations	1.04	1.34	0.60	0.23	1.07

Less distributions:
Dividends from net investment income	(0.04)	(0.05)	(0.07)	(0.05)	(0.02)
Distributions from realized gains	(0.26)	—	—	(0.01)	—

Total dividends and distributions	(0.30)	(0.05)	(0.07)	(0.06)	(0.02)

Net asset value, end of year	$7.24	$6.50	$5.21	$4.68	$4.51

Total return	16.14%	25.65%	12.98%	5.27%	30.94%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$361,284	$164,899	$73,080	$53,426	$55,645
Ratio of expenses to average net assets:
After fees paid indirectly	1.37%	1.42%	1.14%	N/A	1.14%
Before fees paid indirectly	1.37%	1.42%	1.31%	1.32%	1.14%
Ratio of net investment income to average net assets:
After fees paid indirectly	0.61%	1.01%	0.79%	N/A	0.85%
Before fees paid indirectly	0.61%	1.01%	0.62%	0.57%	0.85%
Portfolio turnover rate	57%	79%	131%	154%	54%

174	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/JPMorgan Core Bond Portfolio:

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004(e)	2003(e)	2007(e)	2006(e)		2005(e)	2004(e)	2003(e)
Net asset value, beginning of year	$10.96	$11.00	$11.14	$11.18	$11.19	$10.97	$11.01		$11.15	$11.19	$11.19

Income (loss) from investment operations:
Net investment income	0.56	0.55	0.42	0.33	0.34	0.53	0.50		0.39	0.30	0.31
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.20)	(0.08)	(0.14)	0.15	0.06	(0.20)	(0.06)		(0.14)	0.15	0.08

Total from investment operations	0.36	0.47	0.28	0.48	0.40	0.33	0.44		0.25	0.45	0.39

Less distributions:
Dividends from net investment income	(0.52)	(0.51)	(0.40)	(0.32)	(0.34)	(0.49)	(0.48)		(0.37)	(0.29)	(0.32)
Distributions from realized gains	—	—	(0.02)	(0.20)	(0.07)	—	—		(0.02)	(0.20)	(0.07)

Total dividends and distributions	(0.52)	(0.51)	(0.42)	(0.52)	(0.41)	(0.49)	(0.48)		(0.39)	(0.49)	(0.39)

Net asset value, end of year	$10.80	$10.96	$11.00	$11.14	$11.18	$10.81	$10.97		$11.01	$11.15	$11.19

Total return	3.35%	4.28%	2.50%	4.31%	3.62%	3.08%	4.01%		2.24%	4.13%	3.38%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$633,814	$105,248	$11,367	$5,715	$2,122	$1,529,392	$1,491,463		$1,392,453	$1,208,076	$1,081,959
Ratio of expenses to average net assets	0.56%	0.56%	0.49%	0.50%	0.52%	0.81%	0.81	%(c)	0.74%	0.75%	0.77%
Ratio of net investment income to average net assets	5.02%	4.87%	3.75%	2.93%	2.98%	4.78%	4.50%		3.50%	2.68%	2.73%
Portfolio turnover rate	513%	543%	588%	560%	464%	513%	543%		588%	560%	464%

EQ Advisors Trust	Financial Highlights	175

Financial Highlights (cont’d)

EQ/JPMorgan Value Opportunities Portfolio:

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003	2007(e)	2006(e)		2005(e)	2004	2003
Net asset value, beginning of year	$14.16	$12.59	$12.30	$11.23	$8.97	$14.19	$12.61		$12.32	$11.26	$8.99

Income (loss) from investment operations:
Net investment income	0.23	0.24	0.20	0.19	0.15	0.20	0.21		0.16	0.17	0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.39)	2.36	0.32	1.07	2.27	(0.39)	2.37		0.33	1.04	2.27

Total from investment operations	(0.16)	2.60	0.52	1.26	2.42	(0.19)	2.58		0.49	1.21	2.41

Less distributions:
Dividends from net investment income	(0.24)	(0.25)	(0.23)	(0.19)	(0.16)	(0.21)	(0.22)		(0.20)	(0.15)	(0.14)
Distributions from realized gains	(2.13)	(0.78)	—	—	—	(2.13)	(0.78)		—	—	—

Total dividends and distributions	(2.37)	(1.03)	(0.23)	(0.19)	(0.16)	(2.34)	(1.00)		(0.20)	(0.15)	(0.14)

Net asset value, end of year	$11.63	$14.16	$12.59	$12.30	$11.23	$11.66	$14.19		$12.61	$12.32	$11.26

Total return	(0.93)%	20.65%	4.21%	11.21%	27.04%	(1.18)%	20.40%		3.94%	10.81%	26.81%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,890	$1,791	$399	$129	$108	$559,519	$645,905		$602,237	$642,993	$613,776
Ratio of expenses to average net assets:
After waivers	0.70%	0.70%	0.67%	0.70%	0.70%	0.95%	0.95%		0.92%	0.95%	0.95%
After waivers and fees paid indirectly	0.70%	0.70%	0.67%	0.51%	0.68%	0.95%	0.95%		0.92%	0.76%	0.93%
Before waivers and fees paid indirectly	0.74%	0.73%	0.67%	0.70%	0.70%	0.99%	0.98	%(c)	0.92%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers	1.62%	1.75%	1.58%	1.53%	1.67%	1.37%	1.53%		1.33%	1.28%	1.42%
After waivers and fees paid indirectly	1.62%	1.75%	1.58%	1.72%	1.69%	1.37%	1.53%		1.33%	1.47%	1.44%
Before waivers and fees paid indirectly	1.58%	1.72%	1.58%	1.53%	1.67%	1.33%	1.51%		1.33%	1.28%	1.42%
Portfolio turnover rate	79%	78%	67%	91%	43%	79%	78%		67%	91%	43%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$— #	$—	$—	$—	$0.01	$—	#	$—	$—	$—

176	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Large Cap Core PLUS Portfolio (formerly, MarketPLUS Large Cap Core Portfolio):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007	2006(e)	2005(e)	2004	2003	2007		2006(e)		2005(e)	2004	2003
Net asset value, beginning of year	$11.30	$10.09	$9.46	$8.54	$7.04	$11.31		$10.10		$9.47	$8.55	$7.04

Income from investment operations:
Net investment income	0.16	0.11	0.07	0.07	0.07	0.15		0.09		0.05	0.05	0.05
Net realized and unrealized gain on investments and foreign currency transactions	0.28	1.22	0.64	0.93	1.50	0.26		1.22		0.63	0.92	1.51

Total from investment operations	0.44	1.33	0.71	1.00	1.57	0.41		1.31		0.68	0.97	1.56

Less distributions:
Dividends from net investment income	(0.18)	(0.12)	(0.08)	(0.08)	(0.07)	(0.15)		(0.10)		(0.05)	(0.05)	(0.05)
Distributions from realized gains	(2.48)	—	—	—	—	(2.48)		—		—	—	—

Total dividends and distributions	(2.66)	(0.12)	(0.08)	(0.08)	(0.07)	(2.63)		(0.10)		(0.05)	(0.05)	(0.05)

Net asset value, end of year	$9.08	$11.30	$10.09	$9.46	$8.54	$9.09		$11.31		$10.10	$9.47	$8.55

Total return	4.17%	13.22%	7.46%	11.67%	22.28%	3.90%		12.92%		7.18%	11.37%	22.12%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$297	$201	$191	$116	$98	$284,177		$329,937		$338,735	$341,346	$311,991
Ratio of expenses to average net assets:
After waivers	0.70%	0.70%	0.70%	0.70%	0.70%	0.95%		0.95%		0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.56%	0.69%	0.69%	0.66%	0.69%	0.81	%(c)	0.94%		0.94%	0.91%	0.94%
Before waivers and fees paid indirectly	0.75%	0.73%	0.70%	0.70%	0.71%	1.00%		0.98	%(c)	0.95%	0.95%	0.96%
Ratio of net investment income to average net assets:
After waivers	1.31%	1.05%	0.73%	0.80%	0.93%	1.01%		0.83%		0.48%	0.55%	0.68%
After waivers and fees paid indirectly	1.45%	1.06%	0.74%	0.84%	0.94%	1.17%		0.84%		0.49%	0.59%	0.69%
Before waivers and fees paid indirectly	1.26%	1.02%	0.73%	0.80%	0.92%	0.97%		0.80%		0.48%	0.55%	0.67%
Portfolio turnover rate	109%	33%	47%	90%	88%	109%		33%		47%	90%	88%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$— #	$—	$—	$— #	$—	#	$—	#	$—	$—	$— #

EQ Advisors Trust	Financial Highlights	177

Financial Highlights (cont’d)

EQ/Large Cap Growth PLUS Portfolio (formerly, MarketPLUS Large Cap Growth Portfolio):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007	2006(e)	2005(e)	2004(e)	2003	2007		2006(e)		2005(e)	2004(e)	2003
Net asset value, beginning of year	$15.74	$14.57	$13.32	$11.80	$9.10	$15.40		$14.29		$13.11	$11.64	$9.00

Income (loss) from investment operations:
Net investment income (loss)	0.10	— #	(0.01)	(0.01)	(0.01)	0.06		(0.04)		(0.04)	(0.04)	(0.04)
Net realized and unrealized gain on investments and foreign currency transactions	2.39	1.17	1.26	1.53	2.71	2.35		1.15		1.22	1.51	2.68

Total from investment operations	2.49	1.17	1.25	1.52	2.70	2.41		1.11		1.18	1.47	2.64

Less distributions:
Dividends from net investment income	(0.11)	—	—	—	—	(0.06)		—		—	—	—

Net asset value, end of year	$18.12	$15.74	$14.57	$13.32	$11.80	$17.75		$15.40		$14.29	$13.11	$11.64

Total return	15.81%	8.03%	9.38%	12.88%	29.67%	15.66%		7.77%		9.00%	12.63%	29.33%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$7,371	$4,679	$3,304	$1,988	$27,996	$978,032		$860,495		$916,611	$958,680	$935,920
Ratio of expenses to average net assets:
After waivers	0.73%	0.77%	0.71%	0.71%	0.72%	0.98	%(c)	1.02	%(c)	0.96%	0.96%	0.97%
After waivers and fees paid indirectly	0.58%	0.75%	0.68%	0.66%	0.71%	0.83%		1.00	%(c)	0.93%	0.91%	0.96%
Before waivers and fees paid indirectly	0.74%	0.77%	0.71%	0.71%	0.72%	0.99%		1.02	%(c)	0.96%	0.96%	0.97%
Ratio of net investment loss to average net assets:
After waivers	0.49%	(0.04)%	(0.11)%	(0.10)%	(0.10)%	0.24%		(0.30)%		(0.36)%	(0.35)%	(0.35)%
After waivers and fees paid indirectly	0.64%	(0.02)%	(0.08)%	(0.05)%	(0.09)%	0.39%		(0.28)%		(0.33)%	(0.30)%	(0.34)%
Before waivers and fees paid indirectly	0.49%	(0.04)%	(0.11)%	(0.10)%	(0.10)%	0.23%		(0.30)%		(0.36)%	(0.35)%	(0.35)%
Portfolio turnover rate	136%	130%	97%	101%	105%	136%		130%		97%	101%	105%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$— #	$—	$—	$—	$—	$—	#	$—		$—	$—	$—

178	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Legg Mason Value Equity Portfolio:

	Class IA			Class IB
	Year Ended December 31,		October 3, 2005* to December 31, 2005(e)	Year Ended December 31,				October 3, 2005* to December 31, 2005(e)
	2007(e)	2006(e)		2007(e)		2006(e)
Net asset value, beginning of period	$11.19	$10.45	$10.00	$11.18		$10.47		$10.00

Income (loss) from investment operations:
Net investment income	0.03	0.03	0.01	(0.01)		—	#	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.67)	0.71	0.47	(0.65)		0.71		0.47

Total from investment operations	(0.64)	0.74	0.48	(0.66)		0.71		0.47

Less distributions:
Dividends from net investment income	—	— #	(0.03)	—		—	#	— #
Distributions from realized gains	(0.23)	— #	—	(0.23)		—	#	—

Total dividends and distributions	(0.23)	— #	(0.03)	(0.23)		—	#	— #

Net asset value, end of period	$10.32	$11.19	$10.45	$10.29		$11.18		$10.47

Total return (b)	(5.70)%	7.12%	4.80%	(5.88)%		6.81%		4.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,246	$112	$105	$213,065		$203,514		$32,087
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%	0.75%	1.00%		1.00%		1.00%
After waivers and fees paid indirectly (a)	0.72%	0.72%	0.74%	0.97	%(c)	0.97	%(c)	0.99%
Before waivers and fees paid indirectly (a)	0.82%	0.84%	3.64%	1.07%		1.09%		3.89%
Ratio of net investment income to average net assets:
After waivers (a)	0.28%	0.21%	0.35%	(0.07)%		(0.05)%		0.10%
After waivers and fees paid indirectly (a)	0.30%	0.24%	0.36%	(0.05)%		(0.01)%		0.11%
Before waivers and fees paid indirectly (a)	0.21%	0.12%	(2.54)%	(0.15)%		(0.14)%		(2.79)%
Portfolio turnover rate	29%	9%	— %‡	29%		9%		— %‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$0.07	$0.01		$0.01		$0.07

EQ Advisors Trust	Financial Highlights	179

Financial Highlights (cont’d)

EQ/Long Term Bond Portfolio:

	Class IA							Class IB
	Year Ended December 31,							Year Ended December 31,		April 29, 2005* to December 31, 2005(e)
	2007(e)	2006(e)	2005(e)		2004	2003(e)		2007(e)	2006(e)
Net asset value, beginning of year	$13.27	$13.54	$13.54		$14.37		$14.53	$13.27	$13.55	$13.77

Income (loss) from investment operations:
Net investment income	0.67	0.63	0.60		0.77		0.69	0.64	0.60	0.38
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.33	(0.33)	(0.19)		0.32		— #	0.32	(0.35)	(0.23)

Total from investment operations	1.00	0.30	0.41		1.09		0.69	0.96	0.25	0.15

Less distributions:
Dividends from net investment income	(0.58)	(0.57)	(0.29)		(1.50)		(0.84)	(0.54)	(0.53)	(0.25)
Distributions from realized gains	—	—	(0.12)		(0.42)		(0.01)	—	—	(0.12)

Total dividends and distributions	(0.58)	(0.57)	(0.41)		(1.92)		(0.85)	(0.54)	(0.53)	(0.37)

Net asset value, end of year	$13.69	$13.27	$13.54		$13.54		$14.37	$13.69	$13.27	$13.55

Total return	7.72%	2.08%	3.03%		7.92%		4.81%	7.35%	1.82%	1.13%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,117,060	$693,119	$537,340		$100,561		$108,325	$147,867	$108,067	$58,672
Ratio of expenses to average net assets:
After waivers	0.53%	0.55%	0.60	%(c)	0.75%		0.66%	0.78%	0.80%	0.85	%(c)
After waivers and fees paid indirectly	0.53%	0.55%	0.60	%(c)	N/A		0.66%	0.78%	0.80%	0.85	%(c)
Before waivers and fees paid indirectly	0.53%	0.55%	0.60	%(c)	0.75%		0.66%	0.78%	0.80%	0.85	%(c)
Ratio of net investment income to average net assets:
After waivers	4.99%	4.75%	4.36	%(c)	4.69%		4.65%	4.73%	4.50%	4.11	%(c)
After waivers and fees paid indirectly	4.99%	4.75%	4.36	%(c)	N/A		4.65%	4.73%	4.50%	4.11	%(c)
Before waivers and fees paid indirectly	4.99%	4.75%	4.36	%(c)	4.69%		4.65%	4.73%	4.50%	4.11	%(c)
Portfolio turnover rate	522%	233%	69%		36%		18%	522%	233%	69%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—	$—		$— #	$	**	$—	$—	$—

180	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Lord Abbett Growth and Income Portfolio:

	Class IA				Class IB
	Year Ended December 31,			April 29, 2005* to December 31, 2005(e)	Year Ended December 31,			April 29, 2005* to December 31, 2005(e)
	2007(e)	2006(e)			2007(e)	2006(e)
Net asset value, beginning of period	$12.36	$10.67		$10.00	$12.37	$10.68		$10.00

Income from investment operations:
Net investment income	0.17	0.22		0.10	0.14	0.16		0.08
Net realized and unrealized gain on investments and foreign currency transactions	0.29	1.65		0.66	0.28	1.68		0.66

Total from investment operations	0.46	1.87		0.76	0.42	1.84		0.74

Less distributions:
Dividends from net investment income	(0.18)	(0.10)		(0.07)	(0.14)	(0.07)		(0.04)
Distributions from realized gains	(0.49)	(0.08)		(0.02)	(0.49)	(0.08)		(0.02)

Total dividends and distributions	(0.67)	(0.18)		(0.09)	(0.63)	(0.15)		(0.06)

Net asset value, end of period	$12.15	$12.36		$10.67	$12.16	$12.37		$10.68

Total return (b)	3.79%	17.48%		7.55%	3.43%	17.26%		7.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$65,415	$74,235		$108	$172,888	$156,413		$38,230
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%	0.75%		0.75%	1.00%	1.00%		1.00%
After waivers, reimbursements, and fees paid indirectly (a)	0.73%	0.74%		0.72%	0.98%	0.99%		0.97%
Before waivers, reimbursements, and fees paid indirectly (a)	0.81%	0.88	%(c)	1.50%	1.06%	1.13	%(c)	1.75%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.35%	1.75%		1.43%	1.08%	1.33%		1.18%
After waivers, reimbursements, and fees paid indirectly (a)	1.36%	1.76%		1.46%	1.10%	1.34%		1.21%
Before waivers, reimbursements, and fees paid indirectly (a)	1.29%	1.67%		0.68%	1.02%	1.19%		0.43%
Portfolio turnover rate	85%	49%		19%	85%	49%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01		$0.05	$0.01	$0.02		$0.05

EQ Advisors Trust	Financial Highlights	181

Financial Highlights (cont’d)

EQ/Lord Abbett Large Cap Core Portfolio:

	Class IA			Class IB
	Year Ended December 31,		April 29, 2005* to December 31, 2005(e)	Year Ended December 31,				April 29, 2005* to December 31, 2005(e)
	2007(e)	2006(e)		2007(e)		2006(e)
Net asset value, beginning of period	$11.88	$10.69	$10.00	$11.89		$10.69		$10.00

Income from investment operations:
Net investment income	0.13	0.14	0.08	0.10		0.11		0.06
Net realized and unrealized gain on investments	1.16	1.24	0.67	1.16		1.25		0.67

Total from investment operations	1.29	1.38	0.75	1.26		1.36		0.73

Less distributions:
Dividends from net investment income	(0.12)	(0.12)	(0.06)	(0.09)		(0.09)		(0.04)
Distributions from realized gains	(0.46)	(0.07)	—	(0.46)		(0.07)		—

Total dividends and distributions	(0.58)	(0.19)	(0.06)	(0.55)		(0.16)		(0.04)

Net asset value, end of period	$12.59	$11.88	$10.69	$12.60		$11.89		$10.69

Total return (b)	10.99%	12.92%	7.53%	10.69%		12.63%		7.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,262	$121	$107	$91,751		$58,690		$27,015
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%	0.75%	0.75%	1.00%		1.00%		1.00%
After waivers, reimbursements, and fees paid indirectly (a)	0.74%	0.74%	0.74%	0.99%		0.99%		0.99%
Before waivers, reimbursements, and fees paid indirectly (a)	0.86%	1.03%	1.89%	1.11	%(c)	1.28	%(c)	2.14%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.03%	1.21%	1.12%	0.82%		0.96%		0.87%
After waivers, reimbursements, and fees paid indirectly (a)	1.04%	1.22%	1.13%	0.83%		0.97%		0.88%
Before waivers, reimbursements, and fees paid indirectly (a)	0.92%	0.93%	(0.02)%	0.69%		0.70%		(0.27)%
Portfolio turnover rate	42%	36%	26%	42%		36%		26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03	$0.08	$0.02		$0.03		$0.08

182	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Marsico Focus Portfolio(q):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003	2007(e)	2006(e)	2005(e)	2004	2003
Net asset value, beginning of year	$16.90	$15.86	$14.67	$13.24	$10.07	$16.78	$15.75	$14.59	$13.20	$10.07

Income from investment operations:
Net investment income	0.09	0.07	0.03	0.01	— #	0.05	0.03	(0.01)†	(0.02)	(0.02)
Net realized and unrealized gain on investments and foreign currency transactions	2.30	1.42	1.56	1.42	3.17	2.27	1.41	1.56	1.41	3.15

Total from investment operations	2.39	1.49	1.59	1.43	3.17	2.32	1.44	1.55	1.39	3.13

Less distributions:
Dividends from net investment income	(0.08)	(0.07)	(0.01)	—	—	(0.03)	(0.03)	—	—	—
Distributions from realized gains	(1.51)	(0.38)	(0.39)	—	—	(1.51)	(0.38)	(0.39)	—	—

Total dividends and distributions	(1.59)	(0.45)	(0.40)	—	—	(1.54)	(0.41)	(0.39)	—	—

Net asset value, end of year	$17.70	$16.90	$15.86	$14.67	$13.24	$17.56	$16.78	$15.75	$14.59	$13.20

Total return	14.33%	9.55%	10.98%	10.80%	31.48%	14.08%	9.35%	10.65%	10.53%	31.08%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,968,509	$1,406,085	$1,014,881	$579,357	$338,365	$2,628,736	$2,250,340	$1,768,738	$1,257,708	$903,595
Ratio of expenses to average net assets:
After waivers	0.90%	0.90%	0.90%	0.90%	0.90%	1.15%	1.15%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly	0.90%	0.89%	0.89%	0.87%	0.85%	1.15%	1.14%	1.14%	1.12%	1.10%
Before waivers and fees paid indirectly	0.98%	0.95%	0.92%	0.94%	0.97%	1.23%	1.20%	1.17%	1.19%	1.22%
Ratio of net investment income (loss) to average net assets:
After waivers	0.50%	0.46%	0.19%	0.05%	(0.07)%	0.26%	0.20%	(0.06)%	(0.20)%	(0.32)%
After waivers and fees paid indirectly	0.50%	0.46%	0.20%	0.08%	(0.02)%	0.26%	0.21%	(0.05)%	(0.17)%	(0.27)%
Before waivers and fees paid indirectly	0.42%	0.40%	0.17%	0.01%	(0.14)%	0.18%	0.15%	(0.08)%	(0.24)%	(0.39)%
Portfolio turnover rate	71%	66%	66%	96%	72%	71%	66%	66%	96%	72%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$0.01	$— #	$0.01	$— #	$0.01	$0.01	$— #	$0.01	$— #

EQ Advisors Trust	Financial Highlights	183

Financial Highlights (cont’d)

EQ/Mid Cap Value PLUS Portfolio (formerly, MarketPLUS Mid Cap Value Portfolio):

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2007	2006(e)	2005(e)		2004(e)	2003	2007	2006(e)		2005(e)		2004(e)	2003
Net asset value, beginning of year	$14.37	$14.01	$14.05		$13.09	$9.85	$14.30	$13.95		$14.00		$13.08	$9.84

Income (loss) from investment operations:
Net investment income	0.19	0.08	0.09		0.03	0.09	0.16	0.04		0.05		— #	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.42)	1.68	1.51		2.20	3.22	(0.44)	1.67		1.50		2.19	3.22

Total from investment operations	(0.23)	1.76	1.60		2.23	3.31	(0.28)	1.71		1.55		2.19	3.28

Less distributions:
Dividends from net investment income	(0.19)	(0.08)	(0.10)		—	(0.07)	(0.15)	(0.04)		(0.06)		—	(0.04)
Distributions from realized gains	(3.56)	(1.32)	(1.54)		(1.27)	—	(3.56)	(1.32)		(1.54)		(1.27)	—

Total dividends and distributions	(3.75)	(1.40)	(1.64)		(1.27)	(0.07)	(3.71)	(1.36)		(1.60)		(1.27)	(0.04)

Net asset value, end of year	$10.39	$14.37	$14.01		$14.05	$13.09	$10.31	$14.30		$13.95		$14.00	$13.08

Total return	(1.29)%	12.76%	11.62%		18.14%	33.58%	(1.62)%	12.45%		11.31%		17.84%	33.36%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$26,777	$24,186	$16,535		$8,178	$26,522	$1,671,712	$1,897,629		$1,730,041		$1,438,673	$1,097,892
Ratio of expenses to average net assets:
After waivers	0.79%	0.83%	0.79%		0.82%	0.85%	1.04%	1.08%		1.04%		1.07%	1.10%
After waivers and fees paid indirectly	0.58%	0.82%	0.77%		0.80%	0.79%	0.83%	1.07	%(c)	1.02%		1.05%	1.04%
Before waivers and fees paid indirectly	0.79%	0.83%	0.79%		0.82%	0.85%	1.04%	1.08%		1.04%		1.07%	1.10%
Ratio of net investment income to average net assets:
After waivers	1.05%	0.53%	0.60%		0.21%	0.75%	0.82%	0.27%		0.35%		(0.04)%	0.50%
After waivers and fees paid indirectly	1.26%	0.54%	0.62%		0.23%	0.81%	1.03%	0.29%		0.37%		(0.02)%	0.56%
Before waivers and fees paid indirectly	1.05%	0.53%	0.60%		0.21%	0.75%	0.81%	0.27%		0.35%		(0.04)%	0.50%
Portfolio turnover rate	160%	66%	55	%(d)	74%	160%	160%	66%		55	%(d)	74%	160%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$—	$—		$—	$—	$— #	$—		$—		$—	$—

184	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Money Market Portfolio(s)(v):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003(e)	2007(e)	2006(e)	2005(e)	2004	2003(e)
Net asset value, beginning of year	$1.000	$1.000	$1.001	$1.002	$1.003	$1.000	$1.000	$1.000	$1.001	$1.002

Income (loss) from investment operations:
Net investment income	0.048	0.046	0.029	0.012	0.009	0.046	0.044	0.027	0.009	0.006
Net realized and unrealized gain (loss) on investments	—	— #	— #	(0.001)	— #	—	— #	— #	(0.001)	— #

Total from investment operations	0.048	0.046	0.029	0.011	0.009	0.046	0.044	0.027	0.008	0.006

Less distributions:
Dividends from net investment income	(0.048)	(0.046)	(0.030)	(0.012)	(0.010)	(0.046)	(0.044)	(0.027)	(0.009)	(0.007)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.001	$1.002	$1.000	$1.000	$1.000	$1.000	$1.001

Total return	4.97%	4.72%	2.85%	1.02%	0.82%	4.71%	4.46%	2.65%	0.77%	0.57%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$869,405	$831,695	$737,535	$598,718	$705,877	$1,199,272	$918,153	$773,184	$774,625	$942,215
Ratio of expenses to average net assets	0.45%	0.44%	0.39%	0.39%	0.39%	0.70%	0.69%	0.64%	0.64%	0.64%
Ratio of net investment income to average net assets	4.83%	4.65%	2.86%	1.01%	0.82%	4.57%	4.42%	2.61%	0.76%	0.57%

EQ Advisors Trust	Financial Highlights	185

Financial Highlights (cont’d)

EQ/Mutual Shares Portfolio:

	Class IA			Class IB
	Year Ended December 31, 2007(e)	September 15, 2006* to December 31, 2006(e)		Year Ended December 31, 2007(e)		September 15, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.74	$10.00		$10.74		$10.00

Income from investment operations:
Net investment income	0.17	0.03		0.16		0.02
Net realized and unrealized gain on investments, options written, and foreign currency transactions	0.04	0.73		0.02		0.73

Total from investment operations	0.21	0.76		0.18		0.75

Less distributions:
Dividends from net investment income	—	(0.02)		—		(0.01)
Distributions from realized gains	— #	—	#	—	#	—	#

Total dividends and distributions	— #	(0.02)		—	#	(0.01)

Net asset value, end of period	$10.95	$10.74		$10.92		$10.74

Total return (b)	1.97%	7.59%		1.69%		7.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$284,503	$10,797		$406,213		$99,547
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%		1.30%		1.30%
Before waivers (a)	1.11%	1.40	%(c)	1.36	%(c)	1.65	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	1.56%	0.95%		1.46%		0.67%
Before waivers (a)	1.50%	0.50%		1.42%		0.34%
Portfolio turnover rate	31%	4%		31%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01		$—	#	$0.01

186	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Oppenheimer Global Portfolio:

	Class IA			Class IB
	Year Ended December 31, 2007(e)	August 31, 2006* to December 31, 2006(e)		Year Ended December 31, 2007(e)		August 31, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$11.00	$10.00		$10.99		$10.00

Income from investment operations:
Net investment income	0.09	0.01		0.05		—	#
Net realized and unrealized gain on investments and foreign currency	0.56	1.00		0.58		0.99

Total from investment operations	0.65	1.01		0.63		0.99

Less dividends and distributions:
Dividends from net investment income	(0.06)	(0.01)		(0.03)		—
Distributions from realized gains	(0.11)	—	#	(0.11)		—	#

Total dividends and distributions	(0.17)	(0.01)		(0.14)		—

Net asset value, end of period	$11.48	$11.00		$11.48		$10.99

Total return (b)	5.94%	10.07%		5.66%		10.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,248	$4,410		$131,915		$26,740
Ratio of expenses to average net assets:
After waivers (a)	1.10%	1.10%		1.35%		1.35%
Before waivers (a)	1.46%	2.25	%(c)	1.71	%(c)	2.50	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	0.74%	0.30%		0.39%		0.13%
Before waivers (a)	0.38%	(1.11)%		(0.04)%		(0.93)%
Portfolio turnover rate	22%	6%		22%		6%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.04	$0.05		$0.05		$0.04

EQ Advisors Trust	Financial Highlights	187

Financial Highlights (cont’d)

EQ/Oppenheimer Main Street Opportunity Portfolio:

	Class IA			Class IB
	Year Ended December 31, 2007(e)	August 31, 2006* to December 31, 2006(e)		Year Ended December 31, 2007(e)	August 31, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.81	$10.00		$10.81	$10.00

Income from investment operations:
Net investment income	0.09	0.03		0.07	0.02
Net realized and unrealized gain on investments and foreign currency transactions	0.30	0.86		0.29	0.86

Total from investment operations	0.39	0.89		0.36	0.88

Less distributions:
Dividends from net investment income	(0.08)	(0.03)		(0.05)	(0.02)
Distributions from net realized gains	(0.50)	(0.05)		(0.50)	(0.05)

Total dividends and distributions	(0.58)	(0.08)		(0.55)	(0.07)

Net asset value, end of period	$10.62	$10.81		$10.62	$10.81

Total return (b)	3.69%	8.92%		3.42%	8.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,645	$5,445		$45,942	$13,705
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%	1.05%		1.30%	1.30%
Before waivers and reimbursements (a)	1.30%	2.43	%(c)	1.55%	2.68	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.84%	0.92%		0.57%	0.67%
Before waivers and reimbursements (a)	0.58%	(0.53)%		0.32%	(0.67)%
Portfolio turnover rate	168%	51%		168%	51%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.05		$0.03	$0.05

188	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Oppenheimer Main Street Small Cap Portfolio:

	Class IA			Class IB
	Year Ended December 31, 2007(e)	August 31, 2006* to December 31, 2006(e)		Year Ended December 31, 2007(e)		August 31, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.89	$10.00		$10.89		$10.00

Income (loss) from investment operations:
Net investment income	0.04	0.02		—	#	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.21)	0.92		(0.20)		0.92

Total from investment operations	(0.17)	0.94		(0.20)		0.93

Less distributions:
Dividends from net investment income	—	(0.02)		—		(0.01)
Distributions from net realized gains	(0.17)	(0.03)		(0.17)		(0.03)

Total dividends and distributions	(0.17)	(0.05)		(0.17)		(0.04)

Net asset value, end of period	$10.55	$10.89		$10.52		$10.89

Total return (b)	(1.51)%	9.34%		(1.78)%		9.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,093	$5,502		$74,604		$16,994
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%	1.05%		1.30%		1.30%
Before waivers and reimbursements (a)	1.38%	2.38	%(c)	1.63	%(c)	2.63	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.31%	0.46%		—	%‡‡	0.21%
Before waivers and reimbursements (a)	(0.02)%	(0.96)%		(0.36)%		(1.06)%
Portfolio turnover rate	137%	53%		137%		53%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.04	$0.05		$0.04		$0.05

EQ Advisors Trust	Financial Highlights	189

Financial Highlights (cont’d)

EQ/PIMCO Real Return Portfolio:

	Class IA	Class IB
	March 30, 2007* to December 31, 2007(e)	Year Ended December 31,
		2007(e)		2006(e)	2005(e)	2004	2003(e)
Net asset value, beginning of period	$10.06	$9.76		$10.14	$10.31	$10.33		$10.19

Income from investment operations:
Net investment income	0.34	0.43		0.43	0.34	0.20		0.24
Net realized and unrealized gain on investments, options written, futures, and foreign currency transactions	0.51	0.70		(0.41)	(0.26)	0.29		0.31

Total from investment operations	0.85	1.13		0.02	0.08	0.49		0.55

Less distributions:
Dividends from net investment income	(0.29)	(0.26)		(0.35)	(0.22)	(0.21)		(0.25)
Distributions from realized gains	(0.09)	(0.09)		(0.05)	(0.03)	(0.30)		(0.16)

Total dividends and distributions	(0.38)	(0.35)		(0.40)	(0.25)	(0.51)		(0.41)

Net asset value, end of period	$10.53	$10.54		$9.76	$10.14	$10.31		$10.33

Total return (b)	8.72%	11.43%		0.44%	0.77%	4.78%		5.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$705,347	$584,940		$375,504	$217,873	$60,511		$51,752
Ratio of expenses to average net assets:
After waivers (a)	0.65%	0.90%		0.70%	0.65%	0.65%		0.65%
Before waivers (a)	0.69%	0.94	%(c)	0.95%	0.96%	1.00%		0.82%
Ratio of net investment income to average net assets:
After waivers (a)	4.45%	4.27%		4.20%	3.31%	2.04%		2.26%
Before waivers (a)	4.40%	4.21%		3.95%	3.00%	1.69%		2.09%
Portfolio turnover rate	1,088%	1,088%		1,040%	1,249%	396%		364%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01		$0.03	$0.03	$0.04	$	**

190	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Short Duration Bond Portfolio:

	Class IA				Class IB
	Year Ended December 31,		June 9, 2005* to December 31, 2005(e)		Year Ended December 31,						May 1, 2003* to December 31, 2003(e)
	2007(e)	2006(e)			2007(e)	2006(e)		2005(e)		2004
Net asset value, beginning of period	$9.98	$9.94	$10.02		$9.99	$9.95		$9.92		$9.98		$10.00

Income (loss) from investment operations:
Net investment income	0.46	0.43	0.38		0.44	0.40		0.28		0.23		0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.09	(0.01)	(0.33)		0.09	(0.01)		(0.14)		(0.06)		(0.04)

Total from investment operations	0.55	0.42	0.05		0.53	0.39		0.14		0.17		0.11

Less distributions:
Dividends from net investment income	(0.44)	(0.38)	(0.13)		(0.42)	(0.35)		(0.11)		(0.23)		(0.13)
Distributions from realized gains	—	—	—	#	—	—		—	#	—		—

Total dividends and distributions	(0.44)	(0.38)	(0.13)		(0.42)	(0.35)		(0.11)		(0.23)		(0.13)

Net asset value, end of period	$10.09	$9.98	$9.94		$10.10	$9.99		$9.95		$9.92		$9.98

Total return (b)	5.56%	4.22%	0.52%		5.28%	3.95%		1.38%		1.70%		1.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,131,300	$1,781,319	$1,219,936		$110,923	$85,346		$36,314		$13,442		$9,767
Ratio of expenses to average net assets:
After waivers (a)	0.58%	0.54%	0.40	%(c)	0.83%	0.79	%(c)	0.65	%(c)	0.65%		0.65%
Before waivers (a)	0.58%	0.54%	0.51	%(c)	0.83%	0.79	%(c)	0.76	%(c)	1.22%		0.72%
Ratio of net investment income to average net assets:
After waivers (a)	4.52%	4.21%	3.76	%(c)	4.28%	3.97%		3.51	%(c)	2.55%		2.54%
Before waivers (a)	4.52%	4.21%	3.65	%(c)	4.28%	3.97%		3.40	%(c)	1.98%		2.47%
Portfolio turnover rate	134%	101%	52%		134%	101%		52%		36%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$0.01		$—	$—		$0.01		$0.06	$	**

EQ Advisors Trust	Financial Highlights	191

Financial Highlights (cont’d)

EQ/Small Company Index Portfolio:

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2007(e)	2006(e)		2005(e)	2004	2003(e)	2007(e)	2006(e)		2005(e)	2004	2003(e)
Net asset value, beginning of year	$13.01	$11.68		$11.87	$10.47	$7.19	$13.01	$11.68		$11.87	$10.47	$7.19

Income (loss) from investment operations:
Net investment income	0.18	0.15		0.13	0.08	0.07	0.14	0.11		0.10	0.07	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.43)	1.94		0.40	1.79	3.26	(0.42)	1.94		0.40	1.77	3.26

Total from investment operations	(0.25)	2.09		0.53	1.87	3.33	(0.28)	2.05		0.50	1.84	3.30

Less distributions:
Dividends from net investment income	(0.21)	(0.13)		(0.12)	(0.09)	(0.05)	(0.18)	(0.09)		(0.09)	(0.06)	(0.02)
Distributions from realized gains	(0.94)	(0.63)		(0.60)	(0.38)	—	(0.94)	(0.63)		(0.60)	(0.38)	—

Total dividends and distributions	(1.15)	(0.76)		(0.72)	(0.47)	(0.05)	(1.12)	(0.72)		(0.69)	(0.44)	(0.02)

Net asset value, end of year	$11.61	$13.01		$11.68	$11.87	$10.47	$11.61	$13.01		$11.68	$11.87	$10.47

Total return	(1.55)%	17.98%		4.50%	17.97%	46.30%	(1.82)%	17.68%		4.24%	17.67%	45.94%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$130,825	$380,834		$24,343	$18,361	$7,462	$669,947	$687,050		$517,538	$480,368	$319,634
Ratio of expenses to average net assets	0.39%	0.38	%(c)	0.33%	0.38%	0.60%	0.64%	0.63	%(c)	0.58%	0.63%	0.85%
Ratio of net investment income to average net assets	1.36%	1.17%		1.09%	0.94%	0.75%	1.04%	0.87%		0.84%	0.69%	0.50%
Portfolio turnover rate	32%	26%		26%	21%	32%	32%	26%		26%	21%	32%

192	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/T. Rowe Price Growth Stock Portfolio(g):

	Class IA	Class IB
	May 16, 2007* to December 31, 2007(e)	Year Ended December 31,
		2007(e)		2006(e)	2005(e)	2004	2003(e)
Net asset value, beginning of period	$22.76	$21.20		$22.09	$21.25	$18.72		$12.24

Income from investment operations:
Net investment income	0.09	0.02		(0.13)	(0.17)	(0.17)		(0.11)
Net realized and unrealized loss on investments and foreign currency transactions	(0.09)	1.48		(0.76)	1.01	2.70		6.59

Total from investment operations	— #	1.50		(0.89)	0.84	2.53		6.48

Less distributions:
Dividends from net investment income	(0.07)	(0.02)		—	—	—		—
Distributions from realized gains	(1.24)	(1.24)		—	—	—		—

Total dividends and distributions	(1.31)	(1.26)		—	—	—		—

Net asset value, end of period	$21.45	$21.44		$21.20	$22.09	$21.25		$18.72

Total return (b)	0.24%	7.19%		(3.98)%	3.95%	13.51%		52.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,219	$590,564		$246,130	$302,413	$285,682		$282,945
Ratio of expenses to average net assets:
After waivers (a)	0.90%	1.15%		1.15%	1.13%	1.15%		1.08%
After waivers and fees paid indirectly (a)	0.62%	0.87	%(c)	1.15%	1.13%	1.14%		1.06%
Before waivers and fees paid indirectly (a)	0.93%	1.18	%(c)	1.18%	1.13%	1.17%		1.08%
Ratio of net investment income to average net assets:
After waivers (a)	0.33%	(0.10)%		(0.60)%	(0.84)%	(0.85)%		(0.72)%
After waivers and fees paid indirectly (a)	0.61%	0.10%		(0.60)%	(0.84)%	(0.84)%		(0.70)%
Before waivers and fees paid indirectly (a)	0.30%	(0.14)%		(0.62)%	(0.84)%	(0.87)%		(0.72)%
Portfolio turnover rate	169%	169%		40%	15%	18%		19%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$— #	$0.01		$0.01	$—	$— #	$	**

EQ Advisors Trust	Financial Highlights	193

Financial Highlights (cont’d)

EQ/Templeton Growth Portfolio:

	Class IA			Class IB
	Year Ended December 31, 2007(e)	September 15, 2006* to December 31, 2006(e)		Year Ended December 31, 2007(e)		September 15, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.79	$10.00		$10.79		$10.00

Income from investment operations:
Net investment income	0.09	0.03		0.12		0.02
Net realized and unrealized gain on investments and foreign currency translations	0.16	0.78		0.10		0.78

Total from investment operations	0.25	0.81		0.22		0.80

Less distributions:
Dividends from net investment income	(0.08)	(0.02)		(0.05)		(0.01)
Distributions from realized gains	(0.03)	—		(0.03)		—

Total dividends and distributions	(0.11)	(0.02)		(0.08)		(0.01)

Net asset value, end of period	$10.93	$10.79		$10.93		$10.79

Total return (b)	2.36%	8.11%		2.09%		8.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$274,235	$1,621		$319,465		$74,947
Ratio of expenses to average net assets:
After waivers (a)	1.10%	1.10%		1.35%		1.35%
After waivers, and fees paid indirectly (a)	1.10%	1.10%		1.35%		1.35%
Before waivers and fees paid indirectly (a)	1.15%	1.59	%(c)	1.40	%(c)	1.84	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	0.76%	1.03%		1.08%		0.50%
After waivers, and fees paid indirectly (a)	0.76%	1.03%		1.08%		0.50%
Before waivers and fees paid indirectly (a)	0.72%	0.10%		1.04%		0.03%
Portfolio turnover rate	5%	0%		5%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03		$—	#	$0.01

194	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/UBS Growth and Income Portfolio:

	Class IB
	Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003(e)
Net asset value, beginning of year	$6.82	$6.02	$5.56	$4.99		$3.95

Income from investment operations:
Net investment income	0.06	0.05	0.04	0.05		0.04
Net realized and unrealized gain on investments and foreign currency transactions	0.02	0.80	0.46	0.61		1.04

Total from investment operations	0.08	0.85	0.50	0.66		1.08

Less distributions:
Dividends from net investment income	(0.06)	(0.05)	(0.04)	(0.09)		(0.04)

Net asset value, end of year	$6.84	$6.82	$6.02	$5.56		$4.99

Total return	1.14%	14.10%	8.98%	13.28%		27.56%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$217,397	$212,510	$169,785	$132,682		$127,894
Ratio of expenses to average net assets:
After waivers	1.05%	1.05%	1.05%	1.05%		1.03%
After waivers and fees paid indirectly	1.04%	1.03%	1.04%	N/A		N/A
Before waivers and fees paid indirectly	1.16%	1.14%	1.11%	1.16%		1.03%
Ratio of net investment income to average net assets:
After waivers	0.80%	0.77%	0.74%	0.91%		0.84%
After waivers and fees paid indirectly	0.81%	0.79%	0.75%	N/A		N/A
Before waivers and fees paid indirectly	0.69%	0.68%	0.68%	0.80%		0.84%
Portfolio turnover rate	32%	35%	44%	40%		119%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$0.01	$— #	$0.01	$	* *

EQ Advisors Trust	Financial Highlights	195

Financial Highlights (cont’d)

EQ/Van Kampen Comstock Portfolio:

	Class IA				Class IB
	Year Ended December 31,			April 29, 2005* to December 31, 2005(e)	Year Ended December 31,		April 29, 2005* to December 31, 2005(e)
	2007(e)		2006(e)		2007(e)	2006(e)
Net asset value, beginning of period	$11.76		$10.43	$10.00	$11.77	$10.44	$10.00

Income (loss) from investment operations:
Net investment income	0.22		0.23	0.13	0.20	0.20	0.12
Net realized and unrealized gain (loss) on investments	(0.49)		1.46	0.41	(0.50)	1.46	0.40

Total from investment operations	(0.27)		1.69	0.54	(0.30)	1.66	0.52

Less distributions:
Dividends from net investment income	(0.22)		(0.18)	(0.09)	(0.19)	(0.15)	(0.06)
Distributions from realized gains	(0.41)		(0.18)	(0.02)	(0.41)	(0.18)	(0.02)

Total dividends and distributions	(0.63)		(0.36)	(0.11)	(0.60)	(0.33)	(0.08)

Net asset value, end of period	$10.86		$11.76	$10.43	$10.87	$11.77	$10.44

Total return (b)	(2.32)%		16.27%	5.37%	(2.57)%	15.97%	5.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$770		$122	$105	$319,390	$291,204	$113,526
Ratio of expenses to average net assets:
After waivers (a)	0.75%		0.75%	0.75%	1.00%	1.00%	1.00%
After waiver, and fees paid indirectly (a)	0.74%		0.74%	0.74%	0.99%	0.99%	0.99%
Before waivers and fees paid indirectly (a)	0.80%		0.81%	0.96%	1.05%	1.06%	1.21%
Ratio of net investment income to average net assets:
After waivers (a)	1.82	%(c)	2.06%	1.97%	1.62%	1.77%	1.72%
After waiver, and fees paid indirectly (a)	1.82	%(c)	2.07%	1.98%	1.62%	1.78%	1.73%
Before waivers and fees paid indirectly (a)	1.77	%(c)	2.00%	1.76%	1.57%	1.71%	1.51%
Portfolio turnover rate	23%		23%	18%	23%	23%	18%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.01	$0.01	$0.01	$0.01	$0.01

196	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Van Kampen Emerging Markets Equity Portfolio:

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2007(e)	2006(e)		2005(e)	2004	2003	2007(e)	2006(e)		2005(e)	2004	2003
Net asset value, beginning of year	$16.23	$12.87		$10.06	$8.20	$5.29	$16.22	$12.87		$10.06	$8.19	$5.28

Income from investment operations:
Net investment income	0.05	0.04		0.09	0.05	0.07	—	0.03		0.05	0.04	0.05
Net realized and unrealized gain on investments and foreign currency transactions	6.50	4.70		3.23	1.89	2.91	6.50	4.66		3.25	1.89	2.91

Total from investment operations	6.55	4.74		3.32	1.94	2.98	6.50	4.69		3.30	1.93	2.96

Less distributions:
Dividends from net investment income	—	(0.10)		(0.09)	(0.08)	(0.07)	—	(0.06)		(0.07)	(0.06)	(0.05)
Distributions from realized gains	(3.93)	(1.28)		(0.42)	—	—	(3.93)	(1.28)		(0.42)	—	—

Total dividends and distributions	(3.93)	(1.38)		(0.51)	(0.08)	(0.07)	(3.93)	(1.34)		(0.49)	(0.06)	(0.05)

Net asset value, end of year	$18.85	$16.23		$12.87	$10.06	$8.20	$18.79	$16.22		$12.87	$10.06	$8.19

Total return	42.42%	37.41%		33.04%	24.01%	56.18%	41.98%	37.07%		32.84%	23.58%	56.09%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,016,346	$619,212		$162,519	$4,592	$995	$2,838,075	$1,849,522		$1,140,481	$615,499	$389,893
Ratio of expenses to average net assets:
After waivers	1.39%	1.49	%(c)	1.55%	1.55%	1.55%	1.64%	1.74	%(c)	1.80%	1.80%	1.80%
After waivers and fees paid indirectly	1.39%	1.47	%(c)	1.53%	1.50%	1.53%	1.64%	1.72	%(c)	1.78%	1.75%	1.78%
Before waivers and fees paid indirectly	1.39%	1.49	%(c)	1.55%	1.55%	1.55%	1.64%	1.74	%(c)	1.80%	1.80%	1.80%
Ratio of net investment income to average net assets:
After waivers	0.25%	0.22%		0.69%	0.75%	1.33%	0.01%	0.17%		0.44%	0.50%	1.08%
After waivers and fees paid indirectly	0.25%	0.24%		0.71%	0.80%	1.35%	0.01%	0.19%		0.46%	0.55%	1.10%
Before waivers and fees paid indirectly	0.25%	0.22%		0.69%	0.75%	1.33%	0.01%	0.17%		0.44%	0.50%	1.08%
Portfolio turnover rate	101%	69%		52%	57%	81%	101%	69%		52%	57%	81%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—		$—	$—	$— #	$—	$—		$—	$—	$— #

EQ Advisors Trust	Financial Highlights	197

Financial Highlights (cont’d)

EQ/Van Kampen Mid Cap Growth Portfolio:

	Class IA			Class IB
	Year Ended December 31		April 29, 2005* to December 31, 2005(e)	Year Ended December 31,			April 29, 2005* to December 31, 2005(e)
	2007(e)	2006(e)		2007(e)		2006(e)
Net asset value, beginning of period	$13.58	$12.51	$10.00	$13.56		$12.48	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.17	0.05	(0.01)	0.06		0.01	(0.03)
Net realized and unrealized gain on investments and foreign currency	2.88	1.14	2.52	2.93		1.15	2.51

Total from investment operations	3.05	1.19	2.51	2.99		1.16	2.48

Less Distributions:
Dividends from net investment income	(0.08)	(0.05)	—	(0.03)		(0.01)	—
Distributions from realized gains	(0.82)	(0.07)	—	(0.82)		(0.07)	—

Total dividends and distributions	(0.90)	(0.12)	—	(0.85)		(0.08)	—

Net asset value, end of period	$15.73	$13.58	$12.51	$15.70		$13.56	$12.48

Total return (b)	22.74%	9.50%	25.10%	22.38%		9.33%	24.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$62,728	$137	$125	$378,803		$139,188	$49,826
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.80%	1.05%		1.05%	1.05%
After waivers and fees paid indirectly (a)	0.79%	0.76%	0.77%	1.04	%(c)	1.01%	1.02%
Before waivers and fees paid indirectly (a)	0.85%	0.90%	1.45%	1.10	%(c)	1.15%	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.07%	0.38%	(0.12)%	0.39%		0.06%	(0.37)%
After waivers and fees paid indirectly (a)	1.07%	0.41%	(0.09)%	0.41%		0.10%	(0.34)%
Before waivers and fees paid indirectly (a)	1.01%	0.27%	(0.77)%	0.33%		(0.04)%	(1.02)%
Portfolio turnover rate	55%	64%	39%	55%		64%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.01	$0.05	$0.01		$0.01	$0.05

198	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Van Kampen Real Estate Portfolio:

	Class IA	Class IB
	July 2, 2007* to December 31, 2007(e)	July 2, 2007* to December 31, 2007(e)
Net asset value, beginning of period	$10.00	$10.00

Income (loss) from investment operations:
Net investment income	0.09	0.09
Net realized and unrealized loss on investments and foreign currency transactions	(1.74)	(1.75)

Total from investment operations	(1.65)	(1.66)

Less Distributions:
Dividends from net investment income	(0.08)	(0.07)
Distributions from realized gains	(0.05)	(0.05)

Total dividends and distributions	(0.13)	(0.12)

Net asset value, end of period	$8.22	$8.22

Total return (b)	(16.41)%	(16.52)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$137,052	$592,541
Ratio of expenses to average net assets:
After waivers (a)	1.01%	1.26%
After waivers and fees paid indirectly (a)	1.01%	1.26%
Before waivers and fees paid indirectly (a)	1.11%	1.36	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.09%	1.96%
After waivers and fees paid indirectly (a)	2.09%	1.96%
Before waivers and fees paid indirectly (a)	2.00%	1.91%
Portfolio turnover rate	20%	20%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$—	#

EQ Advisors Trust	Financial Highlights	199

Financial Highlights (cont’d)

*	Commencement of Operations.
**	Prior to December 31, 2004, these ratios and per share amounts were not provided.
****	Prior to December 31, 2007, these ratios were not provided.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(d)	Reflects purchases and sales from change in investment strategy.
(e)	Net investment income and capital changes per share are based on average shares outstanding.
(g)	On July 6, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Janus Large Cap Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/TCW Equity Portfolio.
(h)	On July 6, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Capital Guardian U.S. Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(m)	On May 2, 2003, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/International Equity Index Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2003 represents the results of operations of the EQ/Alliance International Portfolio.
(n)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Equity Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Boston Advisors Equity Income Portfolio.
(p)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Diversified Portfolio and EQ/ MONY Equity Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(q)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Capital Appreciation Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/ Marsico Focus Portfolio.
(r)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Deep Value Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Mercury Basic Value Equity Portfolio.
(s)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Money Market Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Money Market Portfolio.
(u)	On September 9, 2005, this Portfolio converted to a “fund of funds” structure and was renamed EQ/Enterprise Moderate Allocation Portfolio. The information from January 1, 2002 through December 31, 2004 is that of the predecessor EQ/Enterprise Managed Portfolio. Information for the year ended December 31, 2005 includes the results of the operations of the predecessor EQ/Enterprise Managed Portfolio from January 1, 2005 through September 9, 2005.
(v)	On July 7, 2005, this Portfolio split in the form of a dividend payable in shares of the Portfolio in order to establish a $1.00 net asset value. The dividend consisted of 10.345 shares and 10.303 shares in exchange for one (1) share of the Portfolio’s Class IA and Class IB shares, respectively. All transactions in capital stock and per share data prior to this date have been restated to give effect to the split.
(w)	Includes dividend expense.
(x)	Effective May 1, 2007, the Manager has voluntarily waived management and administration fees and reimbursed all other expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses).
(y)	In 2007, 0.48% and 0.41% of the Portfolio’s total return for Class IA and Class IB, respectively, consists of voluntary payments made by unaffiliated service providers in connection with cash which remained under-invested for a period of time. These payments positively impacted the net asset value of the Portfolio’s Class IA and Class IB shares by $0.07 and $0.06, respectively, per share and are included in net realized and unrealized gain on investments and foreign currency transactions.
(z)	In 2007, 0.04% of the Portfolio’s total return for each class consists of a voluntary payment made by the Adviser in connection with cash which remained under-invested for a period of time. This payment positively impacted the net asset value of the Portfolio’s Class IA and Class IB shares by $0.01 per share and is included in net realized and unrealized gain on investments.

200	Financial Highlights	EQ Advisors Trust

If you would like more information about the Portfolios, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports — Include more information about the Portfolios’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Portfolios, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ SAI.

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contact your financial professional, or the Portfolios at:

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Telephone: 1-877-222-2144

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC’s Internet site at:

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Investors may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following

E-mail address:

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EQ Advisors Trust

(Investment Company Act File No. 811-07953)

© 2008 EQ Advisors Trust